UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

Fidelity Destiny® Portfolios:
Fidelity® Advisor
Diversified Stock Fund -
Class A

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class O
Actual	$ 1,000.00	$ 834.20	$ 2.20
HypotheticalA	$ 1,000.00	$ 1,022.60	$ 2.43
Class A
Actual	$ 1,000.00	$ 833.20	$ 4.08
HypotheticalA	$ 1,000.00	$ 1,020.55	$ 4.50
Class T
Actual	$ 1,000.00	$ 831.20	$ 5.72
HypotheticalA	$ 1,000.00	$ 1,018.75	$ 6.31
Class B
Actual	$ 1,000.00	$ 829.20	$ 8.14
HypotheticalA	$ 1,000.00	$ 1,016.10	$ 8.97
Class C
Actual	$ 1,000.00	$ 829.20	$ 8.14
HypotheticalA	$ 1,000.00	$ 1,016.10	$ 8.97
Institutional Class
Actual	$ 1,000.00	$ 833.50	$ 3.12
HypotheticalA	$ 1,000.00	$ 1,021.60	$ 3.44

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.48%
Class A	.89%
Class T	1.25%
Class B	1.78%
Class C	1.78%
Institutional Class	.68%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.5	1.0
American International Group, Inc.	2.6	2.9
General Electric Co.	2.4	3.3
Cisco Systems, Inc.	2.3	1.1
Corning, Inc.	2.1	1.2
Johnson & Johnson	1.9	1.5
Nestle SA (Reg.)	1.8	1.1
Procter & Gamble Co.	1.7	2.3
Verizon Communications, Inc.	1.7	1.3
JPMorgan Chase & Co.	1.6	1.5
	21.6
Top Five Market Sectors as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	19.4
Industrials	14.0	13.0
Financials	13.5	20.5
Energy	12.6	7.4
Health Care	11.6	12.5
Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Stocks 98.7%		Stocks 96.5%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 3.5%
*Foreign investments	21.0%	**Foreign investments	17.9%

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Distributors - 0.8%
Li & Fung Ltd.	5,000,000	$ 18,534,461
Hotels, Restaurants & Leisure - 0.2%
McCormick & Schmick's Seafood Restaurants (a)	394,608	4,597,183
Household Durables - 0.7%
KB Home (e)	275,000	6,800,750
Pulte Homes, Inc.	725,000	10,548,750
		17,349,500
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (a)(e)	500,000	7,535,000
Leisure Equipment & Products - 0.3%
Brunswick Corp.	250,000	3,992,500
Eastman Kodak Co.	200,000	3,534,000
		7,526,500
Media - 3.4%
Comcast Corp. Class A	900,000	17,406,000
DISH Network Corp. Class A (a)	125,000	3,591,250
New Frontier Media, Inc.	1,000,000	4,460,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	900,046	7,497,383
The DIRECTV Group, Inc. (a)	300,000	7,437,000
The Walt Disney Co.	675,000	21,181,500
Time Warner, Inc.	1,550,000	21,731,000
		83,304,133
Multiline Retail - 0.5%
Kohl's Corp. (a)	175,000	7,505,750
Macy's, Inc.	250,000	5,765,000
		13,270,750
Specialty Retail - 1.9%
Charlotte Russe Holding, Inc. (a)	150,000	2,601,000
Citi Trends, Inc. (a)	400,000	7,380,000
Home Depot, Inc.	325,000	9,090,250
Staples, Inc.	675,000	14,924,250
The Men's Wearhouse, Inc.	200,000	4,654,000
Tween Brands, Inc. (a)	300,000	7,422,000
		46,071,500
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)(e)	150,000	2,620,500
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	175,000	6,405,000
		9,025,500
TOTAL CONSUMER DISCRETIONARY		207,214,527
CONSUMER STAPLES - 9.0%
Beverages - 0.9%
InBev SA (e)	80,000	7,039,293

	Shares	Value
Molson Coors Brewing Co. Class B	250,000	$ 13,142,500
SABMiller plc	125,000	2,738,265
		22,920,058
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	150,000	6,076,500
Sysco Corp.	550,000	15,961,000
United Natural Foods, Inc. (a)	850,000	15,903,500
Whole Foods Market, Inc. (e)	650,000	21,430,500
		59,371,500
Food Products - 2.9%
Corn Products International, Inc.	200,000	7,428,000
Dean Foods Co.	125,000	2,511,250
Diamond Foods, Inc.	275,000	4,988,500
Marine Harvest ASA (a)	12,500,000	7,314,248
McCormick & Co., Inc. (non-vtg.)	125,000	4,621,250
Nestle SA (Reg.)	85,000	42,472,184
		69,335,432
Household Products - 2.2%
Energizer Holdings, Inc. (a)	140,000	12,667,200
Procter & Gamble Co.	600,000	42,042,000
		54,709,200
Personal Products - 0.5%
Avon Products, Inc.	275,000	10,873,500
Tobacco - 0.1%
British American Tobacco PLC sponsored ADR	19,100	1,446,825
TOTAL CONSUMER STAPLES		218,656,515
ENERGY - 12.6%
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (a)	50,000	4,586,000
BJ Services Co.	300,000	8,553,000
Complete Production Services, Inc. (a)	115,786	2,656,131
ENSCO International, Inc.	125,000	7,827,500
Grey Wolf, Inc. (a)	1,000,000	6,780,000
ION Geophysical Corp. (a)	250,000	3,450,000
Key Energy Services, Inc. (a)	500,000	6,710,000
Nabors Industries Ltd. (a)	5,000	168,850
Noble Corp.	125,000	6,208,750
North American Energy Partners, Inc. (a)	425,000	6,519,502
Schlumberger Ltd. (NY Shares)	400,000	34,800,000
		88,259,733
Oil, Gas & Consumable Fuels - 9.0%
Chesapeake Energy Corp.	350,000	16,152,500
Chevron Corp.	75,000	6,402,000
ConocoPhillips	350,000	26,673,500
Copano Energy LLC	75,000	2,564,250
EOG Resources, Inc.	75,000	9,000,000
Exxon Mobil Corp.	1,000,000	84,580,005
Lukoil Oil Co. sponsored ADR	150,000	12,870,000
Marathon Oil Corp.	125,000	5,700,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OAO Gazprom sponsored ADR	200,000	$ 10,200,000
OJSC Rosneft unit	675,000	6,081,750
OPTI Canada, Inc. (a)	200,000	3,370,349
Petrobank Energy & Resources Ltd. (a)	50,000	2,274,498
Plains Exploration & Production Co. (a)	100,000	5,314,000
Suncor Energy, Inc.	100,000	9,663,939
Ultra Petroleum Corp. (a)	110,000	8,525,000
Valero Energy Corp.	175,000	8,594,250
		217,966,041
TOTAL ENERGY		306,225,774
FINANCIALS - 13.5%
Capital Markets - 1.8%
Credit Suisse Group sponsored ADR	100,000	5,088,000
Goldman Sachs Group, Inc.	40,000	6,615,600
KKR Private Equity Investors, LP	825,000	10,188,750
Lehman Brothers Holdings, Inc.	600,000	22,584,000
		44,476,350
Commercial Banks - 2.6%
Anglo Irish Bank Corp. plc	500,000	6,709,050
Erste Bank AG	125,000	8,100,191
M&T Bank Corp.	160,000	12,876,800
Sterling Bancshares, Inc.	350,000	3,479,000
UCBH Holdings, Inc.	200,000	1,552,000
Wachovia Corp.	1,150,000	31,050,000
		63,767,041
Consumer Finance - 0.4%
American Express Co.	200,000	8,744,000
Diversified Financial Services - 4.6%
Bank of America Corp.	900,000	34,119,000
Bovespa Holding SA	400,000	5,413,722
CIT Group, Inc.	250,000	2,962,500
Citigroup, Inc.	1,200,000	25,704,000
Climate Exchange PLC (a)	150,000	5,509,270
JPMorgan Chase & Co.	903,300	38,796,735
		112,505,227
Insurance - 3.4%
American International Group, Inc.	1,450,000	62,712,500
Hartford Financial Services Group, Inc.	100,000	7,577,000
RenaissanceRe Holdings Ltd.	125,000	6,488,750
W.R. Berkley Corp.	200,000	5,538,000
		82,316,250
Thrifts & Mortgage Finance - 0.7%
Fannie Mae	350,000	9,212,000

	Shares	Value
MGIC Investment Corp. (e)	310,800	$ 3,272,724
Radian Group, Inc. (e)	799,988	5,255,921
		17,740,645
TOTAL FINANCIALS		329,549,513
HEALTH CARE - 11.6%
Biotechnology - 2.1%
Alkermes, Inc. (a)	400,000	4,752,000
Alnylam Pharmaceuticals, Inc. (a)	150,000	3,660,000
Amgen, Inc. (a)	525,000	21,934,500
Cephalon, Inc. (a)	55,000	3,542,000
Genentech, Inc. (a)	175,000	14,206,500
MannKind Corp. (a)(e)	500,000	2,985,000
		51,080,000
Health Care Equipment & Supplies - 2.2%
Abiomed, Inc. (a)	300,000	3,942,000
Conceptus, Inc. (a)	650,000	12,064,000
Covidien Ltd.	150,000	6,637,500
Insulet Corp.	225,000	3,240,000
Inverness Medical Innovations, Inc. (a)	150,000	4,515,000
Medtronic, Inc.	250,000	12,092,500
Mindray Medical International Ltd. sponsored ADR	200,000	5,788,000
NxStage Medical, Inc. (a)	600,000	2,592,000
Sirona Dental Systems, Inc. (a)	100,000	2,697,000
		53,568,000
Health Care Providers & Services - 3.1%
athenahealth, Inc. (e)	250,000	5,917,500
Emergency Medical Services Corp. Class A (a)	200,008	4,938,198
Henry Schein, Inc. (a)	100,000	5,740,000
Humana, Inc. (a)	50,000	2,243,000
Medco Health Solutions, Inc. (a)	275,000	12,042,250
Tenet Healthcare Corp. (a)	1,000,000	5,660,000
UnitedHealth Group, Inc.	900,022	30,924,756
VCA Antech, Inc. (a)	150,000	4,102,500
WellPoint, Inc. (a)	75,000	3,309,750
		74,877,954
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	100,000	7,590,000
QIAGEN NV (a)	225,000	4,680,000
		12,270,000
Pharmaceuticals - 3.7%
Barr Pharmaceuticals, Inc. (a)	175,000	8,454,250
Elan Corp. PLC sponsored ADR (a)	250,022	5,215,459
Johnson & Johnson	700,027	45,410,751
Medicis Pharmaceutical Corp. Class A	200,000	3,938,000
Merck & Co., Inc.	375,000	14,231,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Nexmed, Inc. (a)	1,750,000	$ 2,345,000
Schering-Plough Corp.	750,000	10,807,500
		90,402,210
TOTAL HEALTH CARE		282,198,164
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.1%
General Dynamics Corp.	75,000	6,252,750
Honeywell International, Inc.	375,000	21,157,500
		27,410,250
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	80,017	4,352,925
United Parcel Service, Inc. Class B	300,000	21,906,000
		26,258,925
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	175,000	4,949,000
Building Products - 0.2%
Universal Forest Products, Inc.	150,000	4,830,000
Commercial Services & Supplies - 2.6%
Allied Waste Industries, Inc. (a)	500,000	5,405,000
Corporate Executive Board Co.	225,000	9,108,000
CoStar Group, Inc. (a)	249,985	10,749,355
Equifax, Inc.	225,000	7,758,000
Healthcare Services Group, Inc.	725,000	14,964,000
Intertek Group PLC	150,000	3,071,619
Manpower, Inc.	100,000	5,626,000
Robert Half International, Inc.	299,980	7,721,485
		64,403,459
Construction & Engineering - 0.5%
Abengoa SA	50,000	1,787,764
Chicago Bridge & Iron Co. NV (NY Shares)	150,000	5,886,000
Shaw Group, Inc. (a)	100,000	4,714,000
		12,387,764
Electrical Equipment - 5.1%
ABB Ltd. sponsored ADR	225,000	6,057,000
Evergreen Solar, Inc. (a)(e)	2,750,000	25,492,500
Q-Cells AG (a)(e)	237,500	23,567,314
Renewable Energy Corp. AS (a)(e)	850,000	23,700,126
SolarWorld AG (e)	450,000	21,431,863
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	525,000	21,294,000
Toyo Tanso Co. Ltd.	15,000	1,410,180
		122,952,983
Industrial Conglomerates - 2.4%
General Electric Co.	1,550,000	57,365,500

	Shares	Value
Machinery - 0.5%
Spire Corp. (a)	125,000	$ 1,920,000
Terex Corp. (a)	175,000	10,937,500
		12,857,500
Road & Rail - 0.3%
Ryder System, Inc.	125,000	7,613,750
TOTAL INDUSTRIALS		341,029,131
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	2,350,000	56,611,500
Corning, Inc.	2,100,000	50,484,000
Foxconn International Holdings Ltd. (a)	4,000,000	5,396,515
Harris Corp.	100,000	4,853,000
Infinera Corp.	169,500	2,034,000
Juniper Networks, Inc. (a)	150,000	3,750,000
Nice Systems Ltd. sponsored ADR (a)	400,000	11,288,000
Riverbed Technology, Inc. (a)	75,000	1,114,500
		135,531,515
Computers & Peripherals - 1.9%
Apple, Inc. (a)	125,000	17,937,500
Hewlett-Packard Co.	450,000	20,547,000
NetApp, Inc. (a)	400,000	8,020,000
		46,504,500
Electronic Equipment & Instruments - 2.7%
Acacia Research Corp. - Acacia Technologies (a)	1,499,100	8,619,825
Arrow Electronics, Inc. (a)	150,000	5,047,500
Comverge, Inc. (e)	400,000	4,132,000
Everlight Electronics Co. Ltd.	1,749,960	5,931,677
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,250,000	12,883,799
Ingram Micro, Inc. Class A (a)	341,200	5,401,196
Itron, Inc. (a)	55,000	4,962,650
Motech Industries, Inc.	2,199,630	15,092,732
Universal Display Corp. (a)	200,000	2,864,000
		64,935,379
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	225,000	6,336,000
Equinix, Inc. (a)	100,000	6,649,000
Google, Inc. Class A (sub. vtg.) (a)	70,000	30,832,900
Omniture, Inc. (a)	150,000	3,481,500
SAVVIS, Inc. (a)	475,000	7,728,250
Terremark Worldwide, Inc. (a)	1,000,019	5,480,104
		60,507,754
IT Services - 2.6%
Cognizant Technology Solutions Corp. Class A (a)	600,000	17,298,000
MasterCard, Inc. Class A	20,000	4,459,800
Paychex, Inc.	850,000	29,121,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	400,000	$ 8,508,000
Visa, Inc.	75,000	4,677,000
		64,063,800
Semiconductors & Semiconductor Equipment - 4.3%
ARM Holdings PLC sponsored ADR	2,000,000	10,540,000
ASML Holding NV (NY Shares)	400,000	9,924,000
Broadcom Corp. Class A (a)	450,000	8,671,500
Intel Corp.	1,600,000	33,888,000
Lam Research Corp. (a)	175,000	6,688,500
National Semiconductor Corp.	1,000,020	18,320,366
NVIDIA Corp. (a)	150,000	2,968,500
Richtek Technology Corp.	500,000	3,981,966
Siliconware Precision Industries Co. Ltd. sponsored ADR	450,000	3,780,000
Taiwan Semiconductor Manufacturing Co. Ltd.	2,499,995	5,191,354
		103,954,186
Software - 1.5%
Adobe Systems, Inc. (a)	325,000	11,566,750
Microsoft Corp.	200,000	5,676,000
Nintendo Co. Ltd.	15,000	7,847,676
Quality Systems, Inc. (e)	350,000	10,454,500
Salesforce.com, Inc. (a)	25,000	1,446,750
		36,991,676
TOTAL INFORMATION TECHNOLOGY		512,488,810
MATERIALS - 2.1%
Chemicals - 1.7%
Airgas, Inc.	75,000	3,410,250
Monsanto Co.	125,000	13,937,500
Tokuyama Corp.	1,250,000	9,179,385
Wacker Chemie AG	50,000	10,243,535
Zoltek Companies, Inc. (a)(e)	200,000	5,304,000
		42,074,670
Metals & Mining - 0.4%
ArcelorMittal SA (NY Reg.) Class A	100,000	8,180,000
Timminco Ltd. (a)	100,000	2,376,778
		10,556,778
TOTAL MATERIALS		52,631,448
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	600,000	22,980,000
Verizon Communications, Inc.	1,100,000	40,095,000
		63,075,000

	Shares	Value
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L sponsored ADR	100,000	$ 6,369,000
Bharti Airtel Ltd. (a)	225,000	4,644,173
Sistema JSFC sponsored GDR	125,000	4,012,500
		15,025,673
TOTAL TELECOMMUNICATION SERVICES		78,100,673
UTILITIES - 3.2%
Electric Utilities - 1.8%
Entergy Corp.	100,000	10,908,000
Exelon Corp.	250,000	20,317,500
Great Plains Energy, Inc.	200,000	4,930,000
PPL Corp.	150,000	6,888,000
		43,043,500
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	350,000	5,834,500
Clipper Windpower PLC (a)(f)	978,496	9,911,769
NRG Energy, Inc. (a)	325,000	12,671,750
		28,418,019
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	150,000	6,028,500
TOTAL UTILITIES		77,490,019
TOTAL COMMON STOCKS (Cost $2,740,783,294)		2,405,584,574
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $1,315,064)	$ 2,950,000	334,280
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 2.69% (b)	55,710,759	55,710,759
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	115,496,855	115,496,855
TOTAL MONEY MARKET FUNDS (Cost $171,207,614)		171,207,614
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.44%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $3,056,000)	$ 3,056,122	$ 3,056,000
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $2,916,361,972)		2,580,182,468
NET OTHER ASSETS - (5.9)%		(142,961,291)
NET ASSETS - 100%		$ 2,437,221,177
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,056,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 550,571
Barclays Capital, Inc.	1,009,131
Lehman Brothers, Inc.	1,496,298
$ 3,056,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,998,595
Fidelity Securities Lending Cash Central Fund	1,635,617
Total	$ 3,634,212
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.0%
Germany	2.3%
Switzerland	2.2%
Taiwan	2.0%
United Kingdom	1.7%
Cayman Islands	1.6%
Netherlands Antilles	1.4%
Canada	1.4%
Russia	1.3%
Norway	1.3%
Others (individually less than 1%)	5.8%
100.0%
Income Tax Information
At September 30, 2007, the fund had a capital loss carryforward of approximately $101,274,077 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $111,993,388 and repurchase agreements of $3,056,000) - See accompanying schedule: Unaffiliated issuers (cost $2,745,154,358)	$ 2,408,974,854
Fidelity Central Funds (cost $171,207,614)	171,207,614
Total Investments (cost $2,916,361,972)		$ 2,580,182,468
Cash		291
Receivable for investments sold		13,336,554
Receivable for fund shares sold		217,658
Dividends receivable		1,854,904
Distributions receivable from Fidelity Central Funds		476,881
Prepaid expenses		7,326
Other receivables		191,035
Total assets		2,596,267,117

Liabilities
Payable for investments purchased
Regular delivery	$ 37,436,533
Delayed delivery	1,903,721
Payable for fund shares redeemed	2,998,053
Accrued management fee	866,977
Distribution fees payable	44,676
Other affiliated payables	121,787
Other payables and accrued expenses	177,338
Collateral on securities loaned, at value	115,496,855
Total liabilities		159,045,940

Net Assets		$ 2,437,221,177
Net Assets consist of:
Paid in capital		$ 2,887,022,213
Undistributed net investment income		8,385,957
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(122,037,380)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(336,149,613)
Net Assets		$ 2,437,221,177

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,235,483,892 ÷ 155,206,204 shares)	$ 14.40

Class A: Net Asset Value and redemption price per share ($156,280,885 ÷ 11,061,940 shares)	$ 14.13

Maximum offering price per share (100/94.25 of $14.13)	$ 14.99
Class T: Net Asset Value and redemption price per share ($19,909,525 ÷ 1,419,930 shares)	$ 14.02

Maximum offering price per share (100/96.50 of $14.02)	$ 14.53
Class B: Net Asset Value and offering price per share ($1,096,929 ÷ 78,747 shares)A	$ 13.93

Class C: Net Asset Value and offering price per share ($3,642,643 ÷ 261,492 shares)A	$ 13.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,807,303 ÷ 1,432,834 shares)	$ 14.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 19,589,787
Interest		96,332
Income from Fidelity Central Funds (including $1,635,617 from security lending)		3,634,212
Total income		23,320,331

Expenses
Management fee	$ 5,969,557
Transfer agent fees	306,567
Distribution fees	301,285
Accounting and security lending fees	475,429
Custodian fees and expenses	137,659
Independent trustees' compensation	5,885
Appreciation in deferred trustee compensation account	13
Registration fees	26,699
Audit	38,200
Legal	13,904
Miscellaneous	25,574
Total expenses before reductions	7,300,772
Expense reductions	(78,851)	7,221,921
Net investment income (loss)		16,098,410
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $104,790)	(14,265,098)
Foreign currency transactions	136,164
Total net realized gain (loss)		(14,128,934)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $435,917)	(502,879,642)
Assets and liabilities in foreign currencies	(39,939)
Total change in net unrealized appreciation (depreciation)		(502,919,581)
Net gain (loss)		(517,048,515)
Net increase (decrease) in net assets resulting from operations		$ (500,950,105)

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,098,410	$ 29,562,750
Net realized gain (loss)	(14,128,934)	549,424,345
Change in net unrealized appreciation (depreciation)	(502,919,581)	(5,640,666)
Net increase (decrease) in net assets resulting from operations	(500,950,105)	573,346,429
Distributions to shareholders from net investment income	(29,097,092)	(30,072,413)
Share transactions - net increase (decrease)	(168,742,336)	(1,049,322,859)
Total increase (decrease) in net assets	(698,789,533)	(506,048,843)

Net Assets
Beginning of period	3,136,010,710	3,642,059,553
End of period (including undistributed net investment income of $8,385,957 and undistributed net investment income of $22,785,930, respectively)	$ 2,437,221,177	$ 3,136,010,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.44	$ 14.82	$ 13.51	$ 11.85	$ 11.06	$ 9.31
Income from Investment Operations
Net investment income (loss) E	.10	.15	.13	.16 H	.10	.09
Net realized and unrealized gain (loss)	(2.97)	2.62	1.29	1.66	.78	1.75
Total from investment operations	(2.87)	2.77	1.42	1.82	.88	1.84
Distributions from net investment income	(.17)	(.15)	(.11)	(.16)	(.09)	(.09)
Net asset value, end of period	$ 14.40	$ 17.44	$ 14.82	$ 13.51	$ 11.85	$ 11.06
Total Return B,C,D	(16.58)%	18.83%	10.55%	15.46%	7.96%	19.88%
Ratios to Average Net Assets F,I
Expenses before reductions	.48% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48% A	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.48%	.44%	.47%	.46%
Net investment income (loss)	1.18% A	.95%	.90%	1.27% H	.79%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,235,484	$ 2,878,127	$ 2,915,932	$ 2,988,758	$ 3,099,403	$ 3,144,123
Portfolio turnover rate G	114% A	148%	66%	130%	52%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 L	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 14.53	$ 13.24	$ 11.62	$ 10.87	$ 9.16
Income from Investment Operations
Net investment income (loss) F	.06	.08	.06	.08 I	- K	- K
Net realized and unrealized gain (loss)	(2.89)	2.56	1.28	1.62	.77	1.73
Total from investment operations	(2.83)	2.64	1.34	1.70	.77	1.73
Distributions from net investment income	(.11)	(.10)	(.05)	(.08)	(.02)	(.02)
Net asset value, end of period	$ 14.13	$ 17.07	$ 14.53	$ 13.24	$ 11.62	$ 10.87
Total Return B,C,D,E	(16.68)%	18.25%	10.13%	14.68%	7.08%	18.91%
Ratios to Average Net Assets G,J
Expenses before reductions	.89%A	.91%	.95%	1.09%	1.29%	1.36%
Expenses net of fee waivers, if any	.89%A	.91%	.95%	1.08%	1.29%	1.36%
Expenses net of all reductions	.88%A	.90%	.94%	1.03%	1.27%	1.32%
Net investment income (loss)	.78%A	.52%	.44%	.67% I	-%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,281	$ 182,686	$ 130,332	$ 80,938	$ 52,741	$ 31,240
Portfolio turnover rate H	114%A	148%	66%	130%	52%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Total returns do not include the effect of the sales charges.

F Calculated based on average shares outstanding during the period.

G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.03	.03	.02	- J
Net realized and unrealized gain (loss)	(2.88)	2.54	1.27	.40
Total from investment operations	(2.85)	2.57	1.29	.40
Distributions from net investment income	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 14.02	$ 16.91	$ 14.45	$ 13.24
Total ReturnB,C,D	(16.88)%	17.90%	9.75%	3.12%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.25% A	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.25% A	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.24% A	1.22%	1.24%	1.13% A
Net investment income (loss)	.42% A	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,910	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	114% A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(2.86)	2.54	1.27	.40
Total from investment operations	(2.87)	2.48	1.21	.38
Distributions from net investment income	-	(.06)	(.05)	-
Net asset value, end of period	$ 13.93	$ 16.80	$ 14.38	$ 13.22
Total Return B,C,D	(17.08)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.81%	1.82%	1.72%A
Expenses net of fee waivers, if any	1.78% A	1.81%	1.82%	1.72%A
Expenses net of all reductions	1.78% A	1.80%	1.81%	1.67%A
Net investment income (loss)	(.11)% A	(.37)%	(.42)%	(.59)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,097	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	114%A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(2.86)	2.54	1.28	.40
Total from investment operations	(2.87)	2.48	1.22	.38
Distributions from net investment income	-	(.05)	(.07)	-
Net asset value, end of period	$ 13.93	$ 16.80	$ 14.37	$ 13.22
Total Return B,C,D	(17.08)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.78% A	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.77% A	1.78%	1.84%	1.64% A
Net investment income (loss)	(.11)% A	(.36)%	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,643	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	114% A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.08	.12	.09	.01
Net realized and unrealized gain (loss)	(2.99)	2.67	1.29	.41
Total from investment operations	(2.91)	2.79	1.38	.42
Distributions from net investment income	(.13)	-	(.11)	-
Net asset value, end of period	$ 14.52	$ 17.56	$ 14.77	$ 13.50
Total Return B,C	(16.65)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.68% A	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.68% A	.65%	.77%	.69% A
Expenses net of all reductions	.68% A	.64%	.76%	.64% A
Net investment income (loss)	.98% A	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,807	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	114% A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I: O and Destiny Plans I: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, futures transactions, certain foreign taxes, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 129,328,695
Unrealized depreciation	(481,769,385)
Net unrealized appreciation (depreciation)	$ (352,440,690)

Cost for federal income tax purposes	$ 2,932,623,158

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,554,151,575 and $1,656,279,954, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 215,057	$ 16,098
Class T	.25%	.25%	58,400	-
Class B	.75%	.25%	6,239	4,679
Class C	.75%	.25%	21,589	2,875
			$ 301,285	$ 23,652

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,571
Class T	918
Class B*	2,777
Class C*	172
$ 10,438

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Class O. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 89,846.01
Class A	140,792.16
Class T	31,890.27
Class B	1,919.31
Class C	6,600.30
Institutional Class	35,520.21
	$ 306,567

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,243 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,696 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $71,231 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,250. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,058
Class A	1,172
Class T	137
Institutional Class	3
$ 2,370

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $ 442,808, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class O	$ 27,563,076	$ 28,900,136
Class A	1,168,332	976,377
Class T	63,471	177,927
Class B	-	5,391
Class C	-	12,582
Institutional Class	302,213	-
Total	$ 29,097,092	$ 30,072,413

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class O
Shares sold	1,441,810	3,506,962	$ 23,118,501	$ 55,847,896
Reinvestment of distributions	1,406,128	1,573,620	23,327,681	24,375,356
Shares redeemed	(12,685,226)	(36,793,773)	(203,625,478)	(593,298,582)
Net increase (decrease)	(9,837,288)	(31,713,191)	$ (157,179,296)	$ (513,075,330)
Class A
Shares sold	1,092,606	3,127,611	$ 17,402,594	$ 48,834,750
Reinvestment of distributions	68,157	61,138	1,110,270	930,525
Shares redeemed	(797,961)	(1,462,015)	(12,377,104)	(23,133,989)
Net increase (decrease)	362,802	1,726,734	$ 6,135,760	$ 26,631,286
Class T
Shares sold	94,553	1,103,751	$ 1,451,127	$ 16,839,396
Reinvestment of distributions	3,888	11,601	62,953	175,291
Shares redeemed	(259,297)	(409,973)	(4,018,195)	(6,466,921)
Net increase (decrease)	(160,856)	705,379	$ (2,504,115)	$ 10,547,766
Class B
Shares sold	9,185	70,820	$ 144,419	$ 1,073,799
Reinvestment of distributions	-	325	-	4,907
Shares redeemed	(11,183)	(53,648)	(170,378)	(836,615)
Net increase (decrease)	(1,998)	17,497	$ (25,959)	$ 242,091
Class C
Shares sold	18,951	190,781	$ 287,731	$ 2,924,440
Reinvestment of distributions	-	771	-	11,622
Shares redeemed	(48,969)	(91,877)	(741,712)	(1,415,932)
Net increase (decrease)	(30,018)	99,675	$ (453,981)	$ 1,520,130
Institutional Class
Shares sold	24,229	2,418,447	$ 408,265	$ 36,833,323
Reinvestment of distributions	4,675	-	78,258	-
Shares redeemed	(1,000,148)	(39,238,416)	(15,201,268)	(612,022,125)
Net increase (decrease)	(971,244)	(36,819,969)	$ (14,714,745)	$ (575,188,802)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	7,301,245,402.99	95.180
Withheld	369,727,258.69	4.820
TOTAL	7,670,972,661.68	100.000
Dennis J. Dirks
Affirmative	7,315,162,274.23	95.362
Withheld	355,810,387.45	4.638
TOTAL	7,670,972,661.68	100.000
Edward C. Johnson 3d
Affirmative	7,279,566,042.90	94.898
Withheld	391,406,618.78	5.102
TOTAL	7,670,972,661.68	100.000
Alan J. Lacy
Affirmative	7,308,976,735.47	95.281
Withheld	361,995,926.21	4.719
TOTAL	7,670,972,661.68	100.000
Ned C. Lautenbach
Affirmative	7,311,645,783.73	95.316
Withheld	359,326,877.95	4.684
TOTAL	7,670,972,661.68	100.000
Joseph Mauriello
Affirmative	7,299,247,385.40	95.154
Withheld	371,725,276.28	4.846
TOTAL	7,670,972,661.68	100.000
Cornelia M. Small
Affirmative	7,304,074,583.68	95.217
Withheld	366,898,078.00	4.783
TOTAL	7,670,972,661.68	100.000
William S. Stavropoulos
Affirmative	7,288,328,101.58	95.012
Withheld	382,644,560.10	4.988
TOTAL	7,670,972,661.68	100.000
David M. Thomas
Affirmative	7,310,154,938.14	95.296
Withheld	360,817,723.54	4.704
TOTAL	7,670,972,661.68	100.000
Michael E. Wiley
Affirmative	7,291,195,796.49	95.049
Withheld	379,776,865.19	4.951
TOTAL	7,670,972,661.68	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Destiny Portfolios to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	5,886,523,798.95	76.738
Against	1,431,969,592.63	18.667
Abstain	340,360,558.94	4.437
Broker Non-Votes	12,118,711.16	0.158
TOTAL	7,670,972,661.68	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIN-USAN-0508
1.791869.104

(Fidelity Investment logo)(registered trademark)

Fidelity Destiny® Portfolios:
Fidelity® Advisor
Diversified Stock Fund -
Class O

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class O
Actual	$ 1,000.00	$ 834.20	$ 2.20
HypotheticalA	$ 1,000.00	$ 1,022.60	$ 2.43
Class A
Actual	$ 1,000.00	$ 833.20	$ 4.08
HypotheticalA	$ 1,000.00	$ 1,020.55	$ 4.50
Class T
Actual	$ 1,000.00	$ 831.20	$ 5.72
HypotheticalA	$ 1,000.00	$ 1,018.75	$ 6.31
Class B
Actual	$ 1,000.00	$ 829.20	$ 8.14
HypotheticalA	$ 1,000.00	$ 1,016.10	$ 8.97
Class C
Actual	$ 1,000.00	$ 829.20	$ 8.14
HypotheticalA	$ 1,000.00	$ 1,016.10	$ 8.97
Institutional Class
Actual	$ 1,000.00	$ 833.50	$ 3.12
HypotheticalA	$ 1,000.00	$ 1,021.60	$ 3.44

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.48%
Class A	.89%
Class T	1.25%
Class B	1.78%
Class C	1.78%
Institutional Class	.68%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.5	1.0
American International Group, Inc.	2.6	2.9
General Electric Co.	2.4	3.3
Cisco Systems, Inc.	2.3	1.1
Corning, Inc.	2.1	1.2
Johnson & Johnson	1.9	1.5
Nestle SA (Reg.)	1.8	1.1
Procter & Gamble Co.	1.7	2.3
Verizon Communications, Inc.	1.7	1.3
JPMorgan Chase & Co.	1.6	1.5
	21.6
Top Five Market Sectors as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	19.4
Industrials	14.0	13.0
Financials	13.5	20.5
Energy	12.6	7.4
Health Care	11.6	12.5
Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Stocks 98.7%		Stocks 96.5%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 3.5%
*Foreign investments	21.0%	**Foreign investments	17.9%

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Distributors - 0.8%
Li & Fung Ltd.	5,000,000	$ 18,534,461
Hotels, Restaurants & Leisure - 0.2%
McCormick & Schmick's Seafood Restaurants (a)	394,608	4,597,183
Household Durables - 0.7%
KB Home (e)	275,000	6,800,750
Pulte Homes, Inc.	725,000	10,548,750
		17,349,500
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (a)(e)	500,000	7,535,000
Leisure Equipment & Products - 0.3%
Brunswick Corp.	250,000	3,992,500
Eastman Kodak Co.	200,000	3,534,000
		7,526,500
Media - 3.4%
Comcast Corp. Class A	900,000	17,406,000
DISH Network Corp. Class A (a)	125,000	3,591,250
New Frontier Media, Inc.	1,000,000	4,460,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	900,046	7,497,383
The DIRECTV Group, Inc. (a)	300,000	7,437,000
The Walt Disney Co.	675,000	21,181,500
Time Warner, Inc.	1,550,000	21,731,000
		83,304,133
Multiline Retail - 0.5%
Kohl's Corp. (a)	175,000	7,505,750
Macy's, Inc.	250,000	5,765,000
		13,270,750
Specialty Retail - 1.9%
Charlotte Russe Holding, Inc. (a)	150,000	2,601,000
Citi Trends, Inc. (a)	400,000	7,380,000
Home Depot, Inc.	325,000	9,090,250
Staples, Inc.	675,000	14,924,250
The Men's Wearhouse, Inc.	200,000	4,654,000
Tween Brands, Inc. (a)	300,000	7,422,000
		46,071,500
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)(e)	150,000	2,620,500
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	175,000	6,405,000
		9,025,500
TOTAL CONSUMER DISCRETIONARY		207,214,527
CONSUMER STAPLES - 9.0%
Beverages - 0.9%
InBev SA (e)	80,000	7,039,293

	Shares	Value
Molson Coors Brewing Co. Class B	250,000	$ 13,142,500
SABMiller plc	125,000	2,738,265
		22,920,058
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	150,000	6,076,500
Sysco Corp.	550,000	15,961,000
United Natural Foods, Inc. (a)	850,000	15,903,500
Whole Foods Market, Inc. (e)	650,000	21,430,500
		59,371,500
Food Products - 2.9%
Corn Products International, Inc.	200,000	7,428,000
Dean Foods Co.	125,000	2,511,250
Diamond Foods, Inc.	275,000	4,988,500
Marine Harvest ASA (a)	12,500,000	7,314,248
McCormick & Co., Inc. (non-vtg.)	125,000	4,621,250
Nestle SA (Reg.)	85,000	42,472,184
		69,335,432
Household Products - 2.2%
Energizer Holdings, Inc. (a)	140,000	12,667,200
Procter & Gamble Co.	600,000	42,042,000
		54,709,200
Personal Products - 0.5%
Avon Products, Inc.	275,000	10,873,500
Tobacco - 0.1%
British American Tobacco PLC sponsored ADR	19,100	1,446,825
TOTAL CONSUMER STAPLES		218,656,515
ENERGY - 12.6%
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (a)	50,000	4,586,000
BJ Services Co.	300,000	8,553,000
Complete Production Services, Inc. (a)	115,786	2,656,131
ENSCO International, Inc.	125,000	7,827,500
Grey Wolf, Inc. (a)	1,000,000	6,780,000
ION Geophysical Corp. (a)	250,000	3,450,000
Key Energy Services, Inc. (a)	500,000	6,710,000
Nabors Industries Ltd. (a)	5,000	168,850
Noble Corp.	125,000	6,208,750
North American Energy Partners, Inc. (a)	425,000	6,519,502
Schlumberger Ltd. (NY Shares)	400,000	34,800,000
		88,259,733
Oil, Gas & Consumable Fuels - 9.0%
Chesapeake Energy Corp.	350,000	16,152,500
Chevron Corp.	75,000	6,402,000
ConocoPhillips	350,000	26,673,500
Copano Energy LLC	75,000	2,564,250
EOG Resources, Inc.	75,000	9,000,000
Exxon Mobil Corp.	1,000,000	84,580,005
Lukoil Oil Co. sponsored ADR	150,000	12,870,000
Marathon Oil Corp.	125,000	5,700,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OAO Gazprom sponsored ADR	200,000	$ 10,200,000
OJSC Rosneft unit	675,000	6,081,750
OPTI Canada, Inc. (a)	200,000	3,370,349
Petrobank Energy & Resources Ltd. (a)	50,000	2,274,498
Plains Exploration & Production Co. (a)	100,000	5,314,000
Suncor Energy, Inc.	100,000	9,663,939
Ultra Petroleum Corp. (a)	110,000	8,525,000
Valero Energy Corp.	175,000	8,594,250
		217,966,041
TOTAL ENERGY		306,225,774
FINANCIALS - 13.5%
Capital Markets - 1.8%
Credit Suisse Group sponsored ADR	100,000	5,088,000
Goldman Sachs Group, Inc.	40,000	6,615,600
KKR Private Equity Investors, LP	825,000	10,188,750
Lehman Brothers Holdings, Inc.	600,000	22,584,000
		44,476,350
Commercial Banks - 2.6%
Anglo Irish Bank Corp. plc	500,000	6,709,050
Erste Bank AG	125,000	8,100,191
M&T Bank Corp.	160,000	12,876,800
Sterling Bancshares, Inc.	350,000	3,479,000
UCBH Holdings, Inc.	200,000	1,552,000
Wachovia Corp.	1,150,000	31,050,000
		63,767,041
Consumer Finance - 0.4%
American Express Co.	200,000	8,744,000
Diversified Financial Services - 4.6%
Bank of America Corp.	900,000	34,119,000
Bovespa Holding SA	400,000	5,413,722
CIT Group, Inc.	250,000	2,962,500
Citigroup, Inc.	1,200,000	25,704,000
Climate Exchange PLC (a)	150,000	5,509,270
JPMorgan Chase & Co.	903,300	38,796,735
		112,505,227
Insurance - 3.4%
American International Group, Inc.	1,450,000	62,712,500
Hartford Financial Services Group, Inc.	100,000	7,577,000
RenaissanceRe Holdings Ltd.	125,000	6,488,750
W.R. Berkley Corp.	200,000	5,538,000
		82,316,250
Thrifts & Mortgage Finance - 0.7%
Fannie Mae	350,000	9,212,000

	Shares	Value
MGIC Investment Corp. (e)	310,800	$ 3,272,724
Radian Group, Inc. (e)	799,988	5,255,921
		17,740,645
TOTAL FINANCIALS		329,549,513
HEALTH CARE - 11.6%
Biotechnology - 2.1%
Alkermes, Inc. (a)	400,000	4,752,000
Alnylam Pharmaceuticals, Inc. (a)	150,000	3,660,000
Amgen, Inc. (a)	525,000	21,934,500
Cephalon, Inc. (a)	55,000	3,542,000
Genentech, Inc. (a)	175,000	14,206,500
MannKind Corp. (a)(e)	500,000	2,985,000
		51,080,000
Health Care Equipment & Supplies - 2.2%
Abiomed, Inc. (a)	300,000	3,942,000
Conceptus, Inc. (a)	650,000	12,064,000
Covidien Ltd.	150,000	6,637,500
Insulet Corp.	225,000	3,240,000
Inverness Medical Innovations, Inc. (a)	150,000	4,515,000
Medtronic, Inc.	250,000	12,092,500
Mindray Medical International Ltd. sponsored ADR	200,000	5,788,000
NxStage Medical, Inc. (a)	600,000	2,592,000
Sirona Dental Systems, Inc. (a)	100,000	2,697,000
		53,568,000
Health Care Providers & Services - 3.1%
athenahealth, Inc. (e)	250,000	5,917,500
Emergency Medical Services Corp. Class A (a)	200,008	4,938,198
Henry Schein, Inc. (a)	100,000	5,740,000
Humana, Inc. (a)	50,000	2,243,000
Medco Health Solutions, Inc. (a)	275,000	12,042,250
Tenet Healthcare Corp. (a)	1,000,000	5,660,000
UnitedHealth Group, Inc.	900,022	30,924,756
VCA Antech, Inc. (a)	150,000	4,102,500
WellPoint, Inc. (a)	75,000	3,309,750
		74,877,954
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	100,000	7,590,000
QIAGEN NV (a)	225,000	4,680,000
		12,270,000
Pharmaceuticals - 3.7%
Barr Pharmaceuticals, Inc. (a)	175,000	8,454,250
Elan Corp. PLC sponsored ADR (a)	250,022	5,215,459
Johnson & Johnson	700,027	45,410,751
Medicis Pharmaceutical Corp. Class A	200,000	3,938,000
Merck & Co., Inc.	375,000	14,231,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Nexmed, Inc. (a)	1,750,000	$ 2,345,000
Schering-Plough Corp.	750,000	10,807,500
		90,402,210
TOTAL HEALTH CARE		282,198,164
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.1%
General Dynamics Corp.	75,000	6,252,750
Honeywell International, Inc.	375,000	21,157,500
		27,410,250
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	80,017	4,352,925
United Parcel Service, Inc. Class B	300,000	21,906,000
		26,258,925
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	175,000	4,949,000
Building Products - 0.2%
Universal Forest Products, Inc.	150,000	4,830,000
Commercial Services & Supplies - 2.6%
Allied Waste Industries, Inc. (a)	500,000	5,405,000
Corporate Executive Board Co.	225,000	9,108,000
CoStar Group, Inc. (a)	249,985	10,749,355
Equifax, Inc.	225,000	7,758,000
Healthcare Services Group, Inc.	725,000	14,964,000
Intertek Group PLC	150,000	3,071,619
Manpower, Inc.	100,000	5,626,000
Robert Half International, Inc.	299,980	7,721,485
		64,403,459
Construction & Engineering - 0.5%
Abengoa SA	50,000	1,787,764
Chicago Bridge & Iron Co. NV (NY Shares)	150,000	5,886,000
Shaw Group, Inc. (a)	100,000	4,714,000
		12,387,764
Electrical Equipment - 5.1%
ABB Ltd. sponsored ADR	225,000	6,057,000
Evergreen Solar, Inc. (a)(e)	2,750,000	25,492,500
Q-Cells AG (a)(e)	237,500	23,567,314
Renewable Energy Corp. AS (a)(e)	850,000	23,700,126
SolarWorld AG (e)	450,000	21,431,863
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	525,000	21,294,000
Toyo Tanso Co. Ltd.	15,000	1,410,180
		122,952,983
Industrial Conglomerates - 2.4%
General Electric Co.	1,550,000	57,365,500

	Shares	Value
Machinery - 0.5%
Spire Corp. (a)	125,000	$ 1,920,000
Terex Corp. (a)	175,000	10,937,500
		12,857,500
Road & Rail - 0.3%
Ryder System, Inc.	125,000	7,613,750
TOTAL INDUSTRIALS		341,029,131
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	2,350,000	56,611,500
Corning, Inc.	2,100,000	50,484,000
Foxconn International Holdings Ltd. (a)	4,000,000	5,396,515
Harris Corp.	100,000	4,853,000
Infinera Corp.	169,500	2,034,000
Juniper Networks, Inc. (a)	150,000	3,750,000
Nice Systems Ltd. sponsored ADR (a)	400,000	11,288,000
Riverbed Technology, Inc. (a)	75,000	1,114,500
		135,531,515
Computers & Peripherals - 1.9%
Apple, Inc. (a)	125,000	17,937,500
Hewlett-Packard Co.	450,000	20,547,000
NetApp, Inc. (a)	400,000	8,020,000
		46,504,500
Electronic Equipment & Instruments - 2.7%
Acacia Research Corp. - Acacia Technologies (a)	1,499,100	8,619,825
Arrow Electronics, Inc. (a)	150,000	5,047,500
Comverge, Inc. (e)	400,000	4,132,000
Everlight Electronics Co. Ltd.	1,749,960	5,931,677
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,250,000	12,883,799
Ingram Micro, Inc. Class A (a)	341,200	5,401,196
Itron, Inc. (a)	55,000	4,962,650
Motech Industries, Inc.	2,199,630	15,092,732
Universal Display Corp. (a)	200,000	2,864,000
		64,935,379
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	225,000	6,336,000
Equinix, Inc. (a)	100,000	6,649,000
Google, Inc. Class A (sub. vtg.) (a)	70,000	30,832,900
Omniture, Inc. (a)	150,000	3,481,500
SAVVIS, Inc. (a)	475,000	7,728,250
Terremark Worldwide, Inc. (a)	1,000,019	5,480,104
		60,507,754
IT Services - 2.6%
Cognizant Technology Solutions Corp. Class A (a)	600,000	17,298,000
MasterCard, Inc. Class A	20,000	4,459,800
Paychex, Inc.	850,000	29,121,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	400,000	$ 8,508,000
Visa, Inc.	75,000	4,677,000
		64,063,800
Semiconductors & Semiconductor Equipment - 4.3%
ARM Holdings PLC sponsored ADR	2,000,000	10,540,000
ASML Holding NV (NY Shares)	400,000	9,924,000
Broadcom Corp. Class A (a)	450,000	8,671,500
Intel Corp.	1,600,000	33,888,000
Lam Research Corp. (a)	175,000	6,688,500
National Semiconductor Corp.	1,000,020	18,320,366
NVIDIA Corp. (a)	150,000	2,968,500
Richtek Technology Corp.	500,000	3,981,966
Siliconware Precision Industries Co. Ltd. sponsored ADR	450,000	3,780,000
Taiwan Semiconductor Manufacturing Co. Ltd.	2,499,995	5,191,354
		103,954,186
Software - 1.5%
Adobe Systems, Inc. (a)	325,000	11,566,750
Microsoft Corp.	200,000	5,676,000
Nintendo Co. Ltd.	15,000	7,847,676
Quality Systems, Inc. (e)	350,000	10,454,500
Salesforce.com, Inc. (a)	25,000	1,446,750
		36,991,676
TOTAL INFORMATION TECHNOLOGY		512,488,810
MATERIALS - 2.1%
Chemicals - 1.7%
Airgas, Inc.	75,000	3,410,250
Monsanto Co.	125,000	13,937,500
Tokuyama Corp.	1,250,000	9,179,385
Wacker Chemie AG	50,000	10,243,535
Zoltek Companies, Inc. (a)(e)	200,000	5,304,000
		42,074,670
Metals & Mining - 0.4%
ArcelorMittal SA (NY Reg.) Class A	100,000	8,180,000
Timminco Ltd. (a)	100,000	2,376,778
		10,556,778
TOTAL MATERIALS		52,631,448
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	600,000	22,980,000
Verizon Communications, Inc.	1,100,000	40,095,000
		63,075,000

	Shares	Value
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L sponsored ADR	100,000	$ 6,369,000
Bharti Airtel Ltd. (a)	225,000	4,644,173
Sistema JSFC sponsored GDR	125,000	4,012,500
		15,025,673
TOTAL TELECOMMUNICATION SERVICES		78,100,673
UTILITIES - 3.2%
Electric Utilities - 1.8%
Entergy Corp.	100,000	10,908,000
Exelon Corp.	250,000	20,317,500
Great Plains Energy, Inc.	200,000	4,930,000
PPL Corp.	150,000	6,888,000
		43,043,500
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	350,000	5,834,500
Clipper Windpower PLC (a)(f)	978,496	9,911,769
NRG Energy, Inc. (a)	325,000	12,671,750
		28,418,019
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	150,000	6,028,500
TOTAL UTILITIES		77,490,019
TOTAL COMMON STOCKS (Cost $2,740,783,294)		2,405,584,574
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $1,315,064)	$ 2,950,000	334,280
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 2.69% (b)	55,710,759	55,710,759
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	115,496,855	115,496,855
TOTAL MONEY MARKET FUNDS (Cost $171,207,614)		171,207,614
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.44%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $3,056,000)	$ 3,056,122	$ 3,056,000
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $2,916,361,972)		2,580,182,468
NET OTHER ASSETS - (5.9)%		(142,961,291)
NET ASSETS - 100%		$ 2,437,221,177
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,056,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 550,571
Barclays Capital, Inc.	1,009,131
Lehman Brothers, Inc.	1,496,298
$ 3,056,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,998,595
Fidelity Securities Lending Cash Central Fund	1,635,617
Total	$ 3,634,212
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.0%
Germany	2.3%
Switzerland	2.2%
Taiwan	2.0%
United Kingdom	1.7%
Cayman Islands	1.6%
Netherlands Antilles	1.4%
Canada	1.4%
Russia	1.3%
Norway	1.3%
Others (individually less than 1%)	5.8%
100.0%
Income Tax Information
At September 30, 2007, the fund had a capital loss carryforward of approximately $101,274,077 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $111,993,388 and repurchase agreements of $3,056,000) - See accompanying schedule: Unaffiliated issuers (cost $2,745,154,358)	$ 2,408,974,854
Fidelity Central Funds (cost $171,207,614)	171,207,614
Total Investments (cost $2,916,361,972)		$ 2,580,182,468
Cash		291
Receivable for investments sold		13,336,554
Receivable for fund shares sold		217,658
Dividends receivable		1,854,904
Distributions receivable from Fidelity Central Funds		476,881
Prepaid expenses		7,326
Other receivables		191,035
Total assets		2,596,267,117

Liabilities
Payable for investments purchased
Regular delivery	$ 37,436,533
Delayed delivery	1,903,721
Payable for fund shares redeemed	2,998,053
Accrued management fee	866,977
Distribution fees payable	44,676
Other affiliated payables	121,787
Other payables and accrued expenses	177,338
Collateral on securities loaned, at value	115,496,855
Total liabilities		159,045,940

Net Assets		$ 2,437,221,177
Net Assets consist of:
Paid in capital		$ 2,887,022,213
Undistributed net investment income		8,385,957
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(122,037,380)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(336,149,613)
Net Assets		$ 2,437,221,177

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,235,483,892 ÷ 155,206,204 shares)	$ 14.40

Class A: Net Asset Value and redemption price per share ($156,280,885 ÷ 11,061,940 shares)	$ 14.13

Maximum offering price per share (100/94.25 of $14.13)	$ 14.99
Class T: Net Asset Value and redemption price per share ($19,909,525 ÷ 1,419,930 shares)	$ 14.02

Maximum offering price per share (100/96.50 of $14.02)	$ 14.53
Class B: Net Asset Value and offering price per share ($1,096,929 ÷ 78,747 shares)A	$ 13.93

Class C: Net Asset Value and offering price per share ($3,642,643 ÷ 261,492 shares)A	$ 13.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,807,303 ÷ 1,432,834 shares)	$ 14.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 19,589,787
Interest		96,332
Income from Fidelity Central Funds (including $1,635,617 from security lending)		3,634,212
Total income		23,320,331

Expenses
Management fee	$ 5,969,557
Transfer agent fees	306,567
Distribution fees	301,285
Accounting and security lending fees	475,429
Custodian fees and expenses	137,659
Independent trustees' compensation	5,885
Appreciation in deferred trustee compensation account	13
Registration fees	26,699
Audit	38,200
Legal	13,904
Miscellaneous	25,574
Total expenses before reductions	7,300,772
Expense reductions	(78,851)	7,221,921
Net investment income (loss)		16,098,410
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $104,790)	(14,265,098)
Foreign currency transactions	136,164
Total net realized gain (loss)		(14,128,934)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $435,917)	(502,879,642)
Assets and liabilities in foreign currencies	(39,939)
Total change in net unrealized appreciation (depreciation)		(502,919,581)
Net gain (loss)		(517,048,515)
Net increase (decrease) in net assets resulting from operations		$ (500,950,105)

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,098,410	$ 29,562,750
Net realized gain (loss)	(14,128,934)	549,424,345
Change in net unrealized appreciation (depreciation)	(502,919,581)	(5,640,666)
Net increase (decrease) in net assets resulting from operations	(500,950,105)	573,346,429
Distributions to shareholders from net investment income	(29,097,092)	(30,072,413)
Share transactions - net increase (decrease)	(168,742,336)	(1,049,322,859)
Total increase (decrease) in net assets	(698,789,533)	(506,048,843)

Net Assets
Beginning of period	3,136,010,710	3,642,059,553
End of period (including undistributed net investment income of $8,385,957 and undistributed net investment income of $22,785,930, respectively)	$ 2,437,221,177	$ 3,136,010,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.44	$ 14.82	$ 13.51	$ 11.85	$ 11.06	$ 9.31
Income from Investment Operations
Net investment income (loss) E	.10	.15	.13	.16 H	.10	.09
Net realized and unrealized gain (loss)	(2.97)	2.62	1.29	1.66	.78	1.75
Total from investment operations	(2.87)	2.77	1.42	1.82	.88	1.84
Distributions from net investment income	(.17)	(.15)	(.11)	(.16)	(.09)	(.09)
Net asset value, end of period	$ 14.40	$ 17.44	$ 14.82	$ 13.51	$ 11.85	$ 11.06
Total Return B,C,D	(16.58)%	18.83%	10.55%	15.46%	7.96%	19.88%
Ratios to Average Net Assets F,I
Expenses before reductions	.48% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48% A	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.48%	.44%	.47%	.46%
Net investment income (loss)	1.18% A	.95%	.90%	1.27% H	.79%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,235,484	$ 2,878,127	$ 2,915,932	$ 2,988,758	$ 3,099,403	$ 3,144,123
Portfolio turnover rate G	114% A	148%	66%	130%	52%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 L	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 14.53	$ 13.24	$ 11.62	$ 10.87	$ 9.16
Income from Investment Operations
Net investment income (loss) F	.06	.08	.06	.08 I	- K	- K
Net realized and unrealized gain (loss)	(2.89)	2.56	1.28	1.62	.77	1.73
Total from investment operations	(2.83)	2.64	1.34	1.70	.77	1.73
Distributions from net investment income	(.11)	(.10)	(.05)	(.08)	(.02)	(.02)
Net asset value, end of period	$ 14.13	$ 17.07	$ 14.53	$ 13.24	$ 11.62	$ 10.87
Total Return B,C,D,E	(16.68)%	18.25%	10.13%	14.68%	7.08%	18.91%
Ratios to Average Net Assets G,J
Expenses before reductions	.89%A	.91%	.95%	1.09%	1.29%	1.36%
Expenses net of fee waivers, if any	.89%A	.91%	.95%	1.08%	1.29%	1.36%
Expenses net of all reductions	.88%A	.90%	.94%	1.03%	1.27%	1.32%
Net investment income (loss)	.78%A	.52%	.44%	.67% I	-%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,281	$ 182,686	$ 130,332	$ 80,938	$ 52,741	$ 31,240
Portfolio turnover rate H	114%A	148%	66%	130%	52%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Total returns do not include the effect of the sales charges.

F Calculated based on average shares outstanding during the period.

G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.03	.03	.02	- J
Net realized and unrealized gain (loss)	(2.88)	2.54	1.27	.40
Total from investment operations	(2.85)	2.57	1.29	.40
Distributions from net investment income	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 14.02	$ 16.91	$ 14.45	$ 13.24
Total ReturnB,C,D	(16.88)%	17.90%	9.75%	3.12%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.25% A	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.25% A	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.24% A	1.22%	1.24%	1.13% A
Net investment income (loss)	.42% A	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,910	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	114% A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(2.86)	2.54	1.27	.40
Total from investment operations	(2.87)	2.48	1.21	.38
Distributions from net investment income	-	(.06)	(.05)	-
Net asset value, end of period	$ 13.93	$ 16.80	$ 14.38	$ 13.22
Total Return B,C,D	(17.08)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.81%	1.82%	1.72%A
Expenses net of fee waivers, if any	1.78% A	1.81%	1.82%	1.72%A
Expenses net of all reductions	1.78% A	1.80%	1.81%	1.67%A
Net investment income (loss)	(.11)% A	(.37)%	(.42)%	(.59)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,097	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	114%A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(2.86)	2.54	1.28	.40
Total from investment operations	(2.87)	2.48	1.22	.38
Distributions from net investment income	-	(.05)	(.07)	-
Net asset value, end of period	$ 13.93	$ 16.80	$ 14.37	$ 13.22
Total Return B,C,D	(17.08)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.78% A	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.77% A	1.78%	1.84%	1.64% A
Net investment income (loss)	(.11)% A	(.36)%	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,643	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	114% A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.08	.12	.09	.01
Net realized and unrealized gain (loss)	(2.99)	2.67	1.29	.41
Total from investment operations	(2.91)	2.79	1.38	.42
Distributions from net investment income	(.13)	-	(.11)	-
Net asset value, end of period	$ 14.52	$ 17.56	$ 14.77	$ 13.50
Total Return B,C	(16.65)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.68% A	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.68% A	.65%	.77%	.69% A
Expenses net of all reductions	.68% A	.64%	.76%	.64% A
Net investment income (loss)	.98% A	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,807	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	114% A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I: O and Destiny Plans I: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, futures transactions, certain foreign taxes, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 129,328,695
Unrealized depreciation	(481,769,385)
Net unrealized appreciation (depreciation)	$ (352,440,690)

Cost for federal income tax purposes	$ 2,932,623,158

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,554,151,575 and $1,656,279,954, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 215,057	$ 16,098
Class T	.25%	.25%	58,400	-
Class B	.75%	.25%	6,239	4,679
Class C	.75%	.25%	21,589	2,875
			$ 301,285	$ 23,652

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,571
Class T	918
Class B*	2,777
Class C*	172
$ 10,438

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Class O. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 89,846.01
Class A	140,792.16
Class T	31,890.27
Class B	1,919.31
Class C	6,600.30
Institutional Class	35,520.21
	$ 306,567

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,243 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,696 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $71,231 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,250. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,058
Class A	1,172
Class T	137
Institutional Class	3
$ 2,370

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $ 442,808, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class O	$ 27,563,076	$ 28,900,136
Class A	1,168,332	976,377
Class T	63,471	177,927
Class B	-	5,391
Class C	-	12,582
Institutional Class	302,213	-
Total	$ 29,097,092	$ 30,072,413

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class O
Shares sold	1,441,810	3,506,962	$ 23,118,501	$ 55,847,896
Reinvestment of distributions	1,406,128	1,573,620	23,327,681	24,375,356
Shares redeemed	(12,685,226)	(36,793,773)	(203,625,478)	(593,298,582)
Net increase (decrease)	(9,837,288)	(31,713,191)	$ (157,179,296)	$ (513,075,330)
Class A
Shares sold	1,092,606	3,127,611	$ 17,402,594	$ 48,834,750
Reinvestment of distributions	68,157	61,138	1,110,270	930,525
Shares redeemed	(797,961)	(1,462,015)	(12,377,104)	(23,133,989)
Net increase (decrease)	362,802	1,726,734	$ 6,135,760	$ 26,631,286
Class T
Shares sold	94,553	1,103,751	$ 1,451,127	$ 16,839,396
Reinvestment of distributions	3,888	11,601	62,953	175,291
Shares redeemed	(259,297)	(409,973)	(4,018,195)	(6,466,921)
Net increase (decrease)	(160,856)	705,379	$ (2,504,115)	$ 10,547,766
Class B
Shares sold	9,185	70,820	$ 144,419	$ 1,073,799
Reinvestment of distributions	-	325	-	4,907
Shares redeemed	(11,183)	(53,648)	(170,378)	(836,615)
Net increase (decrease)	(1,998)	17,497	$ (25,959)	$ 242,091
Class C
Shares sold	18,951	190,781	$ 287,731	$ 2,924,440
Reinvestment of distributions	-	771	-	11,622
Shares redeemed	(48,969)	(91,877)	(741,712)	(1,415,932)
Net increase (decrease)	(30,018)	99,675	$ (453,981)	$ 1,520,130
Institutional Class
Shares sold	24,229	2,418,447	$ 408,265	$ 36,833,323
Reinvestment of distributions	4,675	-	78,258	-
Shares redeemed	(1,000,148)	(39,238,416)	(15,201,268)	(612,022,125)
Net increase (decrease)	(971,244)	(36,819,969)	$ (14,714,745)	$ (575,188,802)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	7,301,245,402.99	95.180
Withheld	369,727,258.69	4.820
TOTAL	7,670,972,661.68	100.000
Dennis J. Dirks
Affirmative	7,315,162,274.23	95.362
Withheld	355,810,387.45	4.638
TOTAL	7,670,972,661.68	100.000
Edward C. Johnson 3d
Affirmative	7,279,566,042.90	94.898
Withheld	391,406,618.78	5.102
TOTAL	7,670,972,661.68	100.000
Alan J. Lacy
Affirmative	7,308,976,735.47	95.281
Withheld	361,995,926.21	4.719
TOTAL	7,670,972,661.68	100.000
Ned C. Lautenbach
Affirmative	7,311,645,783.73	95.316
Withheld	359,326,877.95	4.684
TOTAL	7,670,972,661.68	100.000
Joseph Mauriello
Affirmative	7,299,247,385.40	95.154
Withheld	371,725,276.28	4.846
TOTAL	7,670,972,661.68	100.000
Cornelia M. Small
Affirmative	7,304,074,583.68	95.217
Withheld	366,898,078.00	4.783
TOTAL	7,670,972,661.68	100.000
William S. Stavropoulos
Affirmative	7,288,328,101.58	95.012
Withheld	382,644,560.10	4.988
TOTAL	7,670,972,661.68	100.000
David M. Thomas
Affirmative	7,310,154,938.14	95.296
Withheld	360,817,723.54	4.704
TOTAL	7,670,972,661.68	100.000
Michael E. Wiley
Affirmative	7,291,195,796.49	95.049
Withheld	379,776,865.19	4.951
TOTAL	7,670,972,661.68	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Destiny Portfolios to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	5,886,523,798.95	76.738
Against	1,431,969,592.63	18.667
Abstain	340,360,558.94	4.437
Broker Non-Votes	12,118,711.16	0.158
TOTAL	7,670,972,661.68	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIO-USAN-0508
1.791867.104

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
Diversified Stock Fund -
Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class O
Actual	$ 1,000.00	$ 834.20	$ 2.20
HypotheticalA	$ 1,000.00	$ 1,022.60	$ 2.43
Class A
Actual	$ 1,000.00	$ 833.20	$ 4.08
HypotheticalA	$ 1,000.00	$ 1,020.55	$ 4.50
Class T
Actual	$ 1,000.00	$ 831.20	$ 5.72
HypotheticalA	$ 1,000.00	$ 1,018.75	$ 6.31
Class B
Actual	$ 1,000.00	$ 829.20	$ 8.14
HypotheticalA	$ 1,000.00	$ 1,016.10	$ 8.97
Class C
Actual	$ 1,000.00	$ 829.20	$ 8.14
HypotheticalA	$ 1,000.00	$ 1,016.10	$ 8.97
Institutional Class
Actual	$ 1,000.00	$ 833.50	$ 3.12
HypotheticalA	$ 1,000.00	$ 1,021.60	$ 3.44

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.48%
Class A	.89%
Class T	1.25%
Class B	1.78%
Class C	1.78%
Institutional Class	.68%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.5	1.0
American International Group, Inc.	2.6	2.9
General Electric Co.	2.4	3.3
Cisco Systems, Inc.	2.3	1.1
Corning, Inc.	2.1	1.2
Johnson & Johnson	1.9	1.5
Nestle SA (Reg.)	1.8	1.1
Procter & Gamble Co.	1.7	2.3
Verizon Communications, Inc.	1.7	1.3
JPMorgan Chase & Co.	1.6	1.5
	21.6
Top Five Market Sectors as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	19.4
Industrials	14.0	13.0
Financials	13.5	20.5
Energy	12.6	7.4
Health Care	11.6	12.5
Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Stocks 98.7%		Stocks 96.5%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 3.5%
*Foreign investments	21.0%	**Foreign investments	17.9%

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Distributors - 0.8%
Li & Fung Ltd.	5,000,000	$ 18,534,461
Hotels, Restaurants & Leisure - 0.2%
McCormick & Schmick's Seafood Restaurants (a)	394,608	4,597,183
Household Durables - 0.7%
KB Home (e)	275,000	6,800,750
Pulte Homes, Inc.	725,000	10,548,750
		17,349,500
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (a)(e)	500,000	7,535,000
Leisure Equipment & Products - 0.3%
Brunswick Corp.	250,000	3,992,500
Eastman Kodak Co.	200,000	3,534,000
		7,526,500
Media - 3.4%
Comcast Corp. Class A	900,000	17,406,000
DISH Network Corp. Class A (a)	125,000	3,591,250
New Frontier Media, Inc.	1,000,000	4,460,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	900,046	7,497,383
The DIRECTV Group, Inc. (a)	300,000	7,437,000
The Walt Disney Co.	675,000	21,181,500
Time Warner, Inc.	1,550,000	21,731,000
		83,304,133
Multiline Retail - 0.5%
Kohl's Corp. (a)	175,000	7,505,750
Macy's, Inc.	250,000	5,765,000
		13,270,750
Specialty Retail - 1.9%
Charlotte Russe Holding, Inc. (a)	150,000	2,601,000
Citi Trends, Inc. (a)	400,000	7,380,000
Home Depot, Inc.	325,000	9,090,250
Staples, Inc.	675,000	14,924,250
The Men's Wearhouse, Inc.	200,000	4,654,000
Tween Brands, Inc. (a)	300,000	7,422,000
		46,071,500
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)(e)	150,000	2,620,500
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	175,000	6,405,000
		9,025,500
TOTAL CONSUMER DISCRETIONARY		207,214,527
CONSUMER STAPLES - 9.0%
Beverages - 0.9%
InBev SA (e)	80,000	7,039,293

	Shares	Value
Molson Coors Brewing Co. Class B	250,000	$ 13,142,500
SABMiller plc	125,000	2,738,265
		22,920,058
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	150,000	6,076,500
Sysco Corp.	550,000	15,961,000
United Natural Foods, Inc. (a)	850,000	15,903,500
Whole Foods Market, Inc. (e)	650,000	21,430,500
		59,371,500
Food Products - 2.9%
Corn Products International, Inc.	200,000	7,428,000
Dean Foods Co.	125,000	2,511,250
Diamond Foods, Inc.	275,000	4,988,500
Marine Harvest ASA (a)	12,500,000	7,314,248
McCormick & Co., Inc. (non-vtg.)	125,000	4,621,250
Nestle SA (Reg.)	85,000	42,472,184
		69,335,432
Household Products - 2.2%
Energizer Holdings, Inc. (a)	140,000	12,667,200
Procter & Gamble Co.	600,000	42,042,000
		54,709,200
Personal Products - 0.5%
Avon Products, Inc.	275,000	10,873,500
Tobacco - 0.1%
British American Tobacco PLC sponsored ADR	19,100	1,446,825
TOTAL CONSUMER STAPLES		218,656,515
ENERGY - 12.6%
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (a)	50,000	4,586,000
BJ Services Co.	300,000	8,553,000
Complete Production Services, Inc. (a)	115,786	2,656,131
ENSCO International, Inc.	125,000	7,827,500
Grey Wolf, Inc. (a)	1,000,000	6,780,000
ION Geophysical Corp. (a)	250,000	3,450,000
Key Energy Services, Inc. (a)	500,000	6,710,000
Nabors Industries Ltd. (a)	5,000	168,850
Noble Corp.	125,000	6,208,750
North American Energy Partners, Inc. (a)	425,000	6,519,502
Schlumberger Ltd. (NY Shares)	400,000	34,800,000
		88,259,733
Oil, Gas & Consumable Fuels - 9.0%
Chesapeake Energy Corp.	350,000	16,152,500
Chevron Corp.	75,000	6,402,000
ConocoPhillips	350,000	26,673,500
Copano Energy LLC	75,000	2,564,250
EOG Resources, Inc.	75,000	9,000,000
Exxon Mobil Corp.	1,000,000	84,580,005
Lukoil Oil Co. sponsored ADR	150,000	12,870,000
Marathon Oil Corp.	125,000	5,700,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OAO Gazprom sponsored ADR	200,000	$ 10,200,000
OJSC Rosneft unit	675,000	6,081,750
OPTI Canada, Inc. (a)	200,000	3,370,349
Petrobank Energy & Resources Ltd. (a)	50,000	2,274,498
Plains Exploration & Production Co. (a)	100,000	5,314,000
Suncor Energy, Inc.	100,000	9,663,939
Ultra Petroleum Corp. (a)	110,000	8,525,000
Valero Energy Corp.	175,000	8,594,250
		217,966,041
TOTAL ENERGY		306,225,774
FINANCIALS - 13.5%
Capital Markets - 1.8%
Credit Suisse Group sponsored ADR	100,000	5,088,000
Goldman Sachs Group, Inc.	40,000	6,615,600
KKR Private Equity Investors, LP	825,000	10,188,750
Lehman Brothers Holdings, Inc.	600,000	22,584,000
		44,476,350
Commercial Banks - 2.6%
Anglo Irish Bank Corp. plc	500,000	6,709,050
Erste Bank AG	125,000	8,100,191
M&T Bank Corp.	160,000	12,876,800
Sterling Bancshares, Inc.	350,000	3,479,000
UCBH Holdings, Inc.	200,000	1,552,000
Wachovia Corp.	1,150,000	31,050,000
		63,767,041
Consumer Finance - 0.4%
American Express Co.	200,000	8,744,000
Diversified Financial Services - 4.6%
Bank of America Corp.	900,000	34,119,000
Bovespa Holding SA	400,000	5,413,722
CIT Group, Inc.	250,000	2,962,500
Citigroup, Inc.	1,200,000	25,704,000
Climate Exchange PLC (a)	150,000	5,509,270
JPMorgan Chase & Co.	903,300	38,796,735
		112,505,227
Insurance - 3.4%
American International Group, Inc.	1,450,000	62,712,500
Hartford Financial Services Group, Inc.	100,000	7,577,000
RenaissanceRe Holdings Ltd.	125,000	6,488,750
W.R. Berkley Corp.	200,000	5,538,000
		82,316,250
Thrifts & Mortgage Finance - 0.7%
Fannie Mae	350,000	9,212,000

	Shares	Value
MGIC Investment Corp. (e)	310,800	$ 3,272,724
Radian Group, Inc. (e)	799,988	5,255,921
		17,740,645
TOTAL FINANCIALS		329,549,513
HEALTH CARE - 11.6%
Biotechnology - 2.1%
Alkermes, Inc. (a)	400,000	4,752,000
Alnylam Pharmaceuticals, Inc. (a)	150,000	3,660,000
Amgen, Inc. (a)	525,000	21,934,500
Cephalon, Inc. (a)	55,000	3,542,000
Genentech, Inc. (a)	175,000	14,206,500
MannKind Corp. (a)(e)	500,000	2,985,000
		51,080,000
Health Care Equipment & Supplies - 2.2%
Abiomed, Inc. (a)	300,000	3,942,000
Conceptus, Inc. (a)	650,000	12,064,000
Covidien Ltd.	150,000	6,637,500
Insulet Corp.	225,000	3,240,000
Inverness Medical Innovations, Inc. (a)	150,000	4,515,000
Medtronic, Inc.	250,000	12,092,500
Mindray Medical International Ltd. sponsored ADR	200,000	5,788,000
NxStage Medical, Inc. (a)	600,000	2,592,000
Sirona Dental Systems, Inc. (a)	100,000	2,697,000
		53,568,000
Health Care Providers & Services - 3.1%
athenahealth, Inc. (e)	250,000	5,917,500
Emergency Medical Services Corp. Class A (a)	200,008	4,938,198
Henry Schein, Inc. (a)	100,000	5,740,000
Humana, Inc. (a)	50,000	2,243,000
Medco Health Solutions, Inc. (a)	275,000	12,042,250
Tenet Healthcare Corp. (a)	1,000,000	5,660,000
UnitedHealth Group, Inc.	900,022	30,924,756
VCA Antech, Inc. (a)	150,000	4,102,500
WellPoint, Inc. (a)	75,000	3,309,750
		74,877,954
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	100,000	7,590,000
QIAGEN NV (a)	225,000	4,680,000
		12,270,000
Pharmaceuticals - 3.7%
Barr Pharmaceuticals, Inc. (a)	175,000	8,454,250
Elan Corp. PLC sponsored ADR (a)	250,022	5,215,459
Johnson & Johnson	700,027	45,410,751
Medicis Pharmaceutical Corp. Class A	200,000	3,938,000
Merck & Co., Inc.	375,000	14,231,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Nexmed, Inc. (a)	1,750,000	$ 2,345,000
Schering-Plough Corp.	750,000	10,807,500
		90,402,210
TOTAL HEALTH CARE		282,198,164
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.1%
General Dynamics Corp.	75,000	6,252,750
Honeywell International, Inc.	375,000	21,157,500
		27,410,250
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	80,017	4,352,925
United Parcel Service, Inc. Class B	300,000	21,906,000
		26,258,925
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	175,000	4,949,000
Building Products - 0.2%
Universal Forest Products, Inc.	150,000	4,830,000
Commercial Services & Supplies - 2.6%
Allied Waste Industries, Inc. (a)	500,000	5,405,000
Corporate Executive Board Co.	225,000	9,108,000
CoStar Group, Inc. (a)	249,985	10,749,355
Equifax, Inc.	225,000	7,758,000
Healthcare Services Group, Inc.	725,000	14,964,000
Intertek Group PLC	150,000	3,071,619
Manpower, Inc.	100,000	5,626,000
Robert Half International, Inc.	299,980	7,721,485
		64,403,459
Construction & Engineering - 0.5%
Abengoa SA	50,000	1,787,764
Chicago Bridge & Iron Co. NV (NY Shares)	150,000	5,886,000
Shaw Group, Inc. (a)	100,000	4,714,000
		12,387,764
Electrical Equipment - 5.1%
ABB Ltd. sponsored ADR	225,000	6,057,000
Evergreen Solar, Inc. (a)(e)	2,750,000	25,492,500
Q-Cells AG (a)(e)	237,500	23,567,314
Renewable Energy Corp. AS (a)(e)	850,000	23,700,126
SolarWorld AG (e)	450,000	21,431,863
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	525,000	21,294,000
Toyo Tanso Co. Ltd.	15,000	1,410,180
		122,952,983
Industrial Conglomerates - 2.4%
General Electric Co.	1,550,000	57,365,500

	Shares	Value
Machinery - 0.5%
Spire Corp. (a)	125,000	$ 1,920,000
Terex Corp. (a)	175,000	10,937,500
		12,857,500
Road & Rail - 0.3%
Ryder System, Inc.	125,000	7,613,750
TOTAL INDUSTRIALS		341,029,131
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	2,350,000	56,611,500
Corning, Inc.	2,100,000	50,484,000
Foxconn International Holdings Ltd. (a)	4,000,000	5,396,515
Harris Corp.	100,000	4,853,000
Infinera Corp.	169,500	2,034,000
Juniper Networks, Inc. (a)	150,000	3,750,000
Nice Systems Ltd. sponsored ADR (a)	400,000	11,288,000
Riverbed Technology, Inc. (a)	75,000	1,114,500
		135,531,515
Computers & Peripherals - 1.9%
Apple, Inc. (a)	125,000	17,937,500
Hewlett-Packard Co.	450,000	20,547,000
NetApp, Inc. (a)	400,000	8,020,000
		46,504,500
Electronic Equipment & Instruments - 2.7%
Acacia Research Corp. - Acacia Technologies (a)	1,499,100	8,619,825
Arrow Electronics, Inc. (a)	150,000	5,047,500
Comverge, Inc. (e)	400,000	4,132,000
Everlight Electronics Co. Ltd.	1,749,960	5,931,677
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,250,000	12,883,799
Ingram Micro, Inc. Class A (a)	341,200	5,401,196
Itron, Inc. (a)	55,000	4,962,650
Motech Industries, Inc.	2,199,630	15,092,732
Universal Display Corp. (a)	200,000	2,864,000
		64,935,379
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	225,000	6,336,000
Equinix, Inc. (a)	100,000	6,649,000
Google, Inc. Class A (sub. vtg.) (a)	70,000	30,832,900
Omniture, Inc. (a)	150,000	3,481,500
SAVVIS, Inc. (a)	475,000	7,728,250
Terremark Worldwide, Inc. (a)	1,000,019	5,480,104
		60,507,754
IT Services - 2.6%
Cognizant Technology Solutions Corp. Class A (a)	600,000	17,298,000
MasterCard, Inc. Class A	20,000	4,459,800
Paychex, Inc.	850,000	29,121,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	400,000	$ 8,508,000
Visa, Inc.	75,000	4,677,000
		64,063,800
Semiconductors & Semiconductor Equipment - 4.3%
ARM Holdings PLC sponsored ADR	2,000,000	10,540,000
ASML Holding NV (NY Shares)	400,000	9,924,000
Broadcom Corp. Class A (a)	450,000	8,671,500
Intel Corp.	1,600,000	33,888,000
Lam Research Corp. (a)	175,000	6,688,500
National Semiconductor Corp.	1,000,020	18,320,366
NVIDIA Corp. (a)	150,000	2,968,500
Richtek Technology Corp.	500,000	3,981,966
Siliconware Precision Industries Co. Ltd. sponsored ADR	450,000	3,780,000
Taiwan Semiconductor Manufacturing Co. Ltd.	2,499,995	5,191,354
		103,954,186
Software - 1.5%
Adobe Systems, Inc. (a)	325,000	11,566,750
Microsoft Corp.	200,000	5,676,000
Nintendo Co. Ltd.	15,000	7,847,676
Quality Systems, Inc. (e)	350,000	10,454,500
Salesforce.com, Inc. (a)	25,000	1,446,750
		36,991,676
TOTAL INFORMATION TECHNOLOGY		512,488,810
MATERIALS - 2.1%
Chemicals - 1.7%
Airgas, Inc.	75,000	3,410,250
Monsanto Co.	125,000	13,937,500
Tokuyama Corp.	1,250,000	9,179,385
Wacker Chemie AG	50,000	10,243,535
Zoltek Companies, Inc. (a)(e)	200,000	5,304,000
		42,074,670
Metals & Mining - 0.4%
ArcelorMittal SA (NY Reg.) Class A	100,000	8,180,000
Timminco Ltd. (a)	100,000	2,376,778
		10,556,778
TOTAL MATERIALS		52,631,448
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	600,000	22,980,000
Verizon Communications, Inc.	1,100,000	40,095,000
		63,075,000

	Shares	Value
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L sponsored ADR	100,000	$ 6,369,000
Bharti Airtel Ltd. (a)	225,000	4,644,173
Sistema JSFC sponsored GDR	125,000	4,012,500
		15,025,673
TOTAL TELECOMMUNICATION SERVICES		78,100,673
UTILITIES - 3.2%
Electric Utilities - 1.8%
Entergy Corp.	100,000	10,908,000
Exelon Corp.	250,000	20,317,500
Great Plains Energy, Inc.	200,000	4,930,000
PPL Corp.	150,000	6,888,000
		43,043,500
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	350,000	5,834,500
Clipper Windpower PLC (a)(f)	978,496	9,911,769
NRG Energy, Inc. (a)	325,000	12,671,750
		28,418,019
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	150,000	6,028,500
TOTAL UTILITIES		77,490,019
TOTAL COMMON STOCKS (Cost $2,740,783,294)		2,405,584,574
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $1,315,064)	$ 2,950,000	334,280
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 2.69% (b)	55,710,759	55,710,759
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	115,496,855	115,496,855
TOTAL MONEY MARKET FUNDS (Cost $171,207,614)		171,207,614
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.44%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $3,056,000)	$ 3,056,122	$ 3,056,000
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $2,916,361,972)		2,580,182,468
NET OTHER ASSETS - (5.9)%		(142,961,291)
NET ASSETS - 100%		$ 2,437,221,177
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,056,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 550,571
Barclays Capital, Inc.	1,009,131
Lehman Brothers, Inc.	1,496,298
$ 3,056,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,998,595
Fidelity Securities Lending Cash Central Fund	1,635,617
Total	$ 3,634,212
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.0%
Germany	2.3%
Switzerland	2.2%
Taiwan	2.0%
United Kingdom	1.7%
Cayman Islands	1.6%
Netherlands Antilles	1.4%
Canada	1.4%
Russia	1.3%
Norway	1.3%
Others (individually less than 1%)	5.8%
100.0%
Income Tax Information
At September 30, 2007, the fund had a capital loss carryforward of approximately $101,274,077 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $111,993,388 and repurchase agreements of $3,056,000) - See accompanying schedule: Unaffiliated issuers (cost $2,745,154,358)	$ 2,408,974,854
Fidelity Central Funds (cost $171,207,614)	171,207,614
Total Investments (cost $2,916,361,972)		$ 2,580,182,468
Cash		291
Receivable for investments sold		13,336,554
Receivable for fund shares sold		217,658
Dividends receivable		1,854,904
Distributions receivable from Fidelity Central Funds		476,881
Prepaid expenses		7,326
Other receivables		191,035
Total assets		2,596,267,117

Liabilities
Payable for investments purchased
Regular delivery	$ 37,436,533
Delayed delivery	1,903,721
Payable for fund shares redeemed	2,998,053
Accrued management fee	866,977
Distribution fees payable	44,676
Other affiliated payables	121,787
Other payables and accrued expenses	177,338
Collateral on securities loaned, at value	115,496,855
Total liabilities		159,045,940

Net Assets		$ 2,437,221,177
Net Assets consist of:
Paid in capital		$ 2,887,022,213
Undistributed net investment income		8,385,957
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(122,037,380)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(336,149,613)
Net Assets		$ 2,437,221,177

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,235,483,892 ÷ 155,206,204 shares)	$ 14.40

Class A: Net Asset Value and redemption price per share ($156,280,885 ÷ 11,061,940 shares)	$ 14.13

Maximum offering price per share (100/94.25 of $14.13)	$ 14.99
Class T: Net Asset Value and redemption price per share ($19,909,525 ÷ 1,419,930 shares)	$ 14.02

Maximum offering price per share (100/96.50 of $14.02)	$ 14.53
Class B: Net Asset Value and offering price per share ($1,096,929 ÷ 78,747 shares)A	$ 13.93

Class C: Net Asset Value and offering price per share ($3,642,643 ÷ 261,492 shares)A	$ 13.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,807,303 ÷ 1,432,834 shares)	$ 14.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 19,589,787
Interest		96,332
Income from Fidelity Central Funds (including $1,635,617 from security lending)		3,634,212
Total income		23,320,331

Expenses
Management fee	$ 5,969,557
Transfer agent fees	306,567
Distribution fees	301,285
Accounting and security lending fees	475,429
Custodian fees and expenses	137,659
Independent trustees' compensation	5,885
Appreciation in deferred trustee compensation account	13
Registration fees	26,699
Audit	38,200
Legal	13,904
Miscellaneous	25,574
Total expenses before reductions	7,300,772
Expense reductions	(78,851)	7,221,921
Net investment income (loss)		16,098,410
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $104,790)	(14,265,098)
Foreign currency transactions	136,164
Total net realized gain (loss)		(14,128,934)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $435,917)	(502,879,642)
Assets and liabilities in foreign currencies	(39,939)
Total change in net unrealized appreciation (depreciation)		(502,919,581)
Net gain (loss)		(517,048,515)
Net increase (decrease) in net assets resulting from operations		$ (500,950,105)

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,098,410	$ 29,562,750
Net realized gain (loss)	(14,128,934)	549,424,345
Change in net unrealized appreciation (depreciation)	(502,919,581)	(5,640,666)
Net increase (decrease) in net assets resulting from operations	(500,950,105)	573,346,429
Distributions to shareholders from net investment income	(29,097,092)	(30,072,413)
Share transactions - net increase (decrease)	(168,742,336)	(1,049,322,859)
Total increase (decrease) in net assets	(698,789,533)	(506,048,843)

Net Assets
Beginning of period	3,136,010,710	3,642,059,553
End of period (including undistributed net investment income of $8,385,957 and undistributed net investment income of $22,785,930, respectively)	$ 2,437,221,177	$ 3,136,010,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.44	$ 14.82	$ 13.51	$ 11.85	$ 11.06	$ 9.31
Income from Investment Operations
Net investment income (loss) E	.10	.15	.13	.16 H	.10	.09
Net realized and unrealized gain (loss)	(2.97)	2.62	1.29	1.66	.78	1.75
Total from investment operations	(2.87)	2.77	1.42	1.82	.88	1.84
Distributions from net investment income	(.17)	(.15)	(.11)	(.16)	(.09)	(.09)
Net asset value, end of period	$ 14.40	$ 17.44	$ 14.82	$ 13.51	$ 11.85	$ 11.06
Total Return B,C,D	(16.58)%	18.83%	10.55%	15.46%	7.96%	19.88%
Ratios to Average Net Assets F,I
Expenses before reductions	.48% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48% A	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.48%	.44%	.47%	.46%
Net investment income (loss)	1.18% A	.95%	.90%	1.27% H	.79%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,235,484	$ 2,878,127	$ 2,915,932	$ 2,988,758	$ 3,099,403	$ 3,144,123
Portfolio turnover rate G	114% A	148%	66%	130%	52%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 L	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 14.53	$ 13.24	$ 11.62	$ 10.87	$ 9.16
Income from Investment Operations
Net investment income (loss) F	.06	.08	.06	.08 I	- K	- K
Net realized and unrealized gain (loss)	(2.89)	2.56	1.28	1.62	.77	1.73
Total from investment operations	(2.83)	2.64	1.34	1.70	.77	1.73
Distributions from net investment income	(.11)	(.10)	(.05)	(.08)	(.02)	(.02)
Net asset value, end of period	$ 14.13	$ 17.07	$ 14.53	$ 13.24	$ 11.62	$ 10.87
Total Return B,C,D,E	(16.68)%	18.25%	10.13%	14.68%	7.08%	18.91%
Ratios to Average Net Assets G,J
Expenses before reductions	.89%A	.91%	.95%	1.09%	1.29%	1.36%
Expenses net of fee waivers, if any	.89%A	.91%	.95%	1.08%	1.29%	1.36%
Expenses net of all reductions	.88%A	.90%	.94%	1.03%	1.27%	1.32%
Net investment income (loss)	.78%A	.52%	.44%	.67% I	-%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,281	$ 182,686	$ 130,332	$ 80,938	$ 52,741	$ 31,240
Portfolio turnover rate H	114%A	148%	66%	130%	52%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Total returns do not include the effect of the sales charges.

F Calculated based on average shares outstanding during the period.

G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.03	.03	.02	- J
Net realized and unrealized gain (loss)	(2.88)	2.54	1.27	.40
Total from investment operations	(2.85)	2.57	1.29	.40
Distributions from net investment income	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 14.02	$ 16.91	$ 14.45	$ 13.24
Total ReturnB,C,D	(16.88)%	17.90%	9.75%	3.12%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.25% A	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.25% A	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.24% A	1.22%	1.24%	1.13% A
Net investment income (loss)	.42% A	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,910	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	114% A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(2.86)	2.54	1.27	.40
Total from investment operations	(2.87)	2.48	1.21	.38
Distributions from net investment income	-	(.06)	(.05)	-
Net asset value, end of period	$ 13.93	$ 16.80	$ 14.38	$ 13.22
Total Return B,C,D	(17.08)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.81%	1.82%	1.72%A
Expenses net of fee waivers, if any	1.78% A	1.81%	1.82%	1.72%A
Expenses net of all reductions	1.78% A	1.80%	1.81%	1.67%A
Net investment income (loss)	(.11)% A	(.37)%	(.42)%	(.59)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,097	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	114%A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(2.86)	2.54	1.28	.40
Total from investment operations	(2.87)	2.48	1.22	.38
Distributions from net investment income	-	(.05)	(.07)	-
Net asset value, end of period	$ 13.93	$ 16.80	$ 14.37	$ 13.22
Total Return B,C,D	(17.08)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.78% A	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.77% A	1.78%	1.84%	1.64% A
Net investment income (loss)	(.11)% A	(.36)%	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,643	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	114% A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.08	.12	.09	.01
Net realized and unrealized gain (loss)	(2.99)	2.67	1.29	.41
Total from investment operations	(2.91)	2.79	1.38	.42
Distributions from net investment income	(.13)	-	(.11)	-
Net asset value, end of period	$ 14.52	$ 17.56	$ 14.77	$ 13.50
Total Return B,C	(16.65)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.68% A	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.68% A	.65%	.77%	.69% A
Expenses net of all reductions	.68% A	.64%	.76%	.64% A
Net investment income (loss)	.98% A	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,807	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	114% A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I: O and Destiny Plans I: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, futures transactions, certain foreign taxes, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 129,328,695
Unrealized depreciation	(481,769,385)
Net unrealized appreciation (depreciation)	$ (352,440,690)

Cost for federal income tax purposes	$ 2,932,623,158

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,554,151,575 and $1,656,279,954, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 215,057	$ 16,098
Class T	.25%	.25%	58,400	-
Class B	.75%	.25%	6,239	4,679
Class C	.75%	.25%	21,589	2,875
			$ 301,285	$ 23,652

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,571
Class T	918
Class B*	2,777
Class C*	172
$ 10,438

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Class O. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 89,846.01
Class A	140,792.16
Class T	31,890.27
Class B	1,919.31
Class C	6,600.30
Institutional Class	35,520.21
	$ 306,567

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,243 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,696 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $71,231 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,250. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,058
Class A	1,172
Class T	137
Institutional Class	3
$ 2,370

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $ 442,808, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class O	$ 27,563,076	$ 28,900,136
Class A	1,168,332	976,377
Class T	63,471	177,927
Class B	-	5,391
Class C	-	12,582
Institutional Class	302,213	-
Total	$ 29,097,092	$ 30,072,413

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class O
Shares sold	1,441,810	3,506,962	$ 23,118,501	$ 55,847,896
Reinvestment of distributions	1,406,128	1,573,620	23,327,681	24,375,356
Shares redeemed	(12,685,226)	(36,793,773)	(203,625,478)	(593,298,582)
Net increase (decrease)	(9,837,288)	(31,713,191)	$ (157,179,296)	$ (513,075,330)
Class A
Shares sold	1,092,606	3,127,611	$ 17,402,594	$ 48,834,750
Reinvestment of distributions	68,157	61,138	1,110,270	930,525
Shares redeemed	(797,961)	(1,462,015)	(12,377,104)	(23,133,989)
Net increase (decrease)	362,802	1,726,734	$ 6,135,760	$ 26,631,286
Class T
Shares sold	94,553	1,103,751	$ 1,451,127	$ 16,839,396
Reinvestment of distributions	3,888	11,601	62,953	175,291
Shares redeemed	(259,297)	(409,973)	(4,018,195)	(6,466,921)
Net increase (decrease)	(160,856)	705,379	$ (2,504,115)	$ 10,547,766
Class B
Shares sold	9,185	70,820	$ 144,419	$ 1,073,799
Reinvestment of distributions	-	325	-	4,907
Shares redeemed	(11,183)	(53,648)	(170,378)	(836,615)
Net increase (decrease)	(1,998)	17,497	$ (25,959)	$ 242,091
Class C
Shares sold	18,951	190,781	$ 287,731	$ 2,924,440
Reinvestment of distributions	-	771	-	11,622
Shares redeemed	(48,969)	(91,877)	(741,712)	(1,415,932)
Net increase (decrease)	(30,018)	99,675	$ (453,981)	$ 1,520,130
Institutional Class
Shares sold	24,229	2,418,447	$ 408,265	$ 36,833,323
Reinvestment of distributions	4,675	-	78,258	-
Shares redeemed	(1,000,148)	(39,238,416)	(15,201,268)	(612,022,125)
Net increase (decrease)	(971,244)	(36,819,969)	$ (14,714,745)	$ (575,188,802)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	7,301,245,402.99	95.180
Withheld	369,727,258.69	4.820
TOTAL	7,670,972,661.68	100.000
Dennis J. Dirks
Affirmative	7,315,162,274.23	95.362
Withheld	355,810,387.45	4.638
TOTAL	7,670,972,661.68	100.000
Edward C. Johnson 3d
Affirmative	7,279,566,042.90	94.898
Withheld	391,406,618.78	5.102
TOTAL	7,670,972,661.68	100.000
Alan J. Lacy
Affirmative	7,308,976,735.47	95.281
Withheld	361,995,926.21	4.719
TOTAL	7,670,972,661.68	100.000
Ned C. Lautenbach
Affirmative	7,311,645,783.73	95.316
Withheld	359,326,877.95	4.684
TOTAL	7,670,972,661.68	100.000
Joseph Mauriello
Affirmative	7,299,247,385.40	95.154
Withheld	371,725,276.28	4.846
TOTAL	7,670,972,661.68	100.000
Cornelia M. Small
Affirmative	7,304,074,583.68	95.217
Withheld	366,898,078.00	4.783
TOTAL	7,670,972,661.68	100.000
William S. Stavropoulos
Affirmative	7,288,328,101.58	95.012
Withheld	382,644,560.10	4.988
TOTAL	7,670,972,661.68	100.000
David M. Thomas
Affirmative	7,310,154,938.14	95.296
Withheld	360,817,723.54	4.704
TOTAL	7,670,972,661.68	100.000
Michael E. Wiley
Affirmative	7,291,195,796.49	95.049
Withheld	379,776,865.19	4.951
TOTAL	7,670,972,661.68	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Destiny Portfolios to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	5,886,523,798.95	76.738
Against	1,431,969,592.63	18.667
Abstain	340,360,558.94	4.437
Broker Non-Votes	12,118,711.16	0.158
TOTAL	7,670,972,661.68	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESI-USAN-0508
1.814746.102

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
Diversified Stock Fund -
Institutional Class

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class O
Actual	$ 1,000.00	$ 834.20	$ 2.20
HypotheticalA	$ 1,000.00	$ 1,022.60	$ 2.43
Class A
Actual	$ 1,000.00	$ 833.20	$ 4.08
HypotheticalA	$ 1,000.00	$ 1,020.55	$ 4.50
Class T
Actual	$ 1,000.00	$ 831.20	$ 5.72
HypotheticalA	$ 1,000.00	$ 1,018.75	$ 6.31
Class B
Actual	$ 1,000.00	$ 829.20	$ 8.14
HypotheticalA	$ 1,000.00	$ 1,016.10	$ 8.97
Class C
Actual	$ 1,000.00	$ 829.20	$ 8.14
HypotheticalA	$ 1,000.00	$ 1,016.10	$ 8.97
Institutional Class
Actual	$ 1,000.00	$ 833.50	$ 3.12
HypotheticalA	$ 1,000.00	$ 1,021.60	$ 3.44

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.48%
Class A	.89%
Class T	1.25%
Class B	1.78%
Class C	1.78%
Institutional Class	.68%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.5	1.0
American International Group, Inc.	2.6	2.9
General Electric Co.	2.4	3.3
Cisco Systems, Inc.	2.3	1.1
Corning, Inc.	2.1	1.2
Johnson & Johnson	1.9	1.5
Nestle SA (Reg.)	1.8	1.1
Procter & Gamble Co.	1.7	2.3
Verizon Communications, Inc.	1.7	1.3
JPMorgan Chase & Co.	1.6	1.5
	21.6
Top Five Market Sectors as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	19.4
Industrials	14.0	13.0
Financials	13.5	20.5
Energy	12.6	7.4
Health Care	11.6	12.5
Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Stocks 98.7%		Stocks 96.5%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 3.5%
*Foreign investments	21.0%	**Foreign investments	17.9%

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Distributors - 0.8%
Li & Fung Ltd.	5,000,000	$ 18,534,461
Hotels, Restaurants & Leisure - 0.2%
McCormick & Schmick's Seafood Restaurants (a)	394,608	4,597,183
Household Durables - 0.7%
KB Home (e)	275,000	6,800,750
Pulte Homes, Inc.	725,000	10,548,750
		17,349,500
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (a)(e)	500,000	7,535,000
Leisure Equipment & Products - 0.3%
Brunswick Corp.	250,000	3,992,500
Eastman Kodak Co.	200,000	3,534,000
		7,526,500
Media - 3.4%
Comcast Corp. Class A	900,000	17,406,000
DISH Network Corp. Class A (a)	125,000	3,591,250
New Frontier Media, Inc.	1,000,000	4,460,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	900,046	7,497,383
The DIRECTV Group, Inc. (a)	300,000	7,437,000
The Walt Disney Co.	675,000	21,181,500
Time Warner, Inc.	1,550,000	21,731,000
		83,304,133
Multiline Retail - 0.5%
Kohl's Corp. (a)	175,000	7,505,750
Macy's, Inc.	250,000	5,765,000
		13,270,750
Specialty Retail - 1.9%
Charlotte Russe Holding, Inc. (a)	150,000	2,601,000
Citi Trends, Inc. (a)	400,000	7,380,000
Home Depot, Inc.	325,000	9,090,250
Staples, Inc.	675,000	14,924,250
The Men's Wearhouse, Inc.	200,000	4,654,000
Tween Brands, Inc. (a)	300,000	7,422,000
		46,071,500
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)(e)	150,000	2,620,500
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	175,000	6,405,000
		9,025,500
TOTAL CONSUMER DISCRETIONARY		207,214,527
CONSUMER STAPLES - 9.0%
Beverages - 0.9%
InBev SA (e)	80,000	7,039,293

	Shares	Value
Molson Coors Brewing Co. Class B	250,000	$ 13,142,500
SABMiller plc	125,000	2,738,265
		22,920,058
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	150,000	6,076,500
Sysco Corp.	550,000	15,961,000
United Natural Foods, Inc. (a)	850,000	15,903,500
Whole Foods Market, Inc. (e)	650,000	21,430,500
		59,371,500
Food Products - 2.9%
Corn Products International, Inc.	200,000	7,428,000
Dean Foods Co.	125,000	2,511,250
Diamond Foods, Inc.	275,000	4,988,500
Marine Harvest ASA (a)	12,500,000	7,314,248
McCormick & Co., Inc. (non-vtg.)	125,000	4,621,250
Nestle SA (Reg.)	85,000	42,472,184
		69,335,432
Household Products - 2.2%
Energizer Holdings, Inc. (a)	140,000	12,667,200
Procter & Gamble Co.	600,000	42,042,000
		54,709,200
Personal Products - 0.5%
Avon Products, Inc.	275,000	10,873,500
Tobacco - 0.1%
British American Tobacco PLC sponsored ADR	19,100	1,446,825
TOTAL CONSUMER STAPLES		218,656,515
ENERGY - 12.6%
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (a)	50,000	4,586,000
BJ Services Co.	300,000	8,553,000
Complete Production Services, Inc. (a)	115,786	2,656,131
ENSCO International, Inc.	125,000	7,827,500
Grey Wolf, Inc. (a)	1,000,000	6,780,000
ION Geophysical Corp. (a)	250,000	3,450,000
Key Energy Services, Inc. (a)	500,000	6,710,000
Nabors Industries Ltd. (a)	5,000	168,850
Noble Corp.	125,000	6,208,750
North American Energy Partners, Inc. (a)	425,000	6,519,502
Schlumberger Ltd. (NY Shares)	400,000	34,800,000
		88,259,733
Oil, Gas & Consumable Fuels - 9.0%
Chesapeake Energy Corp.	350,000	16,152,500
Chevron Corp.	75,000	6,402,000
ConocoPhillips	350,000	26,673,500
Copano Energy LLC	75,000	2,564,250
EOG Resources, Inc.	75,000	9,000,000
Exxon Mobil Corp.	1,000,000	84,580,005
Lukoil Oil Co. sponsored ADR	150,000	12,870,000
Marathon Oil Corp.	125,000	5,700,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OAO Gazprom sponsored ADR	200,000	$ 10,200,000
OJSC Rosneft unit	675,000	6,081,750
OPTI Canada, Inc. (a)	200,000	3,370,349
Petrobank Energy & Resources Ltd. (a)	50,000	2,274,498
Plains Exploration & Production Co. (a)	100,000	5,314,000
Suncor Energy, Inc.	100,000	9,663,939
Ultra Petroleum Corp. (a)	110,000	8,525,000
Valero Energy Corp.	175,000	8,594,250
		217,966,041
TOTAL ENERGY		306,225,774
FINANCIALS - 13.5%
Capital Markets - 1.8%
Credit Suisse Group sponsored ADR	100,000	5,088,000
Goldman Sachs Group, Inc.	40,000	6,615,600
KKR Private Equity Investors, LP	825,000	10,188,750
Lehman Brothers Holdings, Inc.	600,000	22,584,000
		44,476,350
Commercial Banks - 2.6%
Anglo Irish Bank Corp. plc	500,000	6,709,050
Erste Bank AG	125,000	8,100,191
M&T Bank Corp.	160,000	12,876,800
Sterling Bancshares, Inc.	350,000	3,479,000
UCBH Holdings, Inc.	200,000	1,552,000
Wachovia Corp.	1,150,000	31,050,000
		63,767,041
Consumer Finance - 0.4%
American Express Co.	200,000	8,744,000
Diversified Financial Services - 4.6%
Bank of America Corp.	900,000	34,119,000
Bovespa Holding SA	400,000	5,413,722
CIT Group, Inc.	250,000	2,962,500
Citigroup, Inc.	1,200,000	25,704,000
Climate Exchange PLC (a)	150,000	5,509,270
JPMorgan Chase & Co.	903,300	38,796,735
		112,505,227
Insurance - 3.4%
American International Group, Inc.	1,450,000	62,712,500
Hartford Financial Services Group, Inc.	100,000	7,577,000
RenaissanceRe Holdings Ltd.	125,000	6,488,750
W.R. Berkley Corp.	200,000	5,538,000
		82,316,250
Thrifts & Mortgage Finance - 0.7%
Fannie Mae	350,000	9,212,000

	Shares	Value
MGIC Investment Corp. (e)	310,800	$ 3,272,724
Radian Group, Inc. (e)	799,988	5,255,921
		17,740,645
TOTAL FINANCIALS		329,549,513
HEALTH CARE - 11.6%
Biotechnology - 2.1%
Alkermes, Inc. (a)	400,000	4,752,000
Alnylam Pharmaceuticals, Inc. (a)	150,000	3,660,000
Amgen, Inc. (a)	525,000	21,934,500
Cephalon, Inc. (a)	55,000	3,542,000
Genentech, Inc. (a)	175,000	14,206,500
MannKind Corp. (a)(e)	500,000	2,985,000
		51,080,000
Health Care Equipment & Supplies - 2.2%
Abiomed, Inc. (a)	300,000	3,942,000
Conceptus, Inc. (a)	650,000	12,064,000
Covidien Ltd.	150,000	6,637,500
Insulet Corp.	225,000	3,240,000
Inverness Medical Innovations, Inc. (a)	150,000	4,515,000
Medtronic, Inc.	250,000	12,092,500
Mindray Medical International Ltd. sponsored ADR	200,000	5,788,000
NxStage Medical, Inc. (a)	600,000	2,592,000
Sirona Dental Systems, Inc. (a)	100,000	2,697,000
		53,568,000
Health Care Providers & Services - 3.1%
athenahealth, Inc. (e)	250,000	5,917,500
Emergency Medical Services Corp. Class A (a)	200,008	4,938,198
Henry Schein, Inc. (a)	100,000	5,740,000
Humana, Inc. (a)	50,000	2,243,000
Medco Health Solutions, Inc. (a)	275,000	12,042,250
Tenet Healthcare Corp. (a)	1,000,000	5,660,000
UnitedHealth Group, Inc.	900,022	30,924,756
VCA Antech, Inc. (a)	150,000	4,102,500
WellPoint, Inc. (a)	75,000	3,309,750
		74,877,954
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	100,000	7,590,000
QIAGEN NV (a)	225,000	4,680,000
		12,270,000
Pharmaceuticals - 3.7%
Barr Pharmaceuticals, Inc. (a)	175,000	8,454,250
Elan Corp. PLC sponsored ADR (a)	250,022	5,215,459
Johnson & Johnson	700,027	45,410,751
Medicis Pharmaceutical Corp. Class A	200,000	3,938,000
Merck & Co., Inc.	375,000	14,231,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Nexmed, Inc. (a)	1,750,000	$ 2,345,000
Schering-Plough Corp.	750,000	10,807,500
		90,402,210
TOTAL HEALTH CARE		282,198,164
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.1%
General Dynamics Corp.	75,000	6,252,750
Honeywell International, Inc.	375,000	21,157,500
		27,410,250
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	80,017	4,352,925
United Parcel Service, Inc. Class B	300,000	21,906,000
		26,258,925
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	175,000	4,949,000
Building Products - 0.2%
Universal Forest Products, Inc.	150,000	4,830,000
Commercial Services & Supplies - 2.6%
Allied Waste Industries, Inc. (a)	500,000	5,405,000
Corporate Executive Board Co.	225,000	9,108,000
CoStar Group, Inc. (a)	249,985	10,749,355
Equifax, Inc.	225,000	7,758,000
Healthcare Services Group, Inc.	725,000	14,964,000
Intertek Group PLC	150,000	3,071,619
Manpower, Inc.	100,000	5,626,000
Robert Half International, Inc.	299,980	7,721,485
		64,403,459
Construction & Engineering - 0.5%
Abengoa SA	50,000	1,787,764
Chicago Bridge & Iron Co. NV (NY Shares)	150,000	5,886,000
Shaw Group, Inc. (a)	100,000	4,714,000
		12,387,764
Electrical Equipment - 5.1%
ABB Ltd. sponsored ADR	225,000	6,057,000
Evergreen Solar, Inc. (a)(e)	2,750,000	25,492,500
Q-Cells AG (a)(e)	237,500	23,567,314
Renewable Energy Corp. AS (a)(e)	850,000	23,700,126
SolarWorld AG (e)	450,000	21,431,863
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	525,000	21,294,000
Toyo Tanso Co. Ltd.	15,000	1,410,180
		122,952,983
Industrial Conglomerates - 2.4%
General Electric Co.	1,550,000	57,365,500

	Shares	Value
Machinery - 0.5%
Spire Corp. (a)	125,000	$ 1,920,000
Terex Corp. (a)	175,000	10,937,500
		12,857,500
Road & Rail - 0.3%
Ryder System, Inc.	125,000	7,613,750
TOTAL INDUSTRIALS		341,029,131
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	2,350,000	56,611,500
Corning, Inc.	2,100,000	50,484,000
Foxconn International Holdings Ltd. (a)	4,000,000	5,396,515
Harris Corp.	100,000	4,853,000
Infinera Corp.	169,500	2,034,000
Juniper Networks, Inc. (a)	150,000	3,750,000
Nice Systems Ltd. sponsored ADR (a)	400,000	11,288,000
Riverbed Technology, Inc. (a)	75,000	1,114,500
		135,531,515
Computers & Peripherals - 1.9%
Apple, Inc. (a)	125,000	17,937,500
Hewlett-Packard Co.	450,000	20,547,000
NetApp, Inc. (a)	400,000	8,020,000
		46,504,500
Electronic Equipment & Instruments - 2.7%
Acacia Research Corp. - Acacia Technologies (a)	1,499,100	8,619,825
Arrow Electronics, Inc. (a)	150,000	5,047,500
Comverge, Inc. (e)	400,000	4,132,000
Everlight Electronics Co. Ltd.	1,749,960	5,931,677
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,250,000	12,883,799
Ingram Micro, Inc. Class A (a)	341,200	5,401,196
Itron, Inc. (a)	55,000	4,962,650
Motech Industries, Inc.	2,199,630	15,092,732
Universal Display Corp. (a)	200,000	2,864,000
		64,935,379
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	225,000	6,336,000
Equinix, Inc. (a)	100,000	6,649,000
Google, Inc. Class A (sub. vtg.) (a)	70,000	30,832,900
Omniture, Inc. (a)	150,000	3,481,500
SAVVIS, Inc. (a)	475,000	7,728,250
Terremark Worldwide, Inc. (a)	1,000,019	5,480,104
		60,507,754
IT Services - 2.6%
Cognizant Technology Solutions Corp. Class A (a)	600,000	17,298,000
MasterCard, Inc. Class A	20,000	4,459,800
Paychex, Inc.	850,000	29,121,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	400,000	$ 8,508,000
Visa, Inc.	75,000	4,677,000
		64,063,800
Semiconductors & Semiconductor Equipment - 4.3%
ARM Holdings PLC sponsored ADR	2,000,000	10,540,000
ASML Holding NV (NY Shares)	400,000	9,924,000
Broadcom Corp. Class A (a)	450,000	8,671,500
Intel Corp.	1,600,000	33,888,000
Lam Research Corp. (a)	175,000	6,688,500
National Semiconductor Corp.	1,000,020	18,320,366
NVIDIA Corp. (a)	150,000	2,968,500
Richtek Technology Corp.	500,000	3,981,966
Siliconware Precision Industries Co. Ltd. sponsored ADR	450,000	3,780,000
Taiwan Semiconductor Manufacturing Co. Ltd.	2,499,995	5,191,354
		103,954,186
Software - 1.5%
Adobe Systems, Inc. (a)	325,000	11,566,750
Microsoft Corp.	200,000	5,676,000
Nintendo Co. Ltd.	15,000	7,847,676
Quality Systems, Inc. (e)	350,000	10,454,500
Salesforce.com, Inc. (a)	25,000	1,446,750
		36,991,676
TOTAL INFORMATION TECHNOLOGY		512,488,810
MATERIALS - 2.1%
Chemicals - 1.7%
Airgas, Inc.	75,000	3,410,250
Monsanto Co.	125,000	13,937,500
Tokuyama Corp.	1,250,000	9,179,385
Wacker Chemie AG	50,000	10,243,535
Zoltek Companies, Inc. (a)(e)	200,000	5,304,000
		42,074,670
Metals & Mining - 0.4%
ArcelorMittal SA (NY Reg.) Class A	100,000	8,180,000
Timminco Ltd. (a)	100,000	2,376,778
		10,556,778
TOTAL MATERIALS		52,631,448
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	600,000	22,980,000
Verizon Communications, Inc.	1,100,000	40,095,000
		63,075,000

	Shares	Value
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L sponsored ADR	100,000	$ 6,369,000
Bharti Airtel Ltd. (a)	225,000	4,644,173
Sistema JSFC sponsored GDR	125,000	4,012,500
		15,025,673
TOTAL TELECOMMUNICATION SERVICES		78,100,673
UTILITIES - 3.2%
Electric Utilities - 1.8%
Entergy Corp.	100,000	10,908,000
Exelon Corp.	250,000	20,317,500
Great Plains Energy, Inc.	200,000	4,930,000
PPL Corp.	150,000	6,888,000
		43,043,500
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	350,000	5,834,500
Clipper Windpower PLC (a)(f)	978,496	9,911,769
NRG Energy, Inc. (a)	325,000	12,671,750
		28,418,019
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	150,000	6,028,500
TOTAL UTILITIES		77,490,019
TOTAL COMMON STOCKS (Cost $2,740,783,294)		2,405,584,574
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (d) (Cost $1,315,064)	$ 2,950,000	334,280
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 2.69% (b)	55,710,759	55,710,759
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	115,496,855	115,496,855
TOTAL MONEY MARKET FUNDS (Cost $171,207,614)		171,207,614
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.44%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $3,056,000)	$ 3,056,122	$ 3,056,000
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $2,916,361,972)		2,580,182,468
NET OTHER ASSETS - (5.9)%		(142,961,291)
NET ASSETS - 100%		$ 2,437,221,177
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,056,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 550,571
Barclays Capital, Inc.	1,009,131
Lehman Brothers, Inc.	1,496,298
$ 3,056,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,998,595
Fidelity Securities Lending Cash Central Fund	1,635,617
Total	$ 3,634,212
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.0%
Germany	2.3%
Switzerland	2.2%
Taiwan	2.0%
United Kingdom	1.7%
Cayman Islands	1.6%
Netherlands Antilles	1.4%
Canada	1.4%
Russia	1.3%
Norway	1.3%
Others (individually less than 1%)	5.8%
100.0%
Income Tax Information
At September 30, 2007, the fund had a capital loss carryforward of approximately $101,274,077 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $111,993,388 and repurchase agreements of $3,056,000) - See accompanying schedule: Unaffiliated issuers (cost $2,745,154,358)	$ 2,408,974,854
Fidelity Central Funds (cost $171,207,614)	171,207,614
Total Investments (cost $2,916,361,972)		$ 2,580,182,468
Cash		291
Receivable for investments sold		13,336,554
Receivable for fund shares sold		217,658
Dividends receivable		1,854,904
Distributions receivable from Fidelity Central Funds		476,881
Prepaid expenses		7,326
Other receivables		191,035
Total assets		2,596,267,117

Liabilities
Payable for investments purchased
Regular delivery	$ 37,436,533
Delayed delivery	1,903,721
Payable for fund shares redeemed	2,998,053
Accrued management fee	866,977
Distribution fees payable	44,676
Other affiliated payables	121,787
Other payables and accrued expenses	177,338
Collateral on securities loaned, at value	115,496,855
Total liabilities		159,045,940

Net Assets		$ 2,437,221,177
Net Assets consist of:
Paid in capital		$ 2,887,022,213
Undistributed net investment income		8,385,957
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(122,037,380)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(336,149,613)
Net Assets		$ 2,437,221,177

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,235,483,892 ÷ 155,206,204 shares)	$ 14.40

Class A: Net Asset Value and redemption price per share ($156,280,885 ÷ 11,061,940 shares)	$ 14.13

Maximum offering price per share (100/94.25 of $14.13)	$ 14.99
Class T: Net Asset Value and redemption price per share ($19,909,525 ÷ 1,419,930 shares)	$ 14.02

Maximum offering price per share (100/96.50 of $14.02)	$ 14.53
Class B: Net Asset Value and offering price per share ($1,096,929 ÷ 78,747 shares)A	$ 13.93

Class C: Net Asset Value and offering price per share ($3,642,643 ÷ 261,492 shares)A	$ 13.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,807,303 ÷ 1,432,834 shares)	$ 14.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 19,589,787
Interest		96,332
Income from Fidelity Central Funds (including $1,635,617 from security lending)		3,634,212
Total income		23,320,331

Expenses
Management fee	$ 5,969,557
Transfer agent fees	306,567
Distribution fees	301,285
Accounting and security lending fees	475,429
Custodian fees and expenses	137,659
Independent trustees' compensation	5,885
Appreciation in deferred trustee compensation account	13
Registration fees	26,699
Audit	38,200
Legal	13,904
Miscellaneous	25,574
Total expenses before reductions	7,300,772
Expense reductions	(78,851)	7,221,921
Net investment income (loss)		16,098,410
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $104,790)	(14,265,098)
Foreign currency transactions	136,164
Total net realized gain (loss)		(14,128,934)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $435,917)	(502,879,642)
Assets and liabilities in foreign currencies	(39,939)
Total change in net unrealized appreciation (depreciation)		(502,919,581)
Net gain (loss)		(517,048,515)
Net increase (decrease) in net assets resulting from operations		$ (500,950,105)

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,098,410	$ 29,562,750
Net realized gain (loss)	(14,128,934)	549,424,345
Change in net unrealized appreciation (depreciation)	(502,919,581)	(5,640,666)
Net increase (decrease) in net assets resulting from operations	(500,950,105)	573,346,429
Distributions to shareholders from net investment income	(29,097,092)	(30,072,413)
Share transactions - net increase (decrease)	(168,742,336)	(1,049,322,859)
Total increase (decrease) in net assets	(698,789,533)	(506,048,843)

Net Assets
Beginning of period	3,136,010,710	3,642,059,553
End of period (including undistributed net investment income of $8,385,957 and undistributed net investment income of $22,785,930, respectively)	$ 2,437,221,177	$ 3,136,010,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.44	$ 14.82	$ 13.51	$ 11.85	$ 11.06	$ 9.31
Income from Investment Operations
Net investment income (loss) E	.10	.15	.13	.16 H	.10	.09
Net realized and unrealized gain (loss)	(2.97)	2.62	1.29	1.66	.78	1.75
Total from investment operations	(2.87)	2.77	1.42	1.82	.88	1.84
Distributions from net investment income	(.17)	(.15)	(.11)	(.16)	(.09)	(.09)
Net asset value, end of period	$ 14.40	$ 17.44	$ 14.82	$ 13.51	$ 11.85	$ 11.06
Total Return B,C,D	(16.58)%	18.83%	10.55%	15.46%	7.96%	19.88%
Ratios to Average Net Assets F,I
Expenses before reductions	.48% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48% A	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.48%	.44%	.47%	.46%
Net investment income (loss)	1.18% A	.95%	.90%	1.27% H	.79%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,235,484	$ 2,878,127	$ 2,915,932	$ 2,988,758	$ 3,099,403	$ 3,144,123
Portfolio turnover rate G	114% A	148%	66%	130%	52%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 L	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 14.53	$ 13.24	$ 11.62	$ 10.87	$ 9.16
Income from Investment Operations
Net investment income (loss) F	.06	.08	.06	.08 I	- K	- K
Net realized and unrealized gain (loss)	(2.89)	2.56	1.28	1.62	.77	1.73
Total from investment operations	(2.83)	2.64	1.34	1.70	.77	1.73
Distributions from net investment income	(.11)	(.10)	(.05)	(.08)	(.02)	(.02)
Net asset value, end of period	$ 14.13	$ 17.07	$ 14.53	$ 13.24	$ 11.62	$ 10.87
Total Return B,C,D,E	(16.68)%	18.25%	10.13%	14.68%	7.08%	18.91%
Ratios to Average Net Assets G,J
Expenses before reductions	.89%A	.91%	.95%	1.09%	1.29%	1.36%
Expenses net of fee waivers, if any	.89%A	.91%	.95%	1.08%	1.29%	1.36%
Expenses net of all reductions	.88%A	.90%	.94%	1.03%	1.27%	1.32%
Net investment income (loss)	.78%A	.52%	.44%	.67% I	-%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,281	$ 182,686	$ 130,332	$ 80,938	$ 52,741	$ 31,240
Portfolio turnover rate H	114%A	148%	66%	130%	52%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Total returns do not include the effect of the sales charges.

F Calculated based on average shares outstanding during the period.

G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.91	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.03	.03	.02	- J
Net realized and unrealized gain (loss)	(2.88)	2.54	1.27	.40
Total from investment operations	(2.85)	2.57	1.29	.40
Distributions from net investment income	(.04)	(.11)	(.08)	-
Net asset value, end of period	$ 14.02	$ 16.91	$ 14.45	$ 13.24
Total ReturnB,C,D	(16.88)%	17.90%	9.75%	3.12%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.25% A	1.23%	1.25%	1.18% A
Expenses net of fee waivers, if any	1.25% A	1.23%	1.25%	1.18% A
Expenses net of all reductions	1.24% A	1.22%	1.24%	1.13% A
Net investment income (loss)	.42% A	.20%	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,910	$ 26,732	$ 12,646	$ 199
Portfolio turnover rate G	114% A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(2.86)	2.54	1.27	.40
Total from investment operations	(2.87)	2.48	1.21	.38
Distributions from net investment income	-	(.06)	(.05)	-
Net asset value, end of period	$ 13.93	$ 16.80	$ 14.38	$ 13.22
Total Return B,C,D	(17.08)%	17.26%	9.19%	2.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.81%	1.82%	1.72%A
Expenses net of fee waivers, if any	1.78% A	1.81%	1.82%	1.72%A
Expenses net of all reductions	1.78% A	1.80%	1.81%	1.67%A
Net investment income (loss)	(.11)% A	(.37)%	(.42)%	(.59)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,097	$ 1,356	$ 909	$ 106
Portfolio turnover rate G	114%A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	(2.86)	2.54	1.28	.40
Total from investment operations	(2.87)	2.48	1.22	.38
Distributions from net investment income	-	(.05)	(.07)	-
Net asset value, end of period	$ 13.93	$ 16.80	$ 14.37	$ 13.22
Total Return B,C,D	(17.08)%	17.31%	9.20%	2.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.79%	1.84%	1.69% A
Expenses net of fee waivers, if any	1.78% A	1.79%	1.84%	1.69% A
Expenses net of all reductions	1.77% A	1.78%	1.84%	1.64% A
Net investment income (loss)	(.11)% A	(.36)%	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,643	$ 4,897	$ 2,758	$ 103
Portfolio turnover rate G	114% A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.56	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.08	.12	.09	.01
Net realized and unrealized gain (loss)	(2.99)	2.67	1.29	.41
Total from investment operations	(2.91)	2.79	1.38	.42
Distributions from net investment income	(.13)	-	(.11)	-
Net asset value, end of period	$ 14.52	$ 17.56	$ 14.77	$ 13.50
Total Return B,C	(16.65)%	18.89%	10.26%	3.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.68% A	.65%	.77%	.69% A
Expenses net of fee waivers, if any	.68% A	.65%	.77%	.69% A
Expenses net of all reductions	.68% A	.64%	.76%	.64% A
Net investment income (loss)	.98% A	.78%	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,807	$ 42,212	$ 579,483	$ 103
Portfolio turnover rate F	114% A	148%	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I: O and Destiny Plans I: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, futures transactions, certain foreign taxes, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 129,328,695
Unrealized depreciation	(481,769,385)
Net unrealized appreciation (depreciation)	$ (352,440,690)

Cost for federal income tax purposes	$ 2,932,623,158

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,554,151,575 and $1,656,279,954, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 215,057	$ 16,098
Class T	.25%	.25%	58,400	-
Class B	.75%	.25%	6,239	4,679
Class C	.75%	.25%	21,589	2,875
			$ 301,285	$ 23,652

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,571
Class T	918
Class B*	2,777
Class C*	172
$ 10,438

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Class O. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 89,846.01
Class A	140,792.16
Class T	31,890.27
Class B	1,919.31
Class C	6,600.30
Institutional Class	35,520.21
	$ 306,567

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,243 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,696 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $71,231 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,250. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,058
Class A	1,172
Class T	137
Institutional Class	3
$ 2,370

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $ 442,808, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class O	$ 27,563,076	$ 28,900,136
Class A	1,168,332	976,377
Class T	63,471	177,927
Class B	-	5,391
Class C	-	12,582
Institutional Class	302,213	-
Total	$ 29,097,092	$ 30,072,413

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class O
Shares sold	1,441,810	3,506,962	$ 23,118,501	$ 55,847,896
Reinvestment of distributions	1,406,128	1,573,620	23,327,681	24,375,356
Shares redeemed	(12,685,226)	(36,793,773)	(203,625,478)	(593,298,582)
Net increase (decrease)	(9,837,288)	(31,713,191)	$ (157,179,296)	$ (513,075,330)
Class A
Shares sold	1,092,606	3,127,611	$ 17,402,594	$ 48,834,750
Reinvestment of distributions	68,157	61,138	1,110,270	930,525
Shares redeemed	(797,961)	(1,462,015)	(12,377,104)	(23,133,989)
Net increase (decrease)	362,802	1,726,734	$ 6,135,760	$ 26,631,286
Class T
Shares sold	94,553	1,103,751	$ 1,451,127	$ 16,839,396
Reinvestment of distributions	3,888	11,601	62,953	175,291
Shares redeemed	(259,297)	(409,973)	(4,018,195)	(6,466,921)
Net increase (decrease)	(160,856)	705,379	$ (2,504,115)	$ 10,547,766
Class B
Shares sold	9,185	70,820	$ 144,419	$ 1,073,799
Reinvestment of distributions	-	325	-	4,907
Shares redeemed	(11,183)	(53,648)	(170,378)	(836,615)
Net increase (decrease)	(1,998)	17,497	$ (25,959)	$ 242,091
Class C
Shares sold	18,951	190,781	$ 287,731	$ 2,924,440
Reinvestment of distributions	-	771	-	11,622
Shares redeemed	(48,969)	(91,877)	(741,712)	(1,415,932)
Net increase (decrease)	(30,018)	99,675	$ (453,981)	$ 1,520,130
Institutional Class
Shares sold	24,229	2,418,447	$ 408,265	$ 36,833,323
Reinvestment of distributions	4,675	-	78,258	-
Shares redeemed	(1,000,148)	(39,238,416)	(15,201,268)	(612,022,125)
Net increase (decrease)	(971,244)	(36,819,969)	$ (14,714,745)	$ (575,188,802)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	7,301,245,402.99	95.180
Withheld	369,727,258.69	4.820
TOTAL	7,670,972,661.68	100.000
Dennis J. Dirks
Affirmative	7,315,162,274.23	95.362
Withheld	355,810,387.45	4.638
TOTAL	7,670,972,661.68	100.000
Edward C. Johnson 3d
Affirmative	7,279,566,042.90	94.898
Withheld	391,406,618.78	5.102
TOTAL	7,670,972,661.68	100.000
Alan J. Lacy
Affirmative	7,308,976,735.47	95.281
Withheld	361,995,926.21	4.719
TOTAL	7,670,972,661.68	100.000
Ned C. Lautenbach
Affirmative	7,311,645,783.73	95.316
Withheld	359,326,877.95	4.684
TOTAL	7,670,972,661.68	100.000
Joseph Mauriello
Affirmative	7,299,247,385.40	95.154
Withheld	371,725,276.28	4.846
TOTAL	7,670,972,661.68	100.000
Cornelia M. Small
Affirmative	7,304,074,583.68	95.217
Withheld	366,898,078.00	4.783
TOTAL	7,670,972,661.68	100.000
William S. Stavropoulos
Affirmative	7,288,328,101.58	95.012
Withheld	382,644,560.10	4.988
TOTAL	7,670,972,661.68	100.000
David M. Thomas
Affirmative	7,310,154,938.14	95.296
Withheld	360,817,723.54	4.704
TOTAL	7,670,972,661.68	100.000
Michael E. Wiley
Affirmative	7,291,195,796.49	95.049
Withheld	379,776,865.19	4.951
TOTAL	7,670,972,661.68	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Destiny Portfolios to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	5,886,523,798.95	76.738
Against	1,431,969,592.63	18.667
Abstain	340,360,558.94	4.437
Broker Non-Votes	12,118,711.16	0.158
TOTAL	7,670,972,661.68	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESI-I-USAN-0508
1.814752.102

(Fidelity Investment logo)(registered trademark)

Fidelity Destiny® Portfolios:
Fidelity® Advisor
Capital Development Fund -
Class A

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com ("search for proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class O
Actual	$ 1,000.00	$ 888.90	$ 2.79
HypotheticalA	$ 1,000.00	$ 1,022.05	$ 2.98
Class A
Actual	$ 1,000.00	$ 887.20	$ 4.62
HypotheticalA	$ 1,000.00	$ 1,020.10	$ 4.95
Class T
Actual	$ 1,000.00	$ 884.60	$ 6.69
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.16
Class B
Actual	$ 1,000.00	$ 882.70	$ 8.94
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Class C
Actual	$ 1,000.00	$ 883.20	$ 8.95
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Institutional Class
Actual	$ 1,000.00	$ 888.00	$ 3.49
Hypothetical A	$ 1,000.00	$ 1,021.30	$ 3.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.59%
Class A	.98%
Class T	1.42%
Class B	1.90%
Class C	1.90%
Institutional Class	.74%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Hess Corp.	3.5	0.0
The Mosaic Co.	3.0	0.0
Hewlett-Packard Co.	2.4	3.9
NIKE, Inc. Class B	2.3	0.0
McDonald's Corp.	2.3	0.0
Nokia Corp. sponsored ADR	1.9	0.0
ConocoPhillips	1.8	0.0
Goldman Sachs Group, Inc.	1.7	1.5
Petroleo Brasileiro SA - Petrobras sponsored ADR	1.7	0.0
Anadarko Petroleum Corp.	1.7	0.0
	22.3
Top Five Market Sectors as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	9.2
Energy	18.7	6.7
Materials	14.6	2.5
Consumer Discretionary	11.5	7.9
Industrials	11.4	12.2
Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Stocks 99.3%		Stocks 98.1%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.5%
*Foreign investments	23.4%	**Foreign investments	17.9%

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.2%
Johnson Controls, Inc.	282,000	$ 9,531,600
Automobiles - 0.2%
Daimler AG (d)	128,300	10,976,065
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA unit (a)	200,000	2,735,354
DeVry, Inc.	200,000	8,368,000
		11,103,354
Hotels, Restaurants & Leisure - 2.8%
Bally Technologies, Inc. (a)	200,000	6,868,000
McDonald's Corp.	1,991,900	111,088,263
Yum! Brands, Inc.	509,300	18,951,053
		136,907,316
Household Durables - 0.9%
D.R. Horton, Inc.	850,000	13,387,500
Jarden Corp. (a)	550,000	11,957,000
Whirlpool Corp.	230,000	19,959,400
		45,303,900
Internet & Catalog Retail - 0.9%
Expedia, Inc. (a)	200,000	4,378,000
Priceline.com, Inc. (a)	308,300	37,261,138
		41,639,138
Media - 0.7%
CKX, Inc. (a)	183,080	1,742,922
Focus Media Holding Ltd. ADR (a)(d)	350,000	12,302,500
Omnicom Group, Inc.	20,000	883,600
The DIRECTV Group, Inc. (a)	586,802	14,546,822
The Walt Disney Co.	200,000	6,276,000
		35,751,844
Specialty Retail - 2.4%
Best Buy Co., Inc.	1,120,000	46,435,200
Gamestop Corp. Class A (a)	382,000	19,753,220
Ross Stores, Inc.	956,020	28,642,359
TJX Companies, Inc.	750,000	24,802,500
		119,633,279
Textiles, Apparel & Luxury Goods - 3.2%
NIKE, Inc. Class B	1,691,800	115,042,400
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,344,508	27,172,507
Warnaco Group, Inc. (a)	410,000	16,170,400
		158,385,307
TOTAL CONSUMER DISCRETIONARY		569,231,803
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
PepsiAmericas, Inc.	206,900	5,282,157
Food & Staples Retailing - 0.3%
Kroger Co.	594,100	15,090,140

	Shares	Value
Food Products - 1.3%
Bunge Ltd. (d)	319,700	$ 27,775,536
Chiquita Brands International, Inc. (a)	56,738	1,311,215
Fresh Del Monte Produce, Inc. (a)	1,018,700	37,080,680
		66,167,431
Tobacco - 1.0%
Altria Group, Inc.	918,700	20,395,140
British American Tobacco PLC	256,800	9,727,584
British American Tobacco PLC sponsored ADR	250,000	18,937,500
		49,060,224
TOTAL CONSUMER STAPLES		135,599,952
ENERGY - 18.7%
Energy Equipment & Services - 5.8%
Atwood Oceanics, Inc. (a)	218,900	20,077,508
BJ Services Co.	410,000	11,689,100
Diamond Offshore Drilling, Inc.	103,300	12,024,120
ENSCO International, Inc.	390,000	24,421,800
Helmerich & Payne, Inc.	879,300	41,212,791
Hercules Offshore, Inc. (a)	102,700	2,579,824
Nabors Industries Ltd. (a)	300,000	10,131,000
National Oilwell Varco, Inc. (a)	1,227,190	71,643,352
Patterson-UTI Energy, Inc.	864,000	22,619,520
Rowan Companies, Inc.	130,000	5,353,400
Tidewater, Inc.	509,300	28,067,523
Transocean, Inc. (a)	256,260	34,646,352
Weatherford International Ltd. (a)	50,000	3,623,500
		288,089,790
Oil, Gas & Consumable Fuels - 12.9%
Anadarko Petroleum Corp.	1,303,200	82,140,696
Apache Corp.	300,000	36,246,000
Chesapeake Energy Corp.	629,330	29,043,580
Chevron Corp.	159,800	13,640,528
Cimarex Energy Co.	280,000	15,327,200
ConocoPhillips	1,145,100	87,268,071
Hess Corp.	1,954,300	172,330,175
Hugoton Royalty Trust	100,000	2,758,000
Marathon Oil Corp.	199,300	9,088,080
Occidental Petroleum Corp.	580,300	42,460,551
Petrobank Energy & Resources Ltd. (a)	112,300	5,108,523
Petroleo Brasileiro SA - Petrobras sponsored ADR	809,100	82,617,201
Suncor Energy, Inc.	228,300	22,062,773
Valero Energy Corp.	713,227	35,026,578
		635,117,956
TOTAL ENERGY		923,207,746
FINANCIALS - 22.1%
Capital Markets - 5.2%
Bank of New York Mellon Corp.	100,000	4,173,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GLG Partners, Inc. (d)	3,931,538	$ 46,667,356
GLG Partners, Inc. warrants 12/28/11 (a)	4,063,900	18,368,828
Goldman Sachs Group, Inc.	516,747	85,464,786
Lehman Brothers Holdings, Inc.	1,352,789	50,918,978
Morgan Stanley	500,000	22,850,000
State Street Corp.	337,500	26,662,500
		255,105,448
Commercial Banks - 1.4%
Bank of Nova Scotia	254,700	11,549,079
BB&T Corp.	200,000	6,412,000
U.S. Bancorp, Delaware	217,400	7,035,064
Wachovia Corp.	380,000	10,260,000
Wells Fargo & Co.	1,130,000	32,883,000
		68,139,143
Diversified Financial Services - 7.2%
Bank of America Corp.	1,700,000	64,447,000
Bolsa de Mercadorias & Futuros - BM&F SA	500,000	4,504,787
CME Group, Inc.	7,000	3,283,700
Deutsche Boerse AG	78,900	12,707,994
GHL Acquisition Corp. unit	1,129,580	10,900,447
JPMorgan Chase & Co.	1,720,000	73,874,000
Leucadia National Corp.	509,300	23,030,546
Liberty Acquisition Holdings Corp.:
unit	3,793,900	39,456,560
warrants 12/12/13 (a)	393,500	834,220
Liberty International Acquisition Co. (e)	4,125,000	58,279,939
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	4,232,621
Sapphire Industrials Corp. unit	5,000,000	48,050,000
Trian Acquisition I Corp. unit	1,500,000	14,850,000
		358,451,814
Insurance - 7.5%
ACE Ltd.	382,000	21,032,920
Allied World Assurance Co. Holdings Ltd.	264,200	10,488,740
Allstate Corp.	234,700	11,279,682
American International Group, Inc.	908,331	39,285,316
Aspen Insurance Holdings Ltd.	559,300	14,754,334
Assurant, Inc.	150,000	9,129,000
Axis Capital Holdings Ltd.	545,200	18,525,896
Berkshire Hathaway, Inc. Class A (a)	316	42,154,400
Endurance Specialty Holdings Ltd.	580,900	21,260,940
Everest Re Group Ltd.	152,800	13,680,184
Hartford Financial Services Group, Inc.	104,700	7,933,119
Max Capital Group Ltd.	814,900	21,342,231
MetLife, Inc.	232,000	13,980,320
Montpelier Re Holdings Ltd.	506,466	8,128,779
Navigators Group, Inc. (a)	82,766	4,502,470
Platinum Underwriters Holdings Ltd.	553,967	17,981,769

	Shares	Value
Prudential Financial, Inc.	84,700	$ 6,627,775
The Chubb Corp.	607,400	30,054,152
The Travelers Companies, Inc.	738,500	35,337,225
Unum Group	743,300	16,360,033
Zurich Financial Services AG (Reg.)	20,000	6,298,142
		370,137,427
Real Estate Management & Development - 0.7%
Black Earth Farming Ltd. unit	900,950	9,324,250
The St. Joe Co. (d)	619,400	26,590,842
		35,915,092
Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	100,000	2,716,000
MGIC Investment Corp.	222,800	2,346,084
Washington Mutual, Inc.	132,700	1,366,810
		6,428,894
TOTAL FINANCIALS		1,094,177,818
HEALTH CARE - 6.1%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	370,000	22,825,300
CSL Ltd.	690,000	23,278,934
		46,104,234
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	139,424	11,969,550
Inverness Medical Innovations, Inc. (a)	663,515	19,971,802
Philip Morris International, Inc. (a)	918,700	46,467,846
		78,409,198
Health Care Providers & Services - 1.9%
Aetna, Inc.	509,300	21,436,437
Express Scripts, Inc. (a)	202,800	13,044,096
Humana, Inc. (a)	100,000	4,486,000
Medco Health Solutions, Inc. (a)	1,271,400	55,674,606
		94,641,139
Life Sciences Tools & Services - 0.9%
Applera Corp. - Applied Biosystems Group	100,000	3,286,000
Charles River Laboratories International, Inc. (a)	523,403	30,849,373
Invitrogen Corp. (a)	100,000	8,547,000
		42,682,373
Pharmaceuticals - 0.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	609,300	28,143,567
XenoPort, Inc. (a)	329,447	13,332,720
		41,476,287
TOTAL HEALTH CARE		303,313,231
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.4%
Aerospace & Defense - 5.1%
Goodrich Corp.	204,700	$ 11,772,297
Honeywell International, Inc.	631,900	35,651,798
L-3 Communications Holdings, Inc.	665,681	72,785,561
Lockheed Martin Corp.	332,522	33,019,435
Northrop Grumman Corp.	344,700	26,821,107
Raytheon Co.	406,937	26,292,200
United Technologies Corp.	680,000	46,797,600
		253,139,998
Commercial Services & Supplies - 0.3%
GeoEye, Inc. (a)	350,000	9,096,500
Manpower, Inc.	100,000	5,626,000
		14,722,500
Electrical Equipment - 0.2%
JA Solar Holdings Co. Ltd. ADR	550,000	10,230,000
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	254,700	13,962,654
Machinery - 2.9%
AGCO Corp. (a)	200,000	11,976,000
Cummins, Inc.	407,400	19,074,468
Deere & Co.	939,600	75,581,424
Eaton Corp.	127,300	10,141,991
Ingersoll-Rand Co. Ltd. Class A	150,000	6,687,000
Manitowoc Co., Inc.	100,000	4,080,000
Parker Hannifin Corp.	229,200	15,876,684
		143,417,567
Marine - 0.6%
Excel Maritime Carriers Ltd.	100,000	2,935,000
Genco Shipping & Trading Ltd.	234,140	13,212,520
Kirby Corp. (a)	254,700	14,517,900
Navios Maritime Holdings, Inc. warrants 12/9/08 (a)	240,250	1,117,163
OceanFreight, Inc.	7,676	168,028
		31,950,611
Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	400,000	36,888,000
Norfolk Southern Corp.	650,000	35,308,000
Union Pacific Corp.	204,700	25,665,286
		97,861,286
TOTAL INDUSTRIALS		565,284,616
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.3%
Juniper Networks, Inc. (a)	816,800	20,420,000
Nokia Corp. sponsored ADR	2,879,600	91,657,668
		112,077,668
Computers & Peripherals - 4.5%
Hewlett-Packard Co.	2,618,000	119,537,880
International Business Machines Corp.	396,500	45,653,010

	Shares	Value
NCR Corp. (a)	536,560	$ 12,249,665
Seagate Technology	1,350,000	28,269,000
Western Digital Corp. (a)	514,400	13,909,376
		219,618,931
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. (a)	200,000	6,546,000
Internet Software & Services - 0.4%
Open Text Corp. (a)	428,300	13,550,734
Yahoo!, Inc. (a)	277,200	8,019,396
		21,570,130
IT Services - 0.3%
Satyam Computer Services Ltd. sponsored ADR	25,000	564,750
Visa, Inc.	211,900	13,214,084
		13,778,834
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV (NY Shares)	600,000	14,886,000
Mattson Technology, Inc. (a)	200,000	1,218,000
		16,104,000
Software - 1.9%
Activision, Inc. (a)	970,493	26,504,164
Oracle Corp. (a)	2,646,700	51,769,452
Ubisoft Entertainment SA (a)	191,667	16,511,001
		94,784,617
TOTAL INFORMATION TECHNOLOGY		484,480,180
MATERIALS - 14.6%
Chemicals - 7.2%
Agrium, Inc.	418,300	25,979,747
Celanese Corp. Class A	405,500	15,834,775
CF Industries Holdings, Inc.	228,743	23,702,350
Chemtura Corp.	1,500,000	11,010,000
Fertilizantes Fosfatados SA (PN)	60,400	2,830,691
K&S AG	52,900	17,312,031
Monsanto Co.	238,500	26,592,750
Neo Material Technologies, Inc. (a)	3,110,600	11,574,607
OM Group, Inc. (a)	380,000	20,725,200
Potash Corp. of Saskatchewan, Inc.	120,000	18,625,200
Terra Industries, Inc. (a)	520,000	18,475,600
The Mosaic Co. (a)	1,445,401	148,298,143
Yara International ASA	250,000	14,456,684
		355,417,778
Metals & Mining - 7.4%
Agnico-Eagle Mines Ltd.	356,400	24,169,655
AK Steel Holding Corp.	132,000	7,183,440
Barrick Gold Corp.	181,100	7,917,171
BHP Billiton Ltd. sponsored ADR	432,000	28,447,200
Eldorado Gold Corp. (a)	500,000	3,448,276
First Quantum Minerals Ltd.	250,000	20,270,797
Freeport-McMoRan Copper & Gold, Inc. Class B	254,700	24,507,234
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Gold Fields Ltd. sponsored ADR	600,000	$ 8,298,000
Goldcorp, Inc.	955,000	37,107,880
IAMGOLD Corp.	266,200	1,973,292
Inmet Mining Corp.	658,400	48,100,526
Kinross Gold Corp.	3,082,400	68,757,997
Major Drilling Group International, Inc. (a)	380,100	19,808,445
Nucor Corp.	200,000	13,548,000
Reliance Steel & Aluminum Co.	60,000	3,591,600
Silver Wheaton Corp. (a)	1,000,000	15,517,241
United States Steel Corp.	110,000	13,955,700
Yamana Gold, Inc.	1,450,000	21,271,186
		367,873,640
TOTAL MATERIALS		723,291,418
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica SA sponsored ADR	164,700	14,248,197
UTILITIES - 2.1%
Electric Utilities - 0.1%
Public Power Corp. of Greece	100,000	4,372,722
Gas Utilities - 0.8%
Energen Corp.	596,491	37,161,389
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	254,700	22,482,369
Reliant Energy, Inc. (a)	764,000	18,068,600
		40,550,969

	Shares	Value
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	509,400	$ 20,472,786
TOTAL UTILITIES		102,557,866
TOTAL COMMON STOCKS (Cost $5,062,297,364)		4,915,392,827
Money Market Funds - 2.0%

Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c) (Cost $97,749,000)	97,749,000	97,749,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,160,046,364)		5,013,141,827
NET OTHER ASSETS - (1.3)%		(64,471,803)
NET ASSETS - 100%		$ 4,948,670,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,808,418
Fidelity Securities Lending Cash Central Fund	928,863
Total	$ 2,737,281
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Liberty International Acquisition Co.	$ -	$ 56,509,557	$ -	$ -	$ 58,279,939
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.6%
Canada	7.4%
Bermuda	3.3%
Cayman Islands	3.2%
Brazil	1.9%
Finland	1.9%
Australia	1.1%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $94,718,155) - See accompanying schedule: Unaffiliated issuers (cost $5,005,787,807)	$ 4,857,112,888
Fidelity Central Funds (cost $97,749,000)	97,749,000
Other affiliated issuers (cost $56,509,557)	58,279,939
Total Investments (cost $5,160,046,364)		$ 5,013,141,827
Cash		1,099,036
Foreign currency held at value (cost $13,885,907)		13,885,964
Receivable for investments sold		95,862,323
Receivable for fund shares sold		510,940
Dividends receivable		5,182,311
Distributions receivable from Fidelity Central Funds		224,117
Prepaid expenses		32,604
Other receivables		190,010
Total assets		5,130,129,132

Liabilities
Payable for investments purchased	$ 71,456,670
Payable for fund shares redeemed	3,589,608
Accrued management fee	2,336,340
Distribution fees payable	91,418
Notes payable to affiliates	5,830,722
Other affiliated payables	217,815
Other payables and accrued expenses	187,535
Collateral on securities loaned, at value	97,749,000
Total liabilities		181,459,108

Net Assets		$ 4,948,670,024
Net Assets consist of:
Paid in capital		$ 4,961,985,973
Undistributed net investment income		7,612,347
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		125,937,867
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(146,866,163)
Net Assets		$ 4,948,670,024

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($4,517,564,409 ÷ 411,916,228 shares)	$ 10.97

Class A: Net Asset Value and redemption price per share ($427,273,813 ÷ 39,934,054 shares)	$ 10.70

Maximum offering price per share (100/94.25 of $10.70)	$ 11.35
Class T: Net Asset Value and redemption price per share ($939,652 ÷ 88,635 shares)	$ 10.60

Maximum offering price per share (100/96.50 of $10.60)	$ 10.98
Class B: Net Asset Value and offering price per share ($498,451 ÷ 47,249 shares)A	$ 10.55

Class C: Net Asset Value and offering price per share ($466,566 ÷ 44,195 shares)A	$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,927,133 ÷ 176,117 shares)	$ 10.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 28,441,956
Interest		715,111
Income from Fidelity Central Funds		2,737,281
Total income		31,894,348

Expenses
Management fee	$ 15,344,064
Transfer agent fees	409,687
Distribution fees	584,509
Accounting and security lending fees	584,823
Custodian fees and expenses	148,107
Independent trustees' compensation	11,386
Appreciation in deferred trustee compensation account	248
Registration fees	27,061
Audit	42,990
Legal	23,786
Interest	62,604
Miscellaneous	25,690
Total expenses before reductions	17,264,955
Expense reductions	(434,475)	16,830,480
Net investment income (loss)		15,063,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	311,871,513
Foreign currency transactions	69,117
Total net realized gain (loss)		311,940,630
Change in net unrealized appreciation (depreciation) on: Investment securities	(957,518,857)
Assets and liabilities in foreign currencies	13,126
Total change in net unrealized appreciation (depreciation)		(957,505,731)
Net gain (loss)		(645,565,101)
Net increase (decrease) in net assets resulting from operations		$ (630,501,233)

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,063,868	$ 48,840,366
Net realized gain (loss)	311,940,630	700,634,489
Change in net unrealized appreciation (depreciation)	(957,505,731)	248,754,142
Net increase (decrease) in net assets resulting from operations	(630,501,233)	998,228,997
Distributions to shareholders from net investment income	(43,055,683)	(56,633,564)
Distributions to shareholders from net realized gain	(762,330,271)	(319,652,073)
Total distributions	(805,385,954)	(376,285,637)
Share transactions - net increase (decrease)	555,660,378	(200,869,389)
Total increase (decrease) in net assets	(880,226,809)	421,073,971

Net Assets
Beginning of period	5,828,896,833	5,407,822,862
End of period (including undistributed net investment income of $7,612,347 and undistributed net investment income of $37,878,944, respectively)	$ 4,948,670,024	$ 5,828,896,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 12.91	$ 11.91	$ 11.03	$ 10.02	$ 8.40
Income from Investment Operations
Net investment income (loss) E	.04	.12	.14	.19 H	.12	.08
Net realized and unrealized gain (loss)	(1.42)	2.25	1.18	.86	.97	1.63
Total from investment operations	(1.38)	2.37	1.32	1.05	1.09	1.71
Distributions from net investment income	(.11)	(.14)	(.13)	(.17)	(.08)	(.09)
Distributions from net realized gain	(1.91)	(.77)	(.19)	-	-	-
Total distributions	(2.02) J	(.91)	(.32)	(.17)	(.08)	(.09)
Net asset value, end of period	$ 10.97	$ 14.37	$ 12.91	$ 11.91	$ 11.03	$ 10.02
Total Return B,C,D	(11.11)%	19.44%	11.25%	9.51%	10.91%	20.45%
Ratios to Average Net Assets F,I
Expenses before reductions	.59% A	.60%	.61%	.62%	.61%	.62%
Expenses net of fee waivers, if any	.59% A	.60%	.61%	.62%	.61%	.62%
Expenses net of all reductions	.58% A	.59%	.57%	.51%	.55%	.50%
Net investment income (loss)	.58% A	.90%	1.13%	1.68% H	1.13%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,517,564	$ 5,352,895	$ 5,034,751	$ 4,965,789	$ 4,998,159	$ 4,633,668
Portfolio turnover rate G	363% A	200%	184%	244%	212%	349%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share.

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 L	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 12.64	$ 11.66	$ 10.80	$ 9.81	$ 8.25
Income from Investment Operations
Net investment income (loss) F	.01	.07	.08	.13 J	.04	- I
Net realized and unrealized gain (loss)	(1.38)	2.19	1.16	.83	.96	1.59
Total from investment operations	(1.37)	2.26	1.24	.96	1.00	1.59
Distributions from net investment income	(.06)	(.09)	(.07)	(.10)	(.01)	(.03)
Distributions from net realized gain	(1.91)	(.77)	(.19)	-	-	-
Total distributions	(1.97) M	(.86)	(.26)	(.10)	(.01)	(.03)
Net asset value, end of period	$ 10.70	$ 14.04	$ 12.64	$ 11.66	$ 10.80	$ 9.81
Total Return B,C,D,E	(11.28)%	18.90%	10.81%	8.86%	10.20%	19.30%
Ratios to Average Net Assets G,K
Expenses before reductions	.98% A	.99%	1.06%	1.17%	1.34%	1.49%
Expenses net of fee waivers, if any	.98% A	.99%	1.06%	1.17%	1.34%	1.49%
Expenses net of all reductions	.96% A	.98%	1.02%	1.06%	1.27%	1.37%
Net investment income (loss)	.19% A	.51%	.68%	1.14% J	.40%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427,274	$ 471,593	$ 372,010	$ 293,602	$ 216,223	$ 137,691
Portfolio turnover rate H	363%A	200%	184%	244%	212%	349%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Amount represents less than $.01. J Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Class N was renamed Class A on July 12, 2005. M Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	(1.38)	2.19	1.14	.31
Total from investment operations	(1.40)	2.20	1.18	.32
Distributions from net investment income	(.01)	(.09)	(.08)	-
Distributions from net realized gain	(1.91)	(.77)	(.19)	-
Total distributions	(1.91) J	(.86)	(.27)	-
Net asset value, end of period	$ 10.60	$ 13.91	$ 12.57	$ 11.66
Total Return B,C,D	(11.54)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.43%	1.43%	1.33%A
Expenses net of fee waivers, if any	1.42% A	1.43%	1.43%	1.33%A
Expenses net of all reductions	1.40% A	1.42%	1.39%	1.21%A
Net investment income (loss)	(.25)% A	.07%	.31%	.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 940	$ 1,063	$ 434	$ 103
Portfolio turnover rate G	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share.

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	(1.38)	2.18	1.15	.31
Total from investment operations	(1.42)	2.13	1.12	.30
Distributions from net investment income	-	(.04)	(.06)	-
Distributions from net realized gain	(1.86)	(.77)	(.19)	-
Total distributions	(1.86) J	(.81)	(.25)	-
Net asset value, end of period	$ 10.55	$ 13.83	$ 12.51	$ 11.64
Total ReturnB,C,D	(11.73)%	17.92%	9.74%	2.65%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.90% A	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.90% A	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.88% A	1.90%	1.91%	1.74% A
Net investment income (loss)	(.73)% A	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 498	$ 466	$ 284	$ 118
Portfolio turnover rate G	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	(1.37)	2.18	1.15	.31
Total from investment operations	(1.41)	2.13	1.14	.30
Distributions from net investment income	-	(.04)	(.06)	-
Distributions from net realized gain	(1.88)	(.77)	(.19)	-
Total distributions	(1.88) J	(.81)	(.25)	-
Net asset value, end of period	$ 10.56	$ 13.85	$ 12.53	$ 11.64
Total Return B,C,D	(11.68)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.90% A	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.89% A	1.90%	1.82%	1.71% A
Net investment income (loss)	(.73)% A	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467	$ 458	$ 229	$ 103
Portfolio turnover rate G	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.03	.11	.12	.02
Net realized and unrealized gain (loss)	(1.42)	2.23	1.17	.32
Total from investment operations	(1.39)	2.34	1.29	.34
Distributions from net investment income	(.09)	(.14)	(.11)	-
Distributions from net realized gain	(1.91)	(.77)	(.19)	-
Total distributions	(2.00) I	(.91)	(.30)	-
Net asset value, end of period	$ 10.94	$ 14.33	$ 12.90	$ 11.91
Total Return B,C	(11.20)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.74% A	.74%	.78%	.83% A
Expenses net of all reductions	.72% A	.69%	.74%	.71% A
Net investment income (loss)	.43% A	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,927	$ 2,422	$ 114	$ 103
Portfolio turnover rate F	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 218,846,637
Unrealized depreciation	(386,858,873)
Net unrealized appreciation (depreciation)	$ (168,012,236)
Cost for federal income tax purposes	$ 5,181,154,063

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,925,630,301 and $10,106,640,508, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 576,913	$ 4,483
Class T	.25%	.25%	2,600	198
Class B	.75%	.25%	2,484	2,022
Class C	.75%	.25%	2,512	1,619
			$ 584,509	$ 8,322

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,740
Class T	249
Class B*	72
Class C*	25
$ 3,086

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Class O. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 79,582.01
Class A	325,171.14
Class T	1,720.33
Class B	756.30
Class C	779.31
Institutional Class	1,679.15
	$ 409,687

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $113,540 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,753,085	3.76%	$ 62,604

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $7,065 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $928,863.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $428,957 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,793. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 725

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $ 2,527,975, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class O	$ 40,933,327	$ 53,852,598
Class A	2,106,366	2,750,820
Class T	527	4,757
Class B	-	1,145
Class C	-	803
Institutional Class	15,463	23,441
Total	$ 43,055,683	$ 56,633,564
From net realized gain
Class O	$ 696,957,922	$ 296,173,474
Class A	64,779,107	23,268,152
Class T	143,694	41,151
Class B	67,933	23,203
Class C	64,542	17,168
Institutional Class	317,073	128,925
Total	$ 762,330,271	$ 319,652,073

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class O
Shares sold	7,885,737	17,079,006	$ 100,827,048	$ 224,837,373
Reinvestment of distributions	58,139,164	27,086,415	713,948,924	337,496,714
Shares redeemed	(26,557,621)	(61,650,556)	(336,727,410)	(817,739,781)
Net increase (decrease)	39,467,280	(17,485,135)	$ 478,048,562	$ (255,405,694)
Class A
Shares sold	2,642,165	5,644,265	$ 33,028,749	$ 72,699,279
Reinvestment of distributions	5,544,956	2,112,917	66,539,441	25,819,847
Shares redeemed	(1,830,462)	(3,618,757)	(22,500,754)	(46,924,186)
Net increase (decrease)	6,356,659	4,138,425	$ 77,067,436	$ 51,594,940
Class T
Shares sold	15,651	82,917	$ 180,305	$ 1,072,648
Reinvestment of distributions	12,119	3,782	144,221	45,908
Shares redeemed	(15,571)	(44,783)	(179,374)	(586,542)
Net increase (decrease)	12,199	41,916	$ 145,152	$ 532,014
Class B
Shares sold	12,747	16,452	$ 149,048	$ 211,111
Reinvestment of distributions	5,649	1,910	66,997	23,154
Shares redeemed	(4,817)	(7,422)	(53,023)	(95,416)
Net increase (decrease)	13,579	10,940	$ 163,022	$ 138,849
Class C
Shares sold	13,253	19,743	$ 160,423	$ 257,311
Reinvestment of distributions	5,132	1,465	60,914	17,782
Shares redeemed	(7,286)	(6,398)	(79,822)	(82,083)
Net increase (decrease)	11,099	14,810	$ 141,515	$ 193,010
Institutional Class
Shares sold	2,507	189,754	$ 31,944	$ 2,473,211
Reinvestment of distributions	27,031	12,238	331,400	152,366
Shares redeemed	(22,407)	(41,867)	(268,653)	(548,085)
Net increase (decrease)	7,131	160,125	$ 94,691	$ 2,077,492

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	7,301,245,402.99	95.180
Withheld	369,727,258.69	4.820
TOTAL	7,670,972,661.68	100.000
Dennis J. Dirks
Affirmative	7,315,162,274.23	95.362
Withheld	355,810,387.45	4.638
TOTAL	7,670,972,661.68	100.000
Edward C. Johnson 3d
Affirmative	7,279,566,042.90	94.898
Withheld	391,406,618.78	5.102
TOTAL	7,670,972,661.68	100.000
Alan J. Lacy
Affirmative	7,308,976,735.47	95.281
Withheld	361,995,926.21	4.719
TOTAL	7,670,972,661.68	100.000
Ned C. Lautenbach
Affirmative	7,311,645,783.73	95.316
Withheld	359,326,877.95	4.684
TOTAL	7,670,972,661.68	100.000
Joseph Mauriello
Affirmative	7,299,247,385.40	95.154
Withheld	371,725,276.28	4.846
TOTAL	7,670,972,661.68	100.000
Cornelia M. Small
Affirmative	7,304,074,583.68	95.217
Withheld	366,898,078.00	4.783
TOTAL	7,670,972,661.68	100.000
William S. Stavropoulos
Affirmative	7,288,328,101.58	95.012
Withheld	382,644,560.10	4.988
TOTAL	7,670,972,661.68	100.000
David M. Thomas
Affirmative	7,310,154,938.14	95.296
Withheld	360,817,723.54	4.704
TOTAL	7,670,972,661.68	100.000
Michael E. Wiley
Affirmative	7,291,195,796.49	95.049
Withheld	379,776,865.19	4.951
TOTAL	7,670,972,661.68	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Destiny Portfolios to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	5,886,523,798.95	76.738
Against	1,431,969,592.63	18.667
Abstain	340,360,558.94	4.437
Broker Non-Votes	12,118,711.16	0.158
TOTAL	7,670,972,661.68	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIIN-USAN-0508
1.791870.104

(Fidelity Investment logo)(registered trademark)

Fidelity Destiny® Portfolios:
Fidelity® Advisor
Capital Development Fund -
Class O

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com ("search for proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class O
Actual	$ 1,000.00	$ 888.90	$ 2.79
HypotheticalA	$ 1,000.00	$ 1,022.05	$ 2.98
Class A
Actual	$ 1,000.00	$ 887.20	$ 4.62
HypotheticalA	$ 1,000.00	$ 1,020.10	$ 4.95
Class T
Actual	$ 1,000.00	$ 884.60	$ 6.69
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.16
Class B
Actual	$ 1,000.00	$ 882.70	$ 8.94
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Class C
Actual	$ 1,000.00	$ 883.20	$ 8.95
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Institutional Class
Actual	$ 1,000.00	$ 888.00	$ 3.49
Hypothetical A	$ 1,000.00	$ 1,021.30	$ 3.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.59%
Class A	.98%
Class T	1.42%
Class B	1.90%
Class C	1.90%
Institutional Class	.74%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Hess Corp.	3.5	0.0
The Mosaic Co.	3.0	0.0
Hewlett-Packard Co.	2.4	3.9
NIKE, Inc. Class B	2.3	0.0
McDonald's Corp.	2.3	0.0
Nokia Corp. sponsored ADR	1.9	0.0
ConocoPhillips	1.8	0.0
Goldman Sachs Group, Inc.	1.7	1.5
Petroleo Brasileiro SA - Petrobras sponsored ADR	1.7	0.0
Anadarko Petroleum Corp.	1.7	0.0
	22.3
Top Five Market Sectors as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	9.2
Energy	18.7	6.7
Materials	14.6	2.5
Consumer Discretionary	11.5	7.9
Industrials	11.4	12.2
Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Stocks 99.3%		Stocks 98.1%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.5%
*Foreign investments	23.4%	**Foreign investments	17.9%

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.2%
Johnson Controls, Inc.	282,000	$ 9,531,600
Automobiles - 0.2%
Daimler AG (d)	128,300	10,976,065
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA unit (a)	200,000	2,735,354
DeVry, Inc.	200,000	8,368,000
		11,103,354
Hotels, Restaurants & Leisure - 2.8%
Bally Technologies, Inc. (a)	200,000	6,868,000
McDonald's Corp.	1,991,900	111,088,263
Yum! Brands, Inc.	509,300	18,951,053
		136,907,316
Household Durables - 0.9%
D.R. Horton, Inc.	850,000	13,387,500
Jarden Corp. (a)	550,000	11,957,000
Whirlpool Corp.	230,000	19,959,400
		45,303,900
Internet & Catalog Retail - 0.9%
Expedia, Inc. (a)	200,000	4,378,000
Priceline.com, Inc. (a)	308,300	37,261,138
		41,639,138
Media - 0.7%
CKX, Inc. (a)	183,080	1,742,922
Focus Media Holding Ltd. ADR (a)(d)	350,000	12,302,500
Omnicom Group, Inc.	20,000	883,600
The DIRECTV Group, Inc. (a)	586,802	14,546,822
The Walt Disney Co.	200,000	6,276,000
		35,751,844
Specialty Retail - 2.4%
Best Buy Co., Inc.	1,120,000	46,435,200
Gamestop Corp. Class A (a)	382,000	19,753,220
Ross Stores, Inc.	956,020	28,642,359
TJX Companies, Inc.	750,000	24,802,500
		119,633,279
Textiles, Apparel & Luxury Goods - 3.2%
NIKE, Inc. Class B	1,691,800	115,042,400
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,344,508	27,172,507
Warnaco Group, Inc. (a)	410,000	16,170,400
		158,385,307
TOTAL CONSUMER DISCRETIONARY		569,231,803
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
PepsiAmericas, Inc.	206,900	5,282,157
Food & Staples Retailing - 0.3%
Kroger Co.	594,100	15,090,140

	Shares	Value
Food Products - 1.3%
Bunge Ltd. (d)	319,700	$ 27,775,536
Chiquita Brands International, Inc. (a)	56,738	1,311,215
Fresh Del Monte Produce, Inc. (a)	1,018,700	37,080,680
		66,167,431
Tobacco - 1.0%
Altria Group, Inc.	918,700	20,395,140
British American Tobacco PLC	256,800	9,727,584
British American Tobacco PLC sponsored ADR	250,000	18,937,500
		49,060,224
TOTAL CONSUMER STAPLES		135,599,952
ENERGY - 18.7%
Energy Equipment & Services - 5.8%
Atwood Oceanics, Inc. (a)	218,900	20,077,508
BJ Services Co.	410,000	11,689,100
Diamond Offshore Drilling, Inc.	103,300	12,024,120
ENSCO International, Inc.	390,000	24,421,800
Helmerich & Payne, Inc.	879,300	41,212,791
Hercules Offshore, Inc. (a)	102,700	2,579,824
Nabors Industries Ltd. (a)	300,000	10,131,000
National Oilwell Varco, Inc. (a)	1,227,190	71,643,352
Patterson-UTI Energy, Inc.	864,000	22,619,520
Rowan Companies, Inc.	130,000	5,353,400
Tidewater, Inc.	509,300	28,067,523
Transocean, Inc. (a)	256,260	34,646,352
Weatherford International Ltd. (a)	50,000	3,623,500
		288,089,790
Oil, Gas & Consumable Fuels - 12.9%
Anadarko Petroleum Corp.	1,303,200	82,140,696
Apache Corp.	300,000	36,246,000
Chesapeake Energy Corp.	629,330	29,043,580
Chevron Corp.	159,800	13,640,528
Cimarex Energy Co.	280,000	15,327,200
ConocoPhillips	1,145,100	87,268,071
Hess Corp.	1,954,300	172,330,175
Hugoton Royalty Trust	100,000	2,758,000
Marathon Oil Corp.	199,300	9,088,080
Occidental Petroleum Corp.	580,300	42,460,551
Petrobank Energy & Resources Ltd. (a)	112,300	5,108,523
Petroleo Brasileiro SA - Petrobras sponsored ADR	809,100	82,617,201
Suncor Energy, Inc.	228,300	22,062,773
Valero Energy Corp.	713,227	35,026,578
		635,117,956
TOTAL ENERGY		923,207,746
FINANCIALS - 22.1%
Capital Markets - 5.2%
Bank of New York Mellon Corp.	100,000	4,173,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GLG Partners, Inc. (d)	3,931,538	$ 46,667,356
GLG Partners, Inc. warrants 12/28/11 (a)	4,063,900	18,368,828
Goldman Sachs Group, Inc.	516,747	85,464,786
Lehman Brothers Holdings, Inc.	1,352,789	50,918,978
Morgan Stanley	500,000	22,850,000
State Street Corp.	337,500	26,662,500
		255,105,448
Commercial Banks - 1.4%
Bank of Nova Scotia	254,700	11,549,079
BB&T Corp.	200,000	6,412,000
U.S. Bancorp, Delaware	217,400	7,035,064
Wachovia Corp.	380,000	10,260,000
Wells Fargo & Co.	1,130,000	32,883,000
		68,139,143
Diversified Financial Services - 7.2%
Bank of America Corp.	1,700,000	64,447,000
Bolsa de Mercadorias & Futuros - BM&F SA	500,000	4,504,787
CME Group, Inc.	7,000	3,283,700
Deutsche Boerse AG	78,900	12,707,994
GHL Acquisition Corp. unit	1,129,580	10,900,447
JPMorgan Chase & Co.	1,720,000	73,874,000
Leucadia National Corp.	509,300	23,030,546
Liberty Acquisition Holdings Corp.:
unit	3,793,900	39,456,560
warrants 12/12/13 (a)	393,500	834,220
Liberty International Acquisition Co. (e)	4,125,000	58,279,939
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	4,232,621
Sapphire Industrials Corp. unit	5,000,000	48,050,000
Trian Acquisition I Corp. unit	1,500,000	14,850,000
		358,451,814
Insurance - 7.5%
ACE Ltd.	382,000	21,032,920
Allied World Assurance Co. Holdings Ltd.	264,200	10,488,740
Allstate Corp.	234,700	11,279,682
American International Group, Inc.	908,331	39,285,316
Aspen Insurance Holdings Ltd.	559,300	14,754,334
Assurant, Inc.	150,000	9,129,000
Axis Capital Holdings Ltd.	545,200	18,525,896
Berkshire Hathaway, Inc. Class A (a)	316	42,154,400
Endurance Specialty Holdings Ltd.	580,900	21,260,940
Everest Re Group Ltd.	152,800	13,680,184
Hartford Financial Services Group, Inc.	104,700	7,933,119
Max Capital Group Ltd.	814,900	21,342,231
MetLife, Inc.	232,000	13,980,320
Montpelier Re Holdings Ltd.	506,466	8,128,779
Navigators Group, Inc. (a)	82,766	4,502,470
Platinum Underwriters Holdings Ltd.	553,967	17,981,769

	Shares	Value
Prudential Financial, Inc.	84,700	$ 6,627,775
The Chubb Corp.	607,400	30,054,152
The Travelers Companies, Inc.	738,500	35,337,225
Unum Group	743,300	16,360,033
Zurich Financial Services AG (Reg.)	20,000	6,298,142
		370,137,427
Real Estate Management & Development - 0.7%
Black Earth Farming Ltd. unit	900,950	9,324,250
The St. Joe Co. (d)	619,400	26,590,842
		35,915,092
Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	100,000	2,716,000
MGIC Investment Corp.	222,800	2,346,084
Washington Mutual, Inc.	132,700	1,366,810
		6,428,894
TOTAL FINANCIALS		1,094,177,818
HEALTH CARE - 6.1%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	370,000	22,825,300
CSL Ltd.	690,000	23,278,934
		46,104,234
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	139,424	11,969,550
Inverness Medical Innovations, Inc. (a)	663,515	19,971,802
Philip Morris International, Inc. (a)	918,700	46,467,846
		78,409,198
Health Care Providers & Services - 1.9%
Aetna, Inc.	509,300	21,436,437
Express Scripts, Inc. (a)	202,800	13,044,096
Humana, Inc. (a)	100,000	4,486,000
Medco Health Solutions, Inc. (a)	1,271,400	55,674,606
		94,641,139
Life Sciences Tools & Services - 0.9%
Applera Corp. - Applied Biosystems Group	100,000	3,286,000
Charles River Laboratories International, Inc. (a)	523,403	30,849,373
Invitrogen Corp. (a)	100,000	8,547,000
		42,682,373
Pharmaceuticals - 0.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	609,300	28,143,567
XenoPort, Inc. (a)	329,447	13,332,720
		41,476,287
TOTAL HEALTH CARE		303,313,231
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.4%
Aerospace & Defense - 5.1%
Goodrich Corp.	204,700	$ 11,772,297
Honeywell International, Inc.	631,900	35,651,798
L-3 Communications Holdings, Inc.	665,681	72,785,561
Lockheed Martin Corp.	332,522	33,019,435
Northrop Grumman Corp.	344,700	26,821,107
Raytheon Co.	406,937	26,292,200
United Technologies Corp.	680,000	46,797,600
		253,139,998
Commercial Services & Supplies - 0.3%
GeoEye, Inc. (a)	350,000	9,096,500
Manpower, Inc.	100,000	5,626,000
		14,722,500
Electrical Equipment - 0.2%
JA Solar Holdings Co. Ltd. ADR	550,000	10,230,000
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	254,700	13,962,654
Machinery - 2.9%
AGCO Corp. (a)	200,000	11,976,000
Cummins, Inc.	407,400	19,074,468
Deere & Co.	939,600	75,581,424
Eaton Corp.	127,300	10,141,991
Ingersoll-Rand Co. Ltd. Class A	150,000	6,687,000
Manitowoc Co., Inc.	100,000	4,080,000
Parker Hannifin Corp.	229,200	15,876,684
		143,417,567
Marine - 0.6%
Excel Maritime Carriers Ltd.	100,000	2,935,000
Genco Shipping & Trading Ltd.	234,140	13,212,520
Kirby Corp. (a)	254,700	14,517,900
Navios Maritime Holdings, Inc. warrants 12/9/08 (a)	240,250	1,117,163
OceanFreight, Inc.	7,676	168,028
		31,950,611
Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	400,000	36,888,000
Norfolk Southern Corp.	650,000	35,308,000
Union Pacific Corp.	204,700	25,665,286
		97,861,286
TOTAL INDUSTRIALS		565,284,616
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.3%
Juniper Networks, Inc. (a)	816,800	20,420,000
Nokia Corp. sponsored ADR	2,879,600	91,657,668
		112,077,668
Computers & Peripherals - 4.5%
Hewlett-Packard Co.	2,618,000	119,537,880
International Business Machines Corp.	396,500	45,653,010

	Shares	Value
NCR Corp. (a)	536,560	$ 12,249,665
Seagate Technology	1,350,000	28,269,000
Western Digital Corp. (a)	514,400	13,909,376
		219,618,931
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. (a)	200,000	6,546,000
Internet Software & Services - 0.4%
Open Text Corp. (a)	428,300	13,550,734
Yahoo!, Inc. (a)	277,200	8,019,396
		21,570,130
IT Services - 0.3%
Satyam Computer Services Ltd. sponsored ADR	25,000	564,750
Visa, Inc.	211,900	13,214,084
		13,778,834
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV (NY Shares)	600,000	14,886,000
Mattson Technology, Inc. (a)	200,000	1,218,000
		16,104,000
Software - 1.9%
Activision, Inc. (a)	970,493	26,504,164
Oracle Corp. (a)	2,646,700	51,769,452
Ubisoft Entertainment SA (a)	191,667	16,511,001
		94,784,617
TOTAL INFORMATION TECHNOLOGY		484,480,180
MATERIALS - 14.6%
Chemicals - 7.2%
Agrium, Inc.	418,300	25,979,747
Celanese Corp. Class A	405,500	15,834,775
CF Industries Holdings, Inc.	228,743	23,702,350
Chemtura Corp.	1,500,000	11,010,000
Fertilizantes Fosfatados SA (PN)	60,400	2,830,691
K&S AG	52,900	17,312,031
Monsanto Co.	238,500	26,592,750
Neo Material Technologies, Inc. (a)	3,110,600	11,574,607
OM Group, Inc. (a)	380,000	20,725,200
Potash Corp. of Saskatchewan, Inc.	120,000	18,625,200
Terra Industries, Inc. (a)	520,000	18,475,600
The Mosaic Co. (a)	1,445,401	148,298,143
Yara International ASA	250,000	14,456,684
		355,417,778
Metals & Mining - 7.4%
Agnico-Eagle Mines Ltd.	356,400	24,169,655
AK Steel Holding Corp.	132,000	7,183,440
Barrick Gold Corp.	181,100	7,917,171
BHP Billiton Ltd. sponsored ADR	432,000	28,447,200
Eldorado Gold Corp. (a)	500,000	3,448,276
First Quantum Minerals Ltd.	250,000	20,270,797
Freeport-McMoRan Copper & Gold, Inc. Class B	254,700	24,507,234
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Gold Fields Ltd. sponsored ADR	600,000	$ 8,298,000
Goldcorp, Inc.	955,000	37,107,880
IAMGOLD Corp.	266,200	1,973,292
Inmet Mining Corp.	658,400	48,100,526
Kinross Gold Corp.	3,082,400	68,757,997
Major Drilling Group International, Inc. (a)	380,100	19,808,445
Nucor Corp.	200,000	13,548,000
Reliance Steel & Aluminum Co.	60,000	3,591,600
Silver Wheaton Corp. (a)	1,000,000	15,517,241
United States Steel Corp.	110,000	13,955,700
Yamana Gold, Inc.	1,450,000	21,271,186
		367,873,640
TOTAL MATERIALS		723,291,418
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica SA sponsored ADR	164,700	14,248,197
UTILITIES - 2.1%
Electric Utilities - 0.1%
Public Power Corp. of Greece	100,000	4,372,722
Gas Utilities - 0.8%
Energen Corp.	596,491	37,161,389
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	254,700	22,482,369
Reliant Energy, Inc. (a)	764,000	18,068,600
		40,550,969

	Shares	Value
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	509,400	$ 20,472,786
TOTAL UTILITIES		102,557,866
TOTAL COMMON STOCKS (Cost $5,062,297,364)		4,915,392,827
Money Market Funds - 2.0%

Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c) (Cost $97,749,000)	97,749,000	97,749,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,160,046,364)		5,013,141,827
NET OTHER ASSETS - (1.3)%		(64,471,803)
NET ASSETS - 100%		$ 4,948,670,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,808,418
Fidelity Securities Lending Cash Central Fund	928,863
Total	$ 2,737,281
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Liberty International Acquisition Co.	$ -	$ 56,509,557	$ -	$ -	$ 58,279,939
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.6%
Canada	7.4%
Bermuda	3.3%
Cayman Islands	3.2%
Brazil	1.9%
Finland	1.9%
Australia	1.1%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $94,718,155) - See accompanying schedule: Unaffiliated issuers (cost $5,005,787,807)	$ 4,857,112,888
Fidelity Central Funds (cost $97,749,000)	97,749,000
Other affiliated issuers (cost $56,509,557)	58,279,939
Total Investments (cost $5,160,046,364)		$ 5,013,141,827
Cash		1,099,036
Foreign currency held at value (cost $13,885,907)		13,885,964
Receivable for investments sold		95,862,323
Receivable for fund shares sold		510,940
Dividends receivable		5,182,311
Distributions receivable from Fidelity Central Funds		224,117
Prepaid expenses		32,604
Other receivables		190,010
Total assets		5,130,129,132

Liabilities
Payable for investments purchased	$ 71,456,670
Payable for fund shares redeemed	3,589,608
Accrued management fee	2,336,340
Distribution fees payable	91,418
Notes payable to affiliates	5,830,722
Other affiliated payables	217,815
Other payables and accrued expenses	187,535
Collateral on securities loaned, at value	97,749,000
Total liabilities		181,459,108

Net Assets		$ 4,948,670,024
Net Assets consist of:
Paid in capital		$ 4,961,985,973
Undistributed net investment income		7,612,347
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		125,937,867
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(146,866,163)
Net Assets		$ 4,948,670,024

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($4,517,564,409 ÷ 411,916,228 shares)	$ 10.97

Class A: Net Asset Value and redemption price per share ($427,273,813 ÷ 39,934,054 shares)	$ 10.70

Maximum offering price per share (100/94.25 of $10.70)	$ 11.35
Class T: Net Asset Value and redemption price per share ($939,652 ÷ 88,635 shares)	$ 10.60

Maximum offering price per share (100/96.50 of $10.60)	$ 10.98
Class B: Net Asset Value and offering price per share ($498,451 ÷ 47,249 shares)A	$ 10.55

Class C: Net Asset Value and offering price per share ($466,566 ÷ 44,195 shares)A	$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,927,133 ÷ 176,117 shares)	$ 10.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 28,441,956
Interest		715,111
Income from Fidelity Central Funds		2,737,281
Total income		31,894,348

Expenses
Management fee	$ 15,344,064
Transfer agent fees	409,687
Distribution fees	584,509
Accounting and security lending fees	584,823
Custodian fees and expenses	148,107
Independent trustees' compensation	11,386
Appreciation in deferred trustee compensation account	248
Registration fees	27,061
Audit	42,990
Legal	23,786
Interest	62,604
Miscellaneous	25,690
Total expenses before reductions	17,264,955
Expense reductions	(434,475)	16,830,480
Net investment income (loss)		15,063,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	311,871,513
Foreign currency transactions	69,117
Total net realized gain (loss)		311,940,630
Change in net unrealized appreciation (depreciation) on: Investment securities	(957,518,857)
Assets and liabilities in foreign currencies	13,126
Total change in net unrealized appreciation (depreciation)		(957,505,731)
Net gain (loss)		(645,565,101)
Net increase (decrease) in net assets resulting from operations		$ (630,501,233)

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,063,868	$ 48,840,366
Net realized gain (loss)	311,940,630	700,634,489
Change in net unrealized appreciation (depreciation)	(957,505,731)	248,754,142
Net increase (decrease) in net assets resulting from operations	(630,501,233)	998,228,997
Distributions to shareholders from net investment income	(43,055,683)	(56,633,564)
Distributions to shareholders from net realized gain	(762,330,271)	(319,652,073)
Total distributions	(805,385,954)	(376,285,637)
Share transactions - net increase (decrease)	555,660,378	(200,869,389)
Total increase (decrease) in net assets	(880,226,809)	421,073,971

Net Assets
Beginning of period	5,828,896,833	5,407,822,862
End of period (including undistributed net investment income of $7,612,347 and undistributed net investment income of $37,878,944, respectively)	$ 4,948,670,024	$ 5,828,896,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 12.91	$ 11.91	$ 11.03	$ 10.02	$ 8.40
Income from Investment Operations
Net investment income (loss) E	.04	.12	.14	.19 H	.12	.08
Net realized and unrealized gain (loss)	(1.42)	2.25	1.18	.86	.97	1.63
Total from investment operations	(1.38)	2.37	1.32	1.05	1.09	1.71
Distributions from net investment income	(.11)	(.14)	(.13)	(.17)	(.08)	(.09)
Distributions from net realized gain	(1.91)	(.77)	(.19)	-	-	-
Total distributions	(2.02) J	(.91)	(.32)	(.17)	(.08)	(.09)
Net asset value, end of period	$ 10.97	$ 14.37	$ 12.91	$ 11.91	$ 11.03	$ 10.02
Total Return B,C,D	(11.11)%	19.44%	11.25%	9.51%	10.91%	20.45%
Ratios to Average Net Assets F,I
Expenses before reductions	.59% A	.60%	.61%	.62%	.61%	.62%
Expenses net of fee waivers, if any	.59% A	.60%	.61%	.62%	.61%	.62%
Expenses net of all reductions	.58% A	.59%	.57%	.51%	.55%	.50%
Net investment income (loss)	.58% A	.90%	1.13%	1.68% H	1.13%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,517,564	$ 5,352,895	$ 5,034,751	$ 4,965,789	$ 4,998,159	$ 4,633,668
Portfolio turnover rate G	363% A	200%	184%	244%	212%	349%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share.

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 L	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 12.64	$ 11.66	$ 10.80	$ 9.81	$ 8.25
Income from Investment Operations
Net investment income (loss) F	.01	.07	.08	.13 J	.04	- I
Net realized and unrealized gain (loss)	(1.38)	2.19	1.16	.83	.96	1.59
Total from investment operations	(1.37)	2.26	1.24	.96	1.00	1.59
Distributions from net investment income	(.06)	(.09)	(.07)	(.10)	(.01)	(.03)
Distributions from net realized gain	(1.91)	(.77)	(.19)	-	-	-
Total distributions	(1.97) M	(.86)	(.26)	(.10)	(.01)	(.03)
Net asset value, end of period	$ 10.70	$ 14.04	$ 12.64	$ 11.66	$ 10.80	$ 9.81
Total Return B,C,D,E	(11.28)%	18.90%	10.81%	8.86%	10.20%	19.30%
Ratios to Average Net Assets G,K
Expenses before reductions	.98% A	.99%	1.06%	1.17%	1.34%	1.49%
Expenses net of fee waivers, if any	.98% A	.99%	1.06%	1.17%	1.34%	1.49%
Expenses net of all reductions	.96% A	.98%	1.02%	1.06%	1.27%	1.37%
Net investment income (loss)	.19% A	.51%	.68%	1.14% J	.40%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427,274	$ 471,593	$ 372,010	$ 293,602	$ 216,223	$ 137,691
Portfolio turnover rate H	363%A	200%	184%	244%	212%	349%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Amount represents less than $.01. J Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Class N was renamed Class A on July 12, 2005. M Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	(1.38)	2.19	1.14	.31
Total from investment operations	(1.40)	2.20	1.18	.32
Distributions from net investment income	(.01)	(.09)	(.08)	-
Distributions from net realized gain	(1.91)	(.77)	(.19)	-
Total distributions	(1.91) J	(.86)	(.27)	-
Net asset value, end of period	$ 10.60	$ 13.91	$ 12.57	$ 11.66
Total Return B,C,D	(11.54)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.43%	1.43%	1.33%A
Expenses net of fee waivers, if any	1.42% A	1.43%	1.43%	1.33%A
Expenses net of all reductions	1.40% A	1.42%	1.39%	1.21%A
Net investment income (loss)	(.25)% A	.07%	.31%	.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 940	$ 1,063	$ 434	$ 103
Portfolio turnover rate G	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share.

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	(1.38)	2.18	1.15	.31
Total from investment operations	(1.42)	2.13	1.12	.30
Distributions from net investment income	-	(.04)	(.06)	-
Distributions from net realized gain	(1.86)	(.77)	(.19)	-
Total distributions	(1.86) J	(.81)	(.25)	-
Net asset value, end of period	$ 10.55	$ 13.83	$ 12.51	$ 11.64
Total ReturnB,C,D	(11.73)%	17.92%	9.74%	2.65%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.90% A	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.90% A	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.88% A	1.90%	1.91%	1.74% A
Net investment income (loss)	(.73)% A	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 498	$ 466	$ 284	$ 118
Portfolio turnover rate G	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	(1.37)	2.18	1.15	.31
Total from investment operations	(1.41)	2.13	1.14	.30
Distributions from net investment income	-	(.04)	(.06)	-
Distributions from net realized gain	(1.88)	(.77)	(.19)	-
Total distributions	(1.88) J	(.81)	(.25)	-
Net asset value, end of period	$ 10.56	$ 13.85	$ 12.53	$ 11.64
Total Return B,C,D	(11.68)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.90% A	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.89% A	1.90%	1.82%	1.71% A
Net investment income (loss)	(.73)% A	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467	$ 458	$ 229	$ 103
Portfolio turnover rate G	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.03	.11	.12	.02
Net realized and unrealized gain (loss)	(1.42)	2.23	1.17	.32
Total from investment operations	(1.39)	2.34	1.29	.34
Distributions from net investment income	(.09)	(.14)	(.11)	-
Distributions from net realized gain	(1.91)	(.77)	(.19)	-
Total distributions	(2.00) I	(.91)	(.30)	-
Net asset value, end of period	$ 10.94	$ 14.33	$ 12.90	$ 11.91
Total Return B,C	(11.20)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.74% A	.74%	.78%	.83% A
Expenses net of all reductions	.72% A	.69%	.74%	.71% A
Net investment income (loss)	.43% A	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,927	$ 2,422	$ 114	$ 103
Portfolio turnover rate F	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 218,846,637
Unrealized depreciation	(386,858,873)
Net unrealized appreciation (depreciation)	$ (168,012,236)
Cost for federal income tax purposes	$ 5,181,154,063

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,925,630,301 and $10,106,640,508, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 576,913	$ 4,483
Class T	.25%	.25%	2,600	198
Class B	.75%	.25%	2,484	2,022
Class C	.75%	.25%	2,512	1,619
			$ 584,509	$ 8,322

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,740
Class T	249
Class B*	72
Class C*	25
$ 3,086

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Class O. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 79,582.01
Class A	325,171.14
Class T	1,720.33
Class B	756.30
Class C	779.31
Institutional Class	1,679.15
	$ 409,687

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $113,540 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,753,085	3.76%	$ 62,604

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $7,065 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $928,863.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $428,957 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,793. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 725

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $ 2,527,975, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class O	$ 40,933,327	$ 53,852,598
Class A	2,106,366	2,750,820
Class T	527	4,757
Class B	-	1,145
Class C	-	803
Institutional Class	15,463	23,441
Total	$ 43,055,683	$ 56,633,564
From net realized gain
Class O	$ 696,957,922	$ 296,173,474
Class A	64,779,107	23,268,152
Class T	143,694	41,151
Class B	67,933	23,203
Class C	64,542	17,168
Institutional Class	317,073	128,925
Total	$ 762,330,271	$ 319,652,073

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class O
Shares sold	7,885,737	17,079,006	$ 100,827,048	$ 224,837,373
Reinvestment of distributions	58,139,164	27,086,415	713,948,924	337,496,714
Shares redeemed	(26,557,621)	(61,650,556)	(336,727,410)	(817,739,781)
Net increase (decrease)	39,467,280	(17,485,135)	$ 478,048,562	$ (255,405,694)
Class A
Shares sold	2,642,165	5,644,265	$ 33,028,749	$ 72,699,279
Reinvestment of distributions	5,544,956	2,112,917	66,539,441	25,819,847
Shares redeemed	(1,830,462)	(3,618,757)	(22,500,754)	(46,924,186)
Net increase (decrease)	6,356,659	4,138,425	$ 77,067,436	$ 51,594,940
Class T
Shares sold	15,651	82,917	$ 180,305	$ 1,072,648
Reinvestment of distributions	12,119	3,782	144,221	45,908
Shares redeemed	(15,571)	(44,783)	(179,374)	(586,542)
Net increase (decrease)	12,199	41,916	$ 145,152	$ 532,014
Class B
Shares sold	12,747	16,452	$ 149,048	$ 211,111
Reinvestment of distributions	5,649	1,910	66,997	23,154
Shares redeemed	(4,817)	(7,422)	(53,023)	(95,416)
Net increase (decrease)	13,579	10,940	$ 163,022	$ 138,849
Class C
Shares sold	13,253	19,743	$ 160,423	$ 257,311
Reinvestment of distributions	5,132	1,465	60,914	17,782
Shares redeemed	(7,286)	(6,398)	(79,822)	(82,083)
Net increase (decrease)	11,099	14,810	$ 141,515	$ 193,010
Institutional Class
Shares sold	2,507	189,754	$ 31,944	$ 2,473,211
Reinvestment of distributions	27,031	12,238	331,400	152,366
Shares redeemed	(22,407)	(41,867)	(268,653)	(548,085)
Net increase (decrease)	7,131	160,125	$ 94,691	$ 2,077,492

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	7,301,245,402.99	95.180
Withheld	369,727,258.69	4.820
TOTAL	7,670,972,661.68	100.000
Dennis J. Dirks
Affirmative	7,315,162,274.23	95.362
Withheld	355,810,387.45	4.638
TOTAL	7,670,972,661.68	100.000
Edward C. Johnson 3d
Affirmative	7,279,566,042.90	94.898
Withheld	391,406,618.78	5.102
TOTAL	7,670,972,661.68	100.000
Alan J. Lacy
Affirmative	7,308,976,735.47	95.281
Withheld	361,995,926.21	4.719
TOTAL	7,670,972,661.68	100.000
Ned C. Lautenbach
Affirmative	7,311,645,783.73	95.316
Withheld	359,326,877.95	4.684
TOTAL	7,670,972,661.68	100.000
Joseph Mauriello
Affirmative	7,299,247,385.40	95.154
Withheld	371,725,276.28	4.846
TOTAL	7,670,972,661.68	100.000
Cornelia M. Small
Affirmative	7,304,074,583.68	95.217
Withheld	366,898,078.00	4.783
TOTAL	7,670,972,661.68	100.000
William S. Stavropoulos
Affirmative	7,288,328,101.58	95.012
Withheld	382,644,560.10	4.988
TOTAL	7,670,972,661.68	100.000
David M. Thomas
Affirmative	7,310,154,938.14	95.296
Withheld	360,817,723.54	4.704
TOTAL	7,670,972,661.68	100.000
Michael E. Wiley
Affirmative	7,291,195,796.49	95.049
Withheld	379,776,865.19	4.951
TOTAL	7,670,972,661.68	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Destiny Portfolios to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	5,886,523,798.95	76.738
Against	1,431,969,592.63	18.667
Abstain	340,360,558.94	4.437
Broker Non-Votes	12,118,711.16	0.158
TOTAL	7,670,972,661.68	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIIO-USAN-0508
1.791868.104

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
Capital Development Fund -
Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com ("search for proxy voting guidelines"), or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class O
Actual	$ 1,000.00	$ 888.90	$ 2.79
HypotheticalA	$ 1,000.00	$ 1,022.05	$ 2.98
Class A
Actual	$ 1,000.00	$ 887.20	$ 4.62
HypotheticalA	$ 1,000.00	$ 1,020.10	$ 4.95
Class T
Actual	$ 1,000.00	$ 884.60	$ 6.69
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.16
Class B
Actual	$ 1,000.00	$ 882.70	$ 8.94
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Class C
Actual	$ 1,000.00	$ 883.20	$ 8.95
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Institutional Class
Actual	$ 1,000.00	$ 888.00	$ 3.49
Hypothetical A	$ 1,000.00	$ 1,021.30	$ 3.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.59%
Class A	.98%
Class T	1.42%
Class B	1.90%
Class C	1.90%
Institutional Class	.74%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Hess Corp.	3.5	0.0
The Mosaic Co.	3.0	0.0
Hewlett-Packard Co.	2.4	3.9
NIKE, Inc. Class B	2.3	0.0
McDonald's Corp.	2.3	0.0
Nokia Corp. sponsored ADR	1.9	0.0
ConocoPhillips	1.8	0.0
Goldman Sachs Group, Inc.	1.7	1.5
Petroleo Brasileiro SA - Petrobras sponsored ADR	1.7	0.0
Anadarko Petroleum Corp.	1.7	0.0
	22.3
Top Five Market Sectors as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	9.2
Energy	18.7	6.7
Materials	14.6	2.5
Consumer Discretionary	11.5	7.9
Industrials	11.4	12.2
Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Stocks 99.3%		Stocks 98.1%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.5%
*Foreign investments	23.4%	**Foreign investments	17.9%

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.2%
Johnson Controls, Inc.	282,000	$ 9,531,600
Automobiles - 0.2%
Daimler AG (d)	128,300	10,976,065
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA unit (a)	200,000	2,735,354
DeVry, Inc.	200,000	8,368,000
		11,103,354
Hotels, Restaurants & Leisure - 2.8%
Bally Technologies, Inc. (a)	200,000	6,868,000
McDonald's Corp.	1,991,900	111,088,263
Yum! Brands, Inc.	509,300	18,951,053
		136,907,316
Household Durables - 0.9%
D.R. Horton, Inc.	850,000	13,387,500
Jarden Corp. (a)	550,000	11,957,000
Whirlpool Corp.	230,000	19,959,400
		45,303,900
Internet & Catalog Retail - 0.9%
Expedia, Inc. (a)	200,000	4,378,000
Priceline.com, Inc. (a)	308,300	37,261,138
		41,639,138
Media - 0.7%
CKX, Inc. (a)	183,080	1,742,922
Focus Media Holding Ltd. ADR (a)(d)	350,000	12,302,500
Omnicom Group, Inc.	20,000	883,600
The DIRECTV Group, Inc. (a)	586,802	14,546,822
The Walt Disney Co.	200,000	6,276,000
		35,751,844
Specialty Retail - 2.4%
Best Buy Co., Inc.	1,120,000	46,435,200
Gamestop Corp. Class A (a)	382,000	19,753,220
Ross Stores, Inc.	956,020	28,642,359
TJX Companies, Inc.	750,000	24,802,500
		119,633,279
Textiles, Apparel & Luxury Goods - 3.2%
NIKE, Inc. Class B	1,691,800	115,042,400
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,344,508	27,172,507
Warnaco Group, Inc. (a)	410,000	16,170,400
		158,385,307
TOTAL CONSUMER DISCRETIONARY		569,231,803
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
PepsiAmericas, Inc.	206,900	5,282,157
Food & Staples Retailing - 0.3%
Kroger Co.	594,100	15,090,140

	Shares	Value
Food Products - 1.3%
Bunge Ltd. (d)	319,700	$ 27,775,536
Chiquita Brands International, Inc. (a)	56,738	1,311,215
Fresh Del Monte Produce, Inc. (a)	1,018,700	37,080,680
		66,167,431
Tobacco - 1.0%
Altria Group, Inc.	918,700	20,395,140
British American Tobacco PLC	256,800	9,727,584
British American Tobacco PLC sponsored ADR	250,000	18,937,500
		49,060,224
TOTAL CONSUMER STAPLES		135,599,952
ENERGY - 18.7%
Energy Equipment & Services - 5.8%
Atwood Oceanics, Inc. (a)	218,900	20,077,508
BJ Services Co.	410,000	11,689,100
Diamond Offshore Drilling, Inc.	103,300	12,024,120
ENSCO International, Inc.	390,000	24,421,800
Helmerich & Payne, Inc.	879,300	41,212,791
Hercules Offshore, Inc. (a)	102,700	2,579,824
Nabors Industries Ltd. (a)	300,000	10,131,000
National Oilwell Varco, Inc. (a)	1,227,190	71,643,352
Patterson-UTI Energy, Inc.	864,000	22,619,520
Rowan Companies, Inc.	130,000	5,353,400
Tidewater, Inc.	509,300	28,067,523
Transocean, Inc. (a)	256,260	34,646,352
Weatherford International Ltd. (a)	50,000	3,623,500
		288,089,790
Oil, Gas & Consumable Fuels - 12.9%
Anadarko Petroleum Corp.	1,303,200	82,140,696
Apache Corp.	300,000	36,246,000
Chesapeake Energy Corp.	629,330	29,043,580
Chevron Corp.	159,800	13,640,528
Cimarex Energy Co.	280,000	15,327,200
ConocoPhillips	1,145,100	87,268,071
Hess Corp.	1,954,300	172,330,175
Hugoton Royalty Trust	100,000	2,758,000
Marathon Oil Corp.	199,300	9,088,080
Occidental Petroleum Corp.	580,300	42,460,551
Petrobank Energy & Resources Ltd. (a)	112,300	5,108,523
Petroleo Brasileiro SA - Petrobras sponsored ADR	809,100	82,617,201
Suncor Energy, Inc.	228,300	22,062,773
Valero Energy Corp.	713,227	35,026,578
		635,117,956
TOTAL ENERGY		923,207,746
FINANCIALS - 22.1%
Capital Markets - 5.2%
Bank of New York Mellon Corp.	100,000	4,173,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GLG Partners, Inc. (d)	3,931,538	$ 46,667,356
GLG Partners, Inc. warrants 12/28/11 (a)	4,063,900	18,368,828
Goldman Sachs Group, Inc.	516,747	85,464,786
Lehman Brothers Holdings, Inc.	1,352,789	50,918,978
Morgan Stanley	500,000	22,850,000
State Street Corp.	337,500	26,662,500
		255,105,448
Commercial Banks - 1.4%
Bank of Nova Scotia	254,700	11,549,079
BB&T Corp.	200,000	6,412,000
U.S. Bancorp, Delaware	217,400	7,035,064
Wachovia Corp.	380,000	10,260,000
Wells Fargo & Co.	1,130,000	32,883,000
		68,139,143
Diversified Financial Services - 7.2%
Bank of America Corp.	1,700,000	64,447,000
Bolsa de Mercadorias & Futuros - BM&F SA	500,000	4,504,787
CME Group, Inc.	7,000	3,283,700
Deutsche Boerse AG	78,900	12,707,994
GHL Acquisition Corp. unit	1,129,580	10,900,447
JPMorgan Chase & Co.	1,720,000	73,874,000
Leucadia National Corp.	509,300	23,030,546
Liberty Acquisition Holdings Corp.:
unit	3,793,900	39,456,560
warrants 12/12/13 (a)	393,500	834,220
Liberty International Acquisition Co. (e)	4,125,000	58,279,939
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	4,232,621
Sapphire Industrials Corp. unit	5,000,000	48,050,000
Trian Acquisition I Corp. unit	1,500,000	14,850,000
		358,451,814
Insurance - 7.5%
ACE Ltd.	382,000	21,032,920
Allied World Assurance Co. Holdings Ltd.	264,200	10,488,740
Allstate Corp.	234,700	11,279,682
American International Group, Inc.	908,331	39,285,316
Aspen Insurance Holdings Ltd.	559,300	14,754,334
Assurant, Inc.	150,000	9,129,000
Axis Capital Holdings Ltd.	545,200	18,525,896
Berkshire Hathaway, Inc. Class A (a)	316	42,154,400
Endurance Specialty Holdings Ltd.	580,900	21,260,940
Everest Re Group Ltd.	152,800	13,680,184
Hartford Financial Services Group, Inc.	104,700	7,933,119
Max Capital Group Ltd.	814,900	21,342,231
MetLife, Inc.	232,000	13,980,320
Montpelier Re Holdings Ltd.	506,466	8,128,779
Navigators Group, Inc. (a)	82,766	4,502,470
Platinum Underwriters Holdings Ltd.	553,967	17,981,769

	Shares	Value
Prudential Financial, Inc.	84,700	$ 6,627,775
The Chubb Corp.	607,400	30,054,152
The Travelers Companies, Inc.	738,500	35,337,225
Unum Group	743,300	16,360,033
Zurich Financial Services AG (Reg.)	20,000	6,298,142
		370,137,427
Real Estate Management & Development - 0.7%
Black Earth Farming Ltd. unit	900,950	9,324,250
The St. Joe Co. (d)	619,400	26,590,842
		35,915,092
Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	100,000	2,716,000
MGIC Investment Corp.	222,800	2,346,084
Washington Mutual, Inc.	132,700	1,366,810
		6,428,894
TOTAL FINANCIALS		1,094,177,818
HEALTH CARE - 6.1%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	370,000	22,825,300
CSL Ltd.	690,000	23,278,934
		46,104,234
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	139,424	11,969,550
Inverness Medical Innovations, Inc. (a)	663,515	19,971,802
Philip Morris International, Inc. (a)	918,700	46,467,846
		78,409,198
Health Care Providers & Services - 1.9%
Aetna, Inc.	509,300	21,436,437
Express Scripts, Inc. (a)	202,800	13,044,096
Humana, Inc. (a)	100,000	4,486,000
Medco Health Solutions, Inc. (a)	1,271,400	55,674,606
		94,641,139
Life Sciences Tools & Services - 0.9%
Applera Corp. - Applied Biosystems Group	100,000	3,286,000
Charles River Laboratories International, Inc. (a)	523,403	30,849,373
Invitrogen Corp. (a)	100,000	8,547,000
		42,682,373
Pharmaceuticals - 0.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	609,300	28,143,567
XenoPort, Inc. (a)	329,447	13,332,720
		41,476,287
TOTAL HEALTH CARE		303,313,231
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.4%
Aerospace & Defense - 5.1%
Goodrich Corp.	204,700	$ 11,772,297
Honeywell International, Inc.	631,900	35,651,798
L-3 Communications Holdings, Inc.	665,681	72,785,561
Lockheed Martin Corp.	332,522	33,019,435
Northrop Grumman Corp.	344,700	26,821,107
Raytheon Co.	406,937	26,292,200
United Technologies Corp.	680,000	46,797,600
		253,139,998
Commercial Services & Supplies - 0.3%
GeoEye, Inc. (a)	350,000	9,096,500
Manpower, Inc.	100,000	5,626,000
		14,722,500
Electrical Equipment - 0.2%
JA Solar Holdings Co. Ltd. ADR	550,000	10,230,000
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	254,700	13,962,654
Machinery - 2.9%
AGCO Corp. (a)	200,000	11,976,000
Cummins, Inc.	407,400	19,074,468
Deere & Co.	939,600	75,581,424
Eaton Corp.	127,300	10,141,991
Ingersoll-Rand Co. Ltd. Class A	150,000	6,687,000
Manitowoc Co., Inc.	100,000	4,080,000
Parker Hannifin Corp.	229,200	15,876,684
		143,417,567
Marine - 0.6%
Excel Maritime Carriers Ltd.	100,000	2,935,000
Genco Shipping & Trading Ltd.	234,140	13,212,520
Kirby Corp. (a)	254,700	14,517,900
Navios Maritime Holdings, Inc. warrants 12/9/08 (a)	240,250	1,117,163
OceanFreight, Inc.	7,676	168,028
		31,950,611
Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	400,000	36,888,000
Norfolk Southern Corp.	650,000	35,308,000
Union Pacific Corp.	204,700	25,665,286
		97,861,286
TOTAL INDUSTRIALS		565,284,616
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.3%
Juniper Networks, Inc. (a)	816,800	20,420,000
Nokia Corp. sponsored ADR	2,879,600	91,657,668
		112,077,668
Computers & Peripherals - 4.5%
Hewlett-Packard Co.	2,618,000	119,537,880
International Business Machines Corp.	396,500	45,653,010

	Shares	Value
NCR Corp. (a)	536,560	$ 12,249,665
Seagate Technology	1,350,000	28,269,000
Western Digital Corp. (a)	514,400	13,909,376
		219,618,931
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. (a)	200,000	6,546,000
Internet Software & Services - 0.4%
Open Text Corp. (a)	428,300	13,550,734
Yahoo!, Inc. (a)	277,200	8,019,396
		21,570,130
IT Services - 0.3%
Satyam Computer Services Ltd. sponsored ADR	25,000	564,750
Visa, Inc.	211,900	13,214,084
		13,778,834
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV (NY Shares)	600,000	14,886,000
Mattson Technology, Inc. (a)	200,000	1,218,000
		16,104,000
Software - 1.9%
Activision, Inc. (a)	970,493	26,504,164
Oracle Corp. (a)	2,646,700	51,769,452
Ubisoft Entertainment SA (a)	191,667	16,511,001
		94,784,617
TOTAL INFORMATION TECHNOLOGY		484,480,180
MATERIALS - 14.6%
Chemicals - 7.2%
Agrium, Inc.	418,300	25,979,747
Celanese Corp. Class A	405,500	15,834,775
CF Industries Holdings, Inc.	228,743	23,702,350
Chemtura Corp.	1,500,000	11,010,000
Fertilizantes Fosfatados SA (PN)	60,400	2,830,691
K&S AG	52,900	17,312,031
Monsanto Co.	238,500	26,592,750
Neo Material Technologies, Inc. (a)	3,110,600	11,574,607
OM Group, Inc. (a)	380,000	20,725,200
Potash Corp. of Saskatchewan, Inc.	120,000	18,625,200
Terra Industries, Inc. (a)	520,000	18,475,600
The Mosaic Co. (a)	1,445,401	148,298,143
Yara International ASA	250,000	14,456,684
		355,417,778
Metals & Mining - 7.4%
Agnico-Eagle Mines Ltd.	356,400	24,169,655
AK Steel Holding Corp.	132,000	7,183,440
Barrick Gold Corp.	181,100	7,917,171
BHP Billiton Ltd. sponsored ADR	432,000	28,447,200
Eldorado Gold Corp. (a)	500,000	3,448,276
First Quantum Minerals Ltd.	250,000	20,270,797
Freeport-McMoRan Copper & Gold, Inc. Class B	254,700	24,507,234
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Gold Fields Ltd. sponsored ADR	600,000	$ 8,298,000
Goldcorp, Inc.	955,000	37,107,880
IAMGOLD Corp.	266,200	1,973,292
Inmet Mining Corp.	658,400	48,100,526
Kinross Gold Corp.	3,082,400	68,757,997
Major Drilling Group International, Inc. (a)	380,100	19,808,445
Nucor Corp.	200,000	13,548,000
Reliance Steel & Aluminum Co.	60,000	3,591,600
Silver Wheaton Corp. (a)	1,000,000	15,517,241
United States Steel Corp.	110,000	13,955,700
Yamana Gold, Inc.	1,450,000	21,271,186
		367,873,640
TOTAL MATERIALS		723,291,418
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica SA sponsored ADR	164,700	14,248,197
UTILITIES - 2.1%
Electric Utilities - 0.1%
Public Power Corp. of Greece	100,000	4,372,722
Gas Utilities - 0.8%
Energen Corp.	596,491	37,161,389
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	254,700	22,482,369
Reliant Energy, Inc. (a)	764,000	18,068,600
		40,550,969

	Shares	Value
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	509,400	$ 20,472,786
TOTAL UTILITIES		102,557,866
TOTAL COMMON STOCKS (Cost $5,062,297,364)		4,915,392,827
Money Market Funds - 2.0%

Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c) (Cost $97,749,000)	97,749,000	97,749,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,160,046,364)		5,013,141,827
NET OTHER ASSETS - (1.3)%		(64,471,803)
NET ASSETS - 100%		$ 4,948,670,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,808,418
Fidelity Securities Lending Cash Central Fund	928,863
Total	$ 2,737,281
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Liberty International Acquisition Co.	$ -	$ 56,509,557	$ -	$ -	$ 58,279,939
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.6%
Canada	7.4%
Bermuda	3.3%
Cayman Islands	3.2%
Brazil	1.9%
Finland	1.9%
Australia	1.1%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $94,718,155) - See accompanying schedule: Unaffiliated issuers (cost $5,005,787,807)	$ 4,857,112,888
Fidelity Central Funds (cost $97,749,000)	97,749,000
Other affiliated issuers (cost $56,509,557)	58,279,939
Total Investments (cost $5,160,046,364)		$ 5,013,141,827
Cash		1,099,036
Foreign currency held at value (cost $13,885,907)		13,885,964
Receivable for investments sold		95,862,323
Receivable for fund shares sold		510,940
Dividends receivable		5,182,311
Distributions receivable from Fidelity Central Funds		224,117
Prepaid expenses		32,604
Other receivables		190,010
Total assets		5,130,129,132

Liabilities
Payable for investments purchased	$ 71,456,670
Payable for fund shares redeemed	3,589,608
Accrued management fee	2,336,340
Distribution fees payable	91,418
Notes payable to affiliates	5,830,722
Other affiliated payables	217,815
Other payables and accrued expenses	187,535
Collateral on securities loaned, at value	97,749,000
Total liabilities		181,459,108

Net Assets		$ 4,948,670,024
Net Assets consist of:
Paid in capital		$ 4,961,985,973
Undistributed net investment income		7,612,347
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		125,937,867
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(146,866,163)
Net Assets		$ 4,948,670,024

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($4,517,564,409 ÷ 411,916,228 shares)	$ 10.97

Class A: Net Asset Value and redemption price per share ($427,273,813 ÷ 39,934,054 shares)	$ 10.70

Maximum offering price per share (100/94.25 of $10.70)	$ 11.35
Class T: Net Asset Value and redemption price per share ($939,652 ÷ 88,635 shares)	$ 10.60

Maximum offering price per share (100/96.50 of $10.60)	$ 10.98
Class B: Net Asset Value and offering price per share ($498,451 ÷ 47,249 shares)A	$ 10.55

Class C: Net Asset Value and offering price per share ($466,566 ÷ 44,195 shares)A	$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,927,133 ÷ 176,117 shares)	$ 10.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 28,441,956
Interest		715,111
Income from Fidelity Central Funds		2,737,281
Total income		31,894,348

Expenses
Management fee	$ 15,344,064
Transfer agent fees	409,687
Distribution fees	584,509
Accounting and security lending fees	584,823
Custodian fees and expenses	148,107
Independent trustees' compensation	11,386
Appreciation in deferred trustee compensation account	248
Registration fees	27,061
Audit	42,990
Legal	23,786
Interest	62,604
Miscellaneous	25,690
Total expenses before reductions	17,264,955
Expense reductions	(434,475)	16,830,480
Net investment income (loss)		15,063,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	311,871,513
Foreign currency transactions	69,117
Total net realized gain (loss)		311,940,630
Change in net unrealized appreciation (depreciation) on: Investment securities	(957,518,857)
Assets and liabilities in foreign currencies	13,126
Total change in net unrealized appreciation (depreciation)		(957,505,731)
Net gain (loss)		(645,565,101)
Net increase (decrease) in net assets resulting from operations		$ (630,501,233)

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,063,868	$ 48,840,366
Net realized gain (loss)	311,940,630	700,634,489
Change in net unrealized appreciation (depreciation)	(957,505,731)	248,754,142
Net increase (decrease) in net assets resulting from operations	(630,501,233)	998,228,997
Distributions to shareholders from net investment income	(43,055,683)	(56,633,564)
Distributions to shareholders from net realized gain	(762,330,271)	(319,652,073)
Total distributions	(805,385,954)	(376,285,637)
Share transactions - net increase (decrease)	555,660,378	(200,869,389)
Total increase (decrease) in net assets	(880,226,809)	421,073,971

Net Assets
Beginning of period	5,828,896,833	5,407,822,862
End of period (including undistributed net investment income of $7,612,347 and undistributed net investment income of $37,878,944, respectively)	$ 4,948,670,024	$ 5,828,896,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 12.91	$ 11.91	$ 11.03	$ 10.02	$ 8.40
Income from Investment Operations
Net investment income (loss) E	.04	.12	.14	.19 H	.12	.08
Net realized and unrealized gain (loss)	(1.42)	2.25	1.18	.86	.97	1.63
Total from investment operations	(1.38)	2.37	1.32	1.05	1.09	1.71
Distributions from net investment income	(.11)	(.14)	(.13)	(.17)	(.08)	(.09)
Distributions from net realized gain	(1.91)	(.77)	(.19)	-	-	-
Total distributions	(2.02) J	(.91)	(.32)	(.17)	(.08)	(.09)
Net asset value, end of period	$ 10.97	$ 14.37	$ 12.91	$ 11.91	$ 11.03	$ 10.02
Total Return B,C,D	(11.11)%	19.44%	11.25%	9.51%	10.91%	20.45%
Ratios to Average Net Assets F,I
Expenses before reductions	.59% A	.60%	.61%	.62%	.61%	.62%
Expenses net of fee waivers, if any	.59% A	.60%	.61%	.62%	.61%	.62%
Expenses net of all reductions	.58% A	.59%	.57%	.51%	.55%	.50%
Net investment income (loss)	.58% A	.90%	1.13%	1.68% H	1.13%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,517,564	$ 5,352,895	$ 5,034,751	$ 4,965,789	$ 4,998,159	$ 4,633,668
Portfolio turnover rate G	363% A	200%	184%	244%	212%	349%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share.

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 L	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 12.64	$ 11.66	$ 10.80	$ 9.81	$ 8.25
Income from Investment Operations
Net investment income (loss) F	.01	.07	.08	.13 J	.04	- I
Net realized and unrealized gain (loss)	(1.38)	2.19	1.16	.83	.96	1.59
Total from investment operations	(1.37)	2.26	1.24	.96	1.00	1.59
Distributions from net investment income	(.06)	(.09)	(.07)	(.10)	(.01)	(.03)
Distributions from net realized gain	(1.91)	(.77)	(.19)	-	-	-
Total distributions	(1.97) M	(.86)	(.26)	(.10)	(.01)	(.03)
Net asset value, end of period	$ 10.70	$ 14.04	$ 12.64	$ 11.66	$ 10.80	$ 9.81
Total Return B,C,D,E	(11.28)%	18.90%	10.81%	8.86%	10.20%	19.30%
Ratios to Average Net Assets G,K
Expenses before reductions	.98% A	.99%	1.06%	1.17%	1.34%	1.49%
Expenses net of fee waivers, if any	.98% A	.99%	1.06%	1.17%	1.34%	1.49%
Expenses net of all reductions	.96% A	.98%	1.02%	1.06%	1.27%	1.37%
Net investment income (loss)	.19% A	.51%	.68%	1.14% J	.40%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427,274	$ 471,593	$ 372,010	$ 293,602	$ 216,223	$ 137,691
Portfolio turnover rate H	363%A	200%	184%	244%	212%	349%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Amount represents less than $.01. J Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Class N was renamed Class A on July 12, 2005. M Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	(1.38)	2.19	1.14	.31
Total from investment operations	(1.40)	2.20	1.18	.32
Distributions from net investment income	(.01)	(.09)	(.08)	-
Distributions from net realized gain	(1.91)	(.77)	(.19)	-
Total distributions	(1.91) J	(.86)	(.27)	-
Net asset value, end of period	$ 10.60	$ 13.91	$ 12.57	$ 11.66
Total Return B,C,D	(11.54)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.43%	1.43%	1.33%A
Expenses net of fee waivers, if any	1.42% A	1.43%	1.43%	1.33%A
Expenses net of all reductions	1.40% A	1.42%	1.39%	1.21%A
Net investment income (loss)	(.25)% A	.07%	.31%	.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 940	$ 1,063	$ 434	$ 103
Portfolio turnover rate G	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share.

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	(1.38)	2.18	1.15	.31
Total from investment operations	(1.42)	2.13	1.12	.30
Distributions from net investment income	-	(.04)	(.06)	-
Distributions from net realized gain	(1.86)	(.77)	(.19)	-
Total distributions	(1.86) J	(.81)	(.25)	-
Net asset value, end of period	$ 10.55	$ 13.83	$ 12.51	$ 11.64
Total ReturnB,C,D	(11.73)%	17.92%	9.74%	2.65%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.90% A	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.90% A	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.88% A	1.90%	1.91%	1.74% A
Net investment income (loss)	(.73)% A	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 498	$ 466	$ 284	$ 118
Portfolio turnover rate G	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	(1.37)	2.18	1.15	.31
Total from investment operations	(1.41)	2.13	1.14	.30
Distributions from net investment income	-	(.04)	(.06)	-
Distributions from net realized gain	(1.88)	(.77)	(.19)	-
Total distributions	(1.88) J	(.81)	(.25)	-
Net asset value, end of period	$ 10.56	$ 13.85	$ 12.53	$ 11.64
Total Return B,C,D	(11.68)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.90% A	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.89% A	1.90%	1.82%	1.71% A
Net investment income (loss)	(.73)% A	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467	$ 458	$ 229	$ 103
Portfolio turnover rate G	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.03	.11	.12	.02
Net realized and unrealized gain (loss)	(1.42)	2.23	1.17	.32
Total from investment operations	(1.39)	2.34	1.29	.34
Distributions from net investment income	(.09)	(.14)	(.11)	-
Distributions from net realized gain	(1.91)	(.77)	(.19)	-
Total distributions	(2.00) I	(.91)	(.30)	-
Net asset value, end of period	$ 10.94	$ 14.33	$ 12.90	$ 11.91
Total Return B,C	(11.20)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.74% A	.74%	.78%	.83% A
Expenses net of all reductions	.72% A	.69%	.74%	.71% A
Net investment income (loss)	.43% A	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,927	$ 2,422	$ 114	$ 103
Portfolio turnover rate F	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 218,846,637
Unrealized depreciation	(386,858,873)
Net unrealized appreciation (depreciation)	$ (168,012,236)
Cost for federal income tax purposes	$ 5,181,154,063

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,925,630,301 and $10,106,640,508, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 576,913	$ 4,483
Class T	.25%	.25%	2,600	198
Class B	.75%	.25%	2,484	2,022
Class C	.75%	.25%	2,512	1,619
			$ 584,509	$ 8,322

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,740
Class T	249
Class B*	72
Class C*	25
$ 3,086

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Class O. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 79,582.01
Class A	325,171.14
Class T	1,720.33
Class B	756.30
Class C	779.31
Institutional Class	1,679.15
	$ 409,687

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $113,540 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,753,085	3.76%	$ 62,604

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $7,065 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $928,863.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $428,957 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,793. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 725

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $ 2,527,975, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class O	$ 40,933,327	$ 53,852,598
Class A	2,106,366	2,750,820
Class T	527	4,757
Class B	-	1,145
Class C	-	803
Institutional Class	15,463	23,441
Total	$ 43,055,683	$ 56,633,564
From net realized gain
Class O	$ 696,957,922	$ 296,173,474
Class A	64,779,107	23,268,152
Class T	143,694	41,151
Class B	67,933	23,203
Class C	64,542	17,168
Institutional Class	317,073	128,925
Total	$ 762,330,271	$ 319,652,073

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class O
Shares sold	7,885,737	17,079,006	$ 100,827,048	$ 224,837,373
Reinvestment of distributions	58,139,164	27,086,415	713,948,924	337,496,714
Shares redeemed	(26,557,621)	(61,650,556)	(336,727,410)	(817,739,781)
Net increase (decrease)	39,467,280	(17,485,135)	$ 478,048,562	$ (255,405,694)
Class A
Shares sold	2,642,165	5,644,265	$ 33,028,749	$ 72,699,279
Reinvestment of distributions	5,544,956	2,112,917	66,539,441	25,819,847
Shares redeemed	(1,830,462)	(3,618,757)	(22,500,754)	(46,924,186)
Net increase (decrease)	6,356,659	4,138,425	$ 77,067,436	$ 51,594,940
Class T
Shares sold	15,651	82,917	$ 180,305	$ 1,072,648
Reinvestment of distributions	12,119	3,782	144,221	45,908
Shares redeemed	(15,571)	(44,783)	(179,374)	(586,542)
Net increase (decrease)	12,199	41,916	$ 145,152	$ 532,014
Class B
Shares sold	12,747	16,452	$ 149,048	$ 211,111
Reinvestment of distributions	5,649	1,910	66,997	23,154
Shares redeemed	(4,817)	(7,422)	(53,023)	(95,416)
Net increase (decrease)	13,579	10,940	$ 163,022	$ 138,849
Class C
Shares sold	13,253	19,743	$ 160,423	$ 257,311
Reinvestment of distributions	5,132	1,465	60,914	17,782
Shares redeemed	(7,286)	(6,398)	(79,822)	(82,083)
Net increase (decrease)	11,099	14,810	$ 141,515	$ 193,010
Institutional Class
Shares sold	2,507	189,754	$ 31,944	$ 2,473,211
Reinvestment of distributions	27,031	12,238	331,400	152,366
Shares redeemed	(22,407)	(41,867)	(268,653)	(548,085)
Net increase (decrease)	7,131	160,125	$ 94,691	$ 2,077,492

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	7,301,245,402.99	95.180
Withheld	369,727,258.69	4.820
TOTAL	7,670,972,661.68	100.000
Dennis J. Dirks
Affirmative	7,315,162,274.23	95.362
Withheld	355,810,387.45	4.638
TOTAL	7,670,972,661.68	100.000
Edward C. Johnson 3d
Affirmative	7,279,566,042.90	94.898
Withheld	391,406,618.78	5.102
TOTAL	7,670,972,661.68	100.000
Alan J. Lacy
Affirmative	7,308,976,735.47	95.281
Withheld	361,995,926.21	4.719
TOTAL	7,670,972,661.68	100.000
Ned C. Lautenbach
Affirmative	7,311,645,783.73	95.316
Withheld	359,326,877.95	4.684
TOTAL	7,670,972,661.68	100.000
Joseph Mauriello
Affirmative	7,299,247,385.40	95.154
Withheld	371,725,276.28	4.846
TOTAL	7,670,972,661.68	100.000
Cornelia M. Small
Affirmative	7,304,074,583.68	95.217
Withheld	366,898,078.00	4.783
TOTAL	7,670,972,661.68	100.000
William S. Stavropoulos
Affirmative	7,288,328,101.58	95.012
Withheld	382,644,560.10	4.988
TOTAL	7,670,972,661.68	100.000
David M. Thomas
Affirmative	7,310,154,938.14	95.296
Withheld	360,817,723.54	4.704
TOTAL	7,670,972,661.68	100.000
Michael E. Wiley
Affirmative	7,291,195,796.49	95.049
Withheld	379,776,865.19	4.951
TOTAL	7,670,972,661.68	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Destiny Portfolios to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	5,886,523,798.95	76.738
Against	1,431,969,592.63	18.667
Abstain	340,360,558.94	4.437
Broker Non-Votes	12,118,711.16	0.158
TOTAL	7,670,972,661.68	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESII-USAN-0508
1.814758.102

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
Capital Development Fund -
Institutional Class

Semiannual Report

March 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com ("search for proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Class O
Actual	$ 1,000.00	$ 888.90	$ 2.79
HypotheticalA	$ 1,000.00	$ 1,022.05	$ 2.98
Class A
Actual	$ 1,000.00	$ 887.20	$ 4.62
HypotheticalA	$ 1,000.00	$ 1,020.10	$ 4.95
Class T
Actual	$ 1,000.00	$ 884.60	$ 6.69
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.16
Class B
Actual	$ 1,000.00	$ 882.70	$ 8.94
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Class C
Actual	$ 1,000.00	$ 883.20	$ 8.95
HypotheticalA	$ 1,000.00	$ 1,015.50	$ 9.57
Institutional Class
Actual	$ 1,000.00	$ 888.00	$ 3.49
Hypothetical A	$ 1,000.00	$ 1,021.30	$ 3.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.59%
Class A	.98%
Class T	1.42%
Class B	1.90%
Class C	1.90%
Institutional Class	.74%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Hess Corp.	3.5	0.0
The Mosaic Co.	3.0	0.0
Hewlett-Packard Co.	2.4	3.9
NIKE, Inc. Class B	2.3	0.0
McDonald's Corp.	2.3	0.0
Nokia Corp. sponsored ADR	1.9	0.0
ConocoPhillips	1.8	0.0
Goldman Sachs Group, Inc.	1.7	1.5
Petroleo Brasileiro SA - Petrobras sponsored ADR	1.7	0.0
Anadarko Petroleum Corp.	1.7	0.0
	22.3
Top Five Market Sectors as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	9.2
Energy	18.7	6.7
Materials	14.6	2.5
Consumer Discretionary	11.5	7.9
Industrials	11.4	12.2
Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Stocks 99.3%		Stocks 98.1%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.5%
*Foreign investments	23.4%	**Foreign investments	17.9%

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.2%
Johnson Controls, Inc.	282,000	$ 9,531,600
Automobiles - 0.2%
Daimler AG (d)	128,300	10,976,065
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA unit (a)	200,000	2,735,354
DeVry, Inc.	200,000	8,368,000
		11,103,354
Hotels, Restaurants & Leisure - 2.8%
Bally Technologies, Inc. (a)	200,000	6,868,000
McDonald's Corp.	1,991,900	111,088,263
Yum! Brands, Inc.	509,300	18,951,053
		136,907,316
Household Durables - 0.9%
D.R. Horton, Inc.	850,000	13,387,500
Jarden Corp. (a)	550,000	11,957,000
Whirlpool Corp.	230,000	19,959,400
		45,303,900
Internet & Catalog Retail - 0.9%
Expedia, Inc. (a)	200,000	4,378,000
Priceline.com, Inc. (a)	308,300	37,261,138
		41,639,138
Media - 0.7%
CKX, Inc. (a)	183,080	1,742,922
Focus Media Holding Ltd. ADR (a)(d)	350,000	12,302,500
Omnicom Group, Inc.	20,000	883,600
The DIRECTV Group, Inc. (a)	586,802	14,546,822
The Walt Disney Co.	200,000	6,276,000
		35,751,844
Specialty Retail - 2.4%
Best Buy Co., Inc.	1,120,000	46,435,200
Gamestop Corp. Class A (a)	382,000	19,753,220
Ross Stores, Inc.	956,020	28,642,359
TJX Companies, Inc.	750,000	24,802,500
		119,633,279
Textiles, Apparel & Luxury Goods - 3.2%
NIKE, Inc. Class B	1,691,800	115,042,400
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,344,508	27,172,507
Warnaco Group, Inc. (a)	410,000	16,170,400
		158,385,307
TOTAL CONSUMER DISCRETIONARY		569,231,803
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
PepsiAmericas, Inc.	206,900	5,282,157
Food & Staples Retailing - 0.3%
Kroger Co.	594,100	15,090,140

	Shares	Value
Food Products - 1.3%
Bunge Ltd. (d)	319,700	$ 27,775,536
Chiquita Brands International, Inc. (a)	56,738	1,311,215
Fresh Del Monte Produce, Inc. (a)	1,018,700	37,080,680
		66,167,431
Tobacco - 1.0%
Altria Group, Inc.	918,700	20,395,140
British American Tobacco PLC	256,800	9,727,584
British American Tobacco PLC sponsored ADR	250,000	18,937,500
		49,060,224
TOTAL CONSUMER STAPLES		135,599,952
ENERGY - 18.7%
Energy Equipment & Services - 5.8%
Atwood Oceanics, Inc. (a)	218,900	20,077,508
BJ Services Co.	410,000	11,689,100
Diamond Offshore Drilling, Inc.	103,300	12,024,120
ENSCO International, Inc.	390,000	24,421,800
Helmerich & Payne, Inc.	879,300	41,212,791
Hercules Offshore, Inc. (a)	102,700	2,579,824
Nabors Industries Ltd. (a)	300,000	10,131,000
National Oilwell Varco, Inc. (a)	1,227,190	71,643,352
Patterson-UTI Energy, Inc.	864,000	22,619,520
Rowan Companies, Inc.	130,000	5,353,400
Tidewater, Inc.	509,300	28,067,523
Transocean, Inc. (a)	256,260	34,646,352
Weatherford International Ltd. (a)	50,000	3,623,500
		288,089,790
Oil, Gas & Consumable Fuels - 12.9%
Anadarko Petroleum Corp.	1,303,200	82,140,696
Apache Corp.	300,000	36,246,000
Chesapeake Energy Corp.	629,330	29,043,580
Chevron Corp.	159,800	13,640,528
Cimarex Energy Co.	280,000	15,327,200
ConocoPhillips	1,145,100	87,268,071
Hess Corp.	1,954,300	172,330,175
Hugoton Royalty Trust	100,000	2,758,000
Marathon Oil Corp.	199,300	9,088,080
Occidental Petroleum Corp.	580,300	42,460,551
Petrobank Energy & Resources Ltd. (a)	112,300	5,108,523
Petroleo Brasileiro SA - Petrobras sponsored ADR	809,100	82,617,201
Suncor Energy, Inc.	228,300	22,062,773
Valero Energy Corp.	713,227	35,026,578
		635,117,956
TOTAL ENERGY		923,207,746
FINANCIALS - 22.1%
Capital Markets - 5.2%
Bank of New York Mellon Corp.	100,000	4,173,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GLG Partners, Inc. (d)	3,931,538	$ 46,667,356
GLG Partners, Inc. warrants 12/28/11 (a)	4,063,900	18,368,828
Goldman Sachs Group, Inc.	516,747	85,464,786
Lehman Brothers Holdings, Inc.	1,352,789	50,918,978
Morgan Stanley	500,000	22,850,000
State Street Corp.	337,500	26,662,500
		255,105,448
Commercial Banks - 1.4%
Bank of Nova Scotia	254,700	11,549,079
BB&T Corp.	200,000	6,412,000
U.S. Bancorp, Delaware	217,400	7,035,064
Wachovia Corp.	380,000	10,260,000
Wells Fargo & Co.	1,130,000	32,883,000
		68,139,143
Diversified Financial Services - 7.2%
Bank of America Corp.	1,700,000	64,447,000
Bolsa de Mercadorias & Futuros - BM&F SA	500,000	4,504,787
CME Group, Inc.	7,000	3,283,700
Deutsche Boerse AG	78,900	12,707,994
GHL Acquisition Corp. unit	1,129,580	10,900,447
JPMorgan Chase & Co.	1,720,000	73,874,000
Leucadia National Corp.	509,300	23,030,546
Liberty Acquisition Holdings Corp.:
unit	3,793,900	39,456,560
warrants 12/12/13 (a)	393,500	834,220
Liberty International Acquisition Co. (e)	4,125,000	58,279,939
Liberty International Acquisition Co. warrants 3/17/13 (a)	4,125,000	4,232,621
Sapphire Industrials Corp. unit	5,000,000	48,050,000
Trian Acquisition I Corp. unit	1,500,000	14,850,000
		358,451,814
Insurance - 7.5%
ACE Ltd.	382,000	21,032,920
Allied World Assurance Co. Holdings Ltd.	264,200	10,488,740
Allstate Corp.	234,700	11,279,682
American International Group, Inc.	908,331	39,285,316
Aspen Insurance Holdings Ltd.	559,300	14,754,334
Assurant, Inc.	150,000	9,129,000
Axis Capital Holdings Ltd.	545,200	18,525,896
Berkshire Hathaway, Inc. Class A (a)	316	42,154,400
Endurance Specialty Holdings Ltd.	580,900	21,260,940
Everest Re Group Ltd.	152,800	13,680,184
Hartford Financial Services Group, Inc.	104,700	7,933,119
Max Capital Group Ltd.	814,900	21,342,231
MetLife, Inc.	232,000	13,980,320
Montpelier Re Holdings Ltd.	506,466	8,128,779
Navigators Group, Inc. (a)	82,766	4,502,470
Platinum Underwriters Holdings Ltd.	553,967	17,981,769

	Shares	Value
Prudential Financial, Inc.	84,700	$ 6,627,775
The Chubb Corp.	607,400	30,054,152
The Travelers Companies, Inc.	738,500	35,337,225
Unum Group	743,300	16,360,033
Zurich Financial Services AG (Reg.)	20,000	6,298,142
		370,137,427
Real Estate Management & Development - 0.7%
Black Earth Farming Ltd. unit	900,950	9,324,250
The St. Joe Co. (d)	619,400	26,590,842
		35,915,092
Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	100,000	2,716,000
MGIC Investment Corp.	222,800	2,346,084
Washington Mutual, Inc.	132,700	1,366,810
		6,428,894
TOTAL FINANCIALS		1,094,177,818
HEALTH CARE - 6.1%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	370,000	22,825,300
CSL Ltd.	690,000	23,278,934
		46,104,234
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	139,424	11,969,550
Inverness Medical Innovations, Inc. (a)	663,515	19,971,802
Philip Morris International, Inc. (a)	918,700	46,467,846
		78,409,198
Health Care Providers & Services - 1.9%
Aetna, Inc.	509,300	21,436,437
Express Scripts, Inc. (a)	202,800	13,044,096
Humana, Inc. (a)	100,000	4,486,000
Medco Health Solutions, Inc. (a)	1,271,400	55,674,606
		94,641,139
Life Sciences Tools & Services - 0.9%
Applera Corp. - Applied Biosystems Group	100,000	3,286,000
Charles River Laboratories International, Inc. (a)	523,403	30,849,373
Invitrogen Corp. (a)	100,000	8,547,000
		42,682,373
Pharmaceuticals - 0.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	609,300	28,143,567
XenoPort, Inc. (a)	329,447	13,332,720
		41,476,287
TOTAL HEALTH CARE		303,313,231
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.4%
Aerospace & Defense - 5.1%
Goodrich Corp.	204,700	$ 11,772,297
Honeywell International, Inc.	631,900	35,651,798
L-3 Communications Holdings, Inc.	665,681	72,785,561
Lockheed Martin Corp.	332,522	33,019,435
Northrop Grumman Corp.	344,700	26,821,107
Raytheon Co.	406,937	26,292,200
United Technologies Corp.	680,000	46,797,600
		253,139,998
Commercial Services & Supplies - 0.3%
GeoEye, Inc. (a)	350,000	9,096,500
Manpower, Inc.	100,000	5,626,000
		14,722,500
Electrical Equipment - 0.2%
JA Solar Holdings Co. Ltd. ADR	550,000	10,230,000
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	254,700	13,962,654
Machinery - 2.9%
AGCO Corp. (a)	200,000	11,976,000
Cummins, Inc.	407,400	19,074,468
Deere & Co.	939,600	75,581,424
Eaton Corp.	127,300	10,141,991
Ingersoll-Rand Co. Ltd. Class A	150,000	6,687,000
Manitowoc Co., Inc.	100,000	4,080,000
Parker Hannifin Corp.	229,200	15,876,684
		143,417,567
Marine - 0.6%
Excel Maritime Carriers Ltd.	100,000	2,935,000
Genco Shipping & Trading Ltd.	234,140	13,212,520
Kirby Corp. (a)	254,700	14,517,900
Navios Maritime Holdings, Inc. warrants 12/9/08 (a)	240,250	1,117,163
OceanFreight, Inc.	7,676	168,028
		31,950,611
Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	400,000	36,888,000
Norfolk Southern Corp.	650,000	35,308,000
Union Pacific Corp.	204,700	25,665,286
		97,861,286
TOTAL INDUSTRIALS		565,284,616
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.3%
Juniper Networks, Inc. (a)	816,800	20,420,000
Nokia Corp. sponsored ADR	2,879,600	91,657,668
		112,077,668
Computers & Peripherals - 4.5%
Hewlett-Packard Co.	2,618,000	119,537,880
International Business Machines Corp.	396,500	45,653,010

	Shares	Value
NCR Corp. (a)	536,560	$ 12,249,665
Seagate Technology	1,350,000	28,269,000
Western Digital Corp. (a)	514,400	13,909,376
		219,618,931
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. (a)	200,000	6,546,000
Internet Software & Services - 0.4%
Open Text Corp. (a)	428,300	13,550,734
Yahoo!, Inc. (a)	277,200	8,019,396
		21,570,130
IT Services - 0.3%
Satyam Computer Services Ltd. sponsored ADR	25,000	564,750
Visa, Inc.	211,900	13,214,084
		13,778,834
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV (NY Shares)	600,000	14,886,000
Mattson Technology, Inc. (a)	200,000	1,218,000
		16,104,000
Software - 1.9%
Activision, Inc. (a)	970,493	26,504,164
Oracle Corp. (a)	2,646,700	51,769,452
Ubisoft Entertainment SA (a)	191,667	16,511,001
		94,784,617
TOTAL INFORMATION TECHNOLOGY		484,480,180
MATERIALS - 14.6%
Chemicals - 7.2%
Agrium, Inc.	418,300	25,979,747
Celanese Corp. Class A	405,500	15,834,775
CF Industries Holdings, Inc.	228,743	23,702,350
Chemtura Corp.	1,500,000	11,010,000
Fertilizantes Fosfatados SA (PN)	60,400	2,830,691
K&S AG	52,900	17,312,031
Monsanto Co.	238,500	26,592,750
Neo Material Technologies, Inc. (a)	3,110,600	11,574,607
OM Group, Inc. (a)	380,000	20,725,200
Potash Corp. of Saskatchewan, Inc.	120,000	18,625,200
Terra Industries, Inc. (a)	520,000	18,475,600
The Mosaic Co. (a)	1,445,401	148,298,143
Yara International ASA	250,000	14,456,684
		355,417,778
Metals & Mining - 7.4%
Agnico-Eagle Mines Ltd.	356,400	24,169,655
AK Steel Holding Corp.	132,000	7,183,440
Barrick Gold Corp.	181,100	7,917,171
BHP Billiton Ltd. sponsored ADR	432,000	28,447,200
Eldorado Gold Corp. (a)	500,000	3,448,276
First Quantum Minerals Ltd.	250,000	20,270,797
Freeport-McMoRan Copper & Gold, Inc. Class B	254,700	24,507,234
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Gold Fields Ltd. sponsored ADR	600,000	$ 8,298,000
Goldcorp, Inc.	955,000	37,107,880
IAMGOLD Corp.	266,200	1,973,292
Inmet Mining Corp.	658,400	48,100,526
Kinross Gold Corp.	3,082,400	68,757,997
Major Drilling Group International, Inc. (a)	380,100	19,808,445
Nucor Corp.	200,000	13,548,000
Reliance Steel & Aluminum Co.	60,000	3,591,600
Silver Wheaton Corp. (a)	1,000,000	15,517,241
United States Steel Corp.	110,000	13,955,700
Yamana Gold, Inc.	1,450,000	21,271,186
		367,873,640
TOTAL MATERIALS		723,291,418
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica SA sponsored ADR	164,700	14,248,197
UTILITIES - 2.1%
Electric Utilities - 0.1%
Public Power Corp. of Greece	100,000	4,372,722
Gas Utilities - 0.8%
Energen Corp.	596,491	37,161,389
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	254,700	22,482,369
Reliant Energy, Inc. (a)	764,000	18,068,600
		40,550,969

	Shares	Value
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	509,400	$ 20,472,786
TOTAL UTILITIES		102,557,866
TOTAL COMMON STOCKS (Cost $5,062,297,364)		4,915,392,827
Money Market Funds - 2.0%

Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c) (Cost $97,749,000)	97,749,000	97,749,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,160,046,364)		5,013,141,827
NET OTHER ASSETS - (1.3)%		(64,471,803)
NET ASSETS - 100%		$ 4,948,670,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,808,418
Fidelity Securities Lending Cash Central Fund	928,863
Total	$ 2,737,281
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Liberty International Acquisition Co.	$ -	$ 56,509,557	$ -	$ -	$ 58,279,939
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.6%
Canada	7.4%
Bermuda	3.3%
Cayman Islands	3.2%
Brazil	1.9%
Finland	1.9%
Australia	1.1%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $94,718,155) - See accompanying schedule: Unaffiliated issuers (cost $5,005,787,807)	$ 4,857,112,888
Fidelity Central Funds (cost $97,749,000)	97,749,000
Other affiliated issuers (cost $56,509,557)	58,279,939
Total Investments (cost $5,160,046,364)		$ 5,013,141,827
Cash		1,099,036
Foreign currency held at value (cost $13,885,907)		13,885,964
Receivable for investments sold		95,862,323
Receivable for fund shares sold		510,940
Dividends receivable		5,182,311
Distributions receivable from Fidelity Central Funds		224,117
Prepaid expenses		32,604
Other receivables		190,010
Total assets		5,130,129,132

Liabilities
Payable for investments purchased	$ 71,456,670
Payable for fund shares redeemed	3,589,608
Accrued management fee	2,336,340
Distribution fees payable	91,418
Notes payable to affiliates	5,830,722
Other affiliated payables	217,815
Other payables and accrued expenses	187,535
Collateral on securities loaned, at value	97,749,000
Total liabilities		181,459,108

Net Assets		$ 4,948,670,024
Net Assets consist of:
Paid in capital		$ 4,961,985,973
Undistributed net investment income		7,612,347
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		125,937,867
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(146,866,163)
Net Assets		$ 4,948,670,024

Statement of Assets and Liabilities - continued

March 31, 2008 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($4,517,564,409 ÷ 411,916,228 shares)	$ 10.97

Class A: Net Asset Value and redemption price per share ($427,273,813 ÷ 39,934,054 shares)	$ 10.70

Maximum offering price per share (100/94.25 of $10.70)	$ 11.35
Class T: Net Asset Value and redemption price per share ($939,652 ÷ 88,635 shares)	$ 10.60

Maximum offering price per share (100/96.50 of $10.60)	$ 10.98
Class B: Net Asset Value and offering price per share ($498,451 ÷ 47,249 shares)A	$ 10.55

Class C: Net Asset Value and offering price per share ($466,566 ÷ 44,195 shares)A	$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,927,133 ÷ 176,117 shares)	$ 10.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 28,441,956
Interest		715,111
Income from Fidelity Central Funds		2,737,281
Total income		31,894,348

Expenses
Management fee	$ 15,344,064
Transfer agent fees	409,687
Distribution fees	584,509
Accounting and security lending fees	584,823
Custodian fees and expenses	148,107
Independent trustees' compensation	11,386
Appreciation in deferred trustee compensation account	248
Registration fees	27,061
Audit	42,990
Legal	23,786
Interest	62,604
Miscellaneous	25,690
Total expenses before reductions	17,264,955
Expense reductions	(434,475)	16,830,480
Net investment income (loss)		15,063,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	311,871,513
Foreign currency transactions	69,117
Total net realized gain (loss)		311,940,630
Change in net unrealized appreciation (depreciation) on: Investment securities	(957,518,857)
Assets and liabilities in foreign currencies	13,126
Total change in net unrealized appreciation (depreciation)		(957,505,731)
Net gain (loss)		(645,565,101)
Net increase (decrease) in net assets resulting from operations		$ (630,501,233)

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,063,868	$ 48,840,366
Net realized gain (loss)	311,940,630	700,634,489
Change in net unrealized appreciation (depreciation)	(957,505,731)	248,754,142
Net increase (decrease) in net assets resulting from operations	(630,501,233)	998,228,997
Distributions to shareholders from net investment income	(43,055,683)	(56,633,564)
Distributions to shareholders from net realized gain	(762,330,271)	(319,652,073)
Total distributions	(805,385,954)	(376,285,637)
Share transactions - net increase (decrease)	555,660,378	(200,869,389)
Total increase (decrease) in net assets	(880,226,809)	421,073,971

Net Assets
Beginning of period	5,828,896,833	5,407,822,862
End of period (including undistributed net investment income of $7,612,347 and undistributed net investment income of $37,878,944, respectively)	$ 4,948,670,024	$ 5,828,896,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 12.91	$ 11.91	$ 11.03	$ 10.02	$ 8.40
Income from Investment Operations
Net investment income (loss) E	.04	.12	.14	.19 H	.12	.08
Net realized and unrealized gain (loss)	(1.42)	2.25	1.18	.86	.97	1.63
Total from investment operations	(1.38)	2.37	1.32	1.05	1.09	1.71
Distributions from net investment income	(.11)	(.14)	(.13)	(.17)	(.08)	(.09)
Distributions from net realized gain	(1.91)	(.77)	(.19)	-	-	-
Total distributions	(2.02) J	(.91)	(.32)	(.17)	(.08)	(.09)
Net asset value, end of period	$ 10.97	$ 14.37	$ 12.91	$ 11.91	$ 11.03	$ 10.02
Total Return B,C,D	(11.11)%	19.44%	11.25%	9.51%	10.91%	20.45%
Ratios to Average Net Assets F,I
Expenses before reductions	.59% A	.60%	.61%	.62%	.61%	.62%
Expenses net of fee waivers, if any	.59% A	.60%	.61%	.62%	.61%	.62%
Expenses net of all reductions	.58% A	.59%	.57%	.51%	.55%	.50%
Net investment income (loss)	.58% A	.90%	1.13%	1.68% H	1.13%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,517,564	$ 5,352,895	$ 5,034,751	$ 4,965,789	$ 4,998,159	$ 4,633,668
Portfolio turnover rate G	363% A	200%	184%	244%	212%	349%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.019 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share.

Financial Highlights - Class A

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 L	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 12.64	$ 11.66	$ 10.80	$ 9.81	$ 8.25
Income from Investment Operations
Net investment income (loss) F	.01	.07	.08	.13 J	.04	- I
Net realized and unrealized gain (loss)	(1.38)	2.19	1.16	.83	.96	1.59
Total from investment operations	(1.37)	2.26	1.24	.96	1.00	1.59
Distributions from net investment income	(.06)	(.09)	(.07)	(.10)	(.01)	(.03)
Distributions from net realized gain	(1.91)	(.77)	(.19)	-	-	-
Total distributions	(1.97) M	(.86)	(.26)	(.10)	(.01)	(.03)
Net asset value, end of period	$ 10.70	$ 14.04	$ 12.64	$ 11.66	$ 10.80	$ 9.81
Total Return B,C,D,E	(11.28)%	18.90%	10.81%	8.86%	10.20%	19.30%
Ratios to Average Net Assets G,K
Expenses before reductions	.98% A	.99%	1.06%	1.17%	1.34%	1.49%
Expenses net of fee waivers, if any	.98% A	.99%	1.06%	1.17%	1.34%	1.49%
Expenses net of all reductions	.96% A	.98%	1.02%	1.06%	1.27%	1.37%
Net investment income (loss)	.19% A	.51%	.68%	1.14% J	.40%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427,274	$ 471,593	$ 372,010	$ 293,602	$ 216,223	$ 137,691
Portfolio turnover rate H	363%A	200%	184%	244%	212%	349%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Amount represents less than $.01. J Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Class N was renamed Class A on July 12, 2005. M Total distributions of $1.969 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.02)	.01	.04	.01
Net realized and unrealized gain (loss)	(1.38)	2.19	1.14	.31
Total from investment operations	(1.40)	2.20	1.18	.32
Distributions from net investment income	(.01)	(.09)	(.08)	-
Distributions from net realized gain	(1.91)	(.77)	(.19)	-
Total distributions	(1.91) J	(.86)	(.27)	-
Net asset value, end of period	$ 10.60	$ 13.91	$ 12.57	$ 11.66
Total Return B,C,D	(11.54)%	18.49%	10.31%	2.82%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.43%	1.43%	1.33%A
Expenses net of fee waivers, if any	1.42% A	1.43%	1.43%	1.33%A
Expenses net of all reductions	1.40% A	1.42%	1.39%	1.21%A
Net investment income (loss)	(.25)% A	.07%	.31%	.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 940	$ 1,063	$ 434	$ 103
Portfolio turnover rate G	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.914 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share.

Financial Highlights - Class B

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.03)	(.01)
Net realized and unrealized gain (loss)	(1.38)	2.18	1.15	.31
Total from investment operations	(1.42)	2.13	1.12	.30
Distributions from net investment income	-	(.04)	(.06)	-
Distributions from net realized gain	(1.86)	(.77)	(.19)	-
Total distributions	(1.86) J	(.81)	(.25)	-
Net asset value, end of period	$ 10.55	$ 13.83	$ 12.51	$ 11.64
Total ReturnB,C,D	(11.73)%	17.92%	9.74%	2.65%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.90% A	1.91%	1.95%	1.85% A
Expenses net of fee waivers, if any	1.90% A	1.91%	1.95%	1.85% A
Expenses net of all reductions	1.88% A	1.90%	1.91%	1.74% A
Net investment income (loss)	(.73)% A	(.41)%	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 498	$ 466	$ 284	$ 118
Portfolio turnover rate G	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.863 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.01)	(.01)
Net realized and unrealized gain (loss)	(1.37)	2.18	1.15	.31
Total from investment operations	(1.41)	2.13	1.14	.30
Distributions from net investment income	-	(.04)	(.06)	-
Distributions from net realized gain	(1.88)	(.77)	(.19)	-
Total distributions	(1.88) J	(.81)	(.25)	-
Net asset value, end of period	$ 10.56	$ 13.85	$ 12.53	$ 11.64
Total Return B,C,D	(11.68)%	17.87%	9.89%	2.65%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.91%	1.86%	1.82% A
Expenses net of fee waivers, if any	1.90% A	1.91%	1.86%	1.82% A
Expenses net of all reductions	1.89% A	1.90%	1.82%	1.71% A
Net investment income (loss)	(.73)% A	(.41)%	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467	$ 458	$ 229	$ 103
Portfolio turnover rate G	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.879 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.03	.11	.12	.02
Net realized and unrealized gain (loss)	(1.42)	2.23	1.17	.32
Total from investment operations	(1.39)	2.34	1.29	.34
Distributions from net investment income	(.09)	(.14)	(.11)	-
Distributions from net realized gain	(1.91)	(.77)	(.19)	-
Total distributions	(2.00) I	(.91)	(.30)	-
Net asset value, end of period	$ 10.94	$ 14.33	$ 12.90	$ 11.91
Total Return B,C	(11.20)%	19.20%	11.04%	2.94%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.74%	.78%	.83% A
Expenses net of fee waivers, if any	.74% A	.74%	.78%	.83% A
Expenses net of all reductions	.72% A	.69%	.74%	.71% A
Net investment income (loss)	.43% A	.80%	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,927	$ 2,422	$ 114	$ 103
Portfolio turnover rate F	363% A	200%	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 218,846,637
Unrealized depreciation	(386,858,873)
Net unrealized appreciation (depreciation)	$ (168,012,236)
Cost for federal income tax purposes	$ 5,181,154,063

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,925,630,301 and $10,106,640,508, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 576,913	$ 4,483
Class T	.25%	.25%	2,600	198
Class B	.75%	.25%	2,484	2,022
Class C	.75%	.25%	2,512	1,619
			$ 584,509	$ 8,322

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,740
Class T	249
Class B*	72
Class C*	25
$ 3,086

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Class O. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 79,582.01
Class A	325,171.14
Class T	1,720.33
Class B	756.30
Class C	779.31
Institutional Class	1,679.15
	$ 409,687

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $113,540 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,753,085	3.76%	$ 62,604

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $7,065 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $928,863.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $428,957 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,793. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 725

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $ 2,527,975, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2008	Year ended September 30, 2007
From net investment income
Class O	$ 40,933,327	$ 53,852,598
Class A	2,106,366	2,750,820
Class T	527	4,757
Class B	-	1,145
Class C	-	803
Institutional Class	15,463	23,441
Total	$ 43,055,683	$ 56,633,564
From net realized gain
Class O	$ 696,957,922	$ 296,173,474
Class A	64,779,107	23,268,152
Class T	143,694	41,151
Class B	67,933	23,203
Class C	64,542	17,168
Institutional Class	317,073	128,925
Total	$ 762,330,271	$ 319,652,073

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2008	Year ended September 30, 2007	Six months ended March 31, 2008	Year ended September 30, 2007
Class O
Shares sold	7,885,737	17,079,006	$ 100,827,048	$ 224,837,373
Reinvestment of distributions	58,139,164	27,086,415	713,948,924	337,496,714
Shares redeemed	(26,557,621)	(61,650,556)	(336,727,410)	(817,739,781)
Net increase (decrease)	39,467,280	(17,485,135)	$ 478,048,562	$ (255,405,694)
Class A
Shares sold	2,642,165	5,644,265	$ 33,028,749	$ 72,699,279
Reinvestment of distributions	5,544,956	2,112,917	66,539,441	25,819,847
Shares redeemed	(1,830,462)	(3,618,757)	(22,500,754)	(46,924,186)
Net increase (decrease)	6,356,659	4,138,425	$ 77,067,436	$ 51,594,940
Class T
Shares sold	15,651	82,917	$ 180,305	$ 1,072,648
Reinvestment of distributions	12,119	3,782	144,221	45,908
Shares redeemed	(15,571)	(44,783)	(179,374)	(586,542)
Net increase (decrease)	12,199	41,916	$ 145,152	$ 532,014
Class B
Shares sold	12,747	16,452	$ 149,048	$ 211,111
Reinvestment of distributions	5,649	1,910	66,997	23,154
Shares redeemed	(4,817)	(7,422)	(53,023)	(95,416)
Net increase (decrease)	13,579	10,940	$ 163,022	$ 138,849
Class C
Shares sold	13,253	19,743	$ 160,423	$ 257,311
Reinvestment of distributions	5,132	1,465	60,914	17,782
Shares redeemed	(7,286)	(6,398)	(79,822)	(82,083)
Net increase (decrease)	11,099	14,810	$ 141,515	$ 193,010
Institutional Class
Shares sold	2,507	189,754	$ 31,944	$ 2,473,211
Reinvestment of distributions	27,031	12,238	331,400	152,366
Shares redeemed	(22,407)	(41,867)	(268,653)	(548,085)
Net increase (decrease)	7,131	160,125	$ 94,691	$ 2,077,492

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	7,301,245,402.99	95.180
Withheld	369,727,258.69	4.820
TOTAL	7,670,972,661.68	100.000
Dennis J. Dirks
Affirmative	7,315,162,274.23	95.362
Withheld	355,810,387.45	4.638
TOTAL	7,670,972,661.68	100.000
Edward C. Johnson 3d
Affirmative	7,279,566,042.90	94.898
Withheld	391,406,618.78	5.102
TOTAL	7,670,972,661.68	100.000
Alan J. Lacy
Affirmative	7,308,976,735.47	95.281
Withheld	361,995,926.21	4.719
TOTAL	7,670,972,661.68	100.000
Ned C. Lautenbach
Affirmative	7,311,645,783.73	95.316
Withheld	359,326,877.95	4.684
TOTAL	7,670,972,661.68	100.000
Joseph Mauriello
Affirmative	7,299,247,385.40	95.154
Withheld	371,725,276.28	4.846
TOTAL	7,670,972,661.68	100.000
Cornelia M. Small
Affirmative	7,304,074,583.68	95.217
Withheld	366,898,078.00	4.783
TOTAL	7,670,972,661.68	100.000
William S. Stavropoulos
Affirmative	7,288,328,101.58	95.012
Withheld	382,644,560.10	4.988
TOTAL	7,670,972,661.68	100.000
David M. Thomas
Affirmative	7,310,154,938.14	95.296
Withheld	360,817,723.54	4.704
TOTAL	7,670,972,661.68	100.000
Michael E. Wiley
Affirmative	7,291,195,796.49	95.049
Withheld	379,776,865.19	4.951
TOTAL	7,670,972,661.68	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Destiny Portfolios to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	5,886,523,798.95	76.738
Against	1,431,969,592.63	18.667
Abstain	340,360,558.94	4.437
Broker Non-Votes	12,118,711.16	0.158
TOTAL	7,670,972,661.68	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESII-I-USAN-0508
1.814764.102

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios' Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios'(the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 28, 2008